SPARTAN(REGISTERED TRADEMARK)
FLORIDA
MUNICIPAL
FUNDS


ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGO_GRAPHICS) (REGISTERED TRADEMARK)

CONTENTS



PRESIDENT'S MESSAGE                          3   NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

 PERFORMANCE                                 4   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                   7   THE MANAGER'S REVIEW OF FUND
                                                 PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                          10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                 INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                 11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                 WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                        21  STATEMENTS OF ASSETS AND LIABILITIES,
                                                 OPERATIONS, AND CHANGES IN NET ASSETS,
                                                 AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                 25  HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                   27  THE MANAGER'S REVIEW OF FUND
                                                 PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                          29  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                 INVESTMENTS OVER THE PAST SIX MONTHS
                                                 AND ONE YEAR.

 INVESTMENTS                                 30  A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                        37  STATEMENTS OF ASSETS AND LIABILITIES,
                                                 OPERATIONS, AND CHANGES IN NET ASSETS,
                                                 AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                        41  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                        44  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                45



Third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD,OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN FLORIDA MUNICIPAL INCOME FUND


PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

SPARTAN FL MUNICIPAL INCOME                7.40%   35.97%  69.69%

LB FLORIDA MUNICIPAL BOND                  7.73%   37.78%  N/A

FLORIDA MUNICIPAL DEBT FUNDS AVERAGE       6.93%   32.05%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, one year, five years or since the fund started on March 16, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Florida Municipal Bond Index - a market value-weighted index of Florida investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 62 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

SPARTAN FL MUNICIPAL INCOME                7.40%   6.34%   8.20%

LB FLORIDA MUNICIPAL BOND                  7.73%   6.62%   N/A

FLORIDA MUNICIPAL DEBT FUNDS AVERAGE       6.93%   5.71%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan FL Muni Income      LB Municipal Bond
             00427                       LB015
  1992/03/31      10000.00                    10000.00
  1992/04/30      10172.61                    10089.00
  1992/05/31      10350.03                    10207.75
  1992/06/30      10575.20                    10379.03
  1992/07/31      11028.26                    10690.20
  1992/08/31      10779.40                    10585.97
  1992/09/30      10823.45                    10655.20
  1992/10/31      10580.52                    10550.46
  1992/11/30      10944.39                    10739.42
  1992/12/31      11095.24                    10849.07
  1993/01/31      11245.75                    10975.24
  1993/02/28      11812.46                    11372.22
  1993/03/31      11626.24                    11252.01
  1993/04/30      11765.70                    11365.54
  1993/05/31      11841.80                    11429.42
  1993/06/30      12066.54                    11620.18
  1993/07/31      12101.29                    11635.40
  1993/08/31      12393.62                    11877.65
  1993/09/30      12566.59                    12012.93
  1993/10/31      12600.06                    12036.12
  1993/11/30      12423.65                    11930.08
  1993/12/31      12745.45                    12181.92
  1994/01/31      12914.00                    12321.04
  1994/02/28      12524.91                    12001.93
  1994/03/31      11935.22                    11513.21
  1994/04/30      12024.45                    11610.84
  1994/05/31      12139.04                    11711.51
  1994/06/30      12056.43                    11639.95
  1994/07/31      12310.26                    11853.31
  1994/08/31      12320.58                    11894.32
  1994/09/30      12130.96                    11719.71
  1994/10/31      11814.13                    11511.57
  1994/11/30      11530.36                    11303.44
  1994/12/31      11886.42                    11552.23
  1995/01/31      12279.67                    11882.39
  1995/02/28      12704.70                    12227.93
  1995/03/31      12848.58                    12368.43
  1995/04/30      12858.11                    12383.03
  1995/05/31      13293.09                    12778.17
  1995/06/30      13130.49                    12667.00
  1995/07/31      13237.10                    12787.08
  1995/08/31      13405.68                    12949.22
  1995/09/30      13499.13                    13031.19
  1995/10/31      13706.26                    13220.67
  1995/11/30      13961.59                    13440.00
  1995/12/31      14100.58                    13569.15
  1996/01/31      14182.96                    13671.60
  1996/02/29      14061.09                    13579.32
  1996/03/31      13892.16                    13405.77
  1996/04/30      13847.66                    13367.84
  1996/05/31      13843.25                    13362.49
  1996/06/30      14002.86                    13508.01
  1996/07/31      14127.09                    13630.93
  1996/08/31      14122.39                    13627.66
  1996/09/30      14310.34                    13818.45
  1996/10/31      14461.71                    13974.73
  1996/11/30      14742.11                    14230.47
  1996/12/31      14658.38                    14170.70
  1997/01/31      14692.85                    14197.48
  1997/02/28      14827.51                    14327.82
  1997/03/31      14596.62                    14136.83
  1997/04/30      14723.54                    14255.15
  1997/05/31      14946.39                    14469.55
  1997/06/30      15099.85                    14623.65
  1997/07/31      15539.17                    15028.73
  1997/08/31      15369.96                    14887.91
  1997/09/30      15538.41                    15064.63
  1997/10/31      15627.27                    15161.49
  1997/11/30      15728.03                    15250.64
  1997/12/31      15941.23                    15473.15
  1998/01/31      16156.40                    15632.83
  1998/02/28      16143.45                    15637.52
  1998/03/31      16136.19                    15651.28
  1998/04/30      16043.28                    15580.69
  1998/05/31      16289.98                    15827.34
  1998/06/30      16323.37                    15889.70
  1998/07/31      16400.59                    15929.58
  1998/08/31      16649.55                    16175.69
  1998/09/30      16825.46                    16377.24
  1998/10/31      16816.46                    16376.91
  1998/11/30      16892.27                    16434.40
IMATRL PRASUN   SHR__CHT 19981130 19981216 085531 R00000000000083

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by November 30, 1998, the value of the investment would have grown to $16,892 - a 68.92% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,434 - a 64.34% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                      YEARS ENDED NOVEMBER 30,

                  1998   1997   1996   1995    1994

DIVIDEND RETURNS  4.77%  5.00%  5.10%  6.31%   5.01%

CAPITAL RETURNS   2.63%  1.69%  0.49%  14.78%  -12.20%

TOTAL RETURNS     7.40%  6.69%  5.59%  21.09%  -7.19%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.


DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1998         PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.26(CENTS)  26.17(CENTS)  52.57(CENTS)

ANNUALIZED DIVIDEND RATE                4.46%        4.50%         4.55%

30-DAY ANNUALIZED YIELD                 3.82%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.97%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.62 over the past one month, $11.59 over the past six months and $11.55 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% 1998 federal tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Prospects were bright for
fixed-income markets at the
beginning of the 12-month period
ending November 30, 1998, with
positive U.S. economic news and
the Federal Reserve Board's
reluctance to raise interest rates
playing key roles. However,
near-record issuance of municipal
bonds, greeted by only moderate
enthusiasm, continued to contribute
to their underperformance
relative to taxable bonds. For the
12-month period, the Lehman
Brothers Municipal Bond Index -
a popular measure of the
municipal bond market - returned
7.76%.  By comparison, the
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable bond
performance - returned 9.45%
during the period. Year-to-date
municipal bond issuance of over
$253 billion has already exceeded
all of last year's total, and is on
track to top the record $293 billion
muni-bond issuance during 1993.
Despite the tepid demand, munis
were yielding at the end of the
period about the same as 30-year
Treasuries - the safe haven of
choice during the market's
downdraft in the late summer and
early fall. While the recent equity
rally has put further pressure on
municipal bond prices, their yields
are historically high, which may
stimulate demand in the near
term. Munis, like the majority of
fixed-income issues, also have
been bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped the
fed funds rate to 4.75%.

An interview with Christine Thompson, Portfolio Manager of Spartan Florida Municipal Income Fund
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the 12-month period that ended November 30, 1998, the fund had a total return of 7.40%. To get a sense of how the fund did relative to its competitors, the Florida municipal debt funds average returned 6.93% during the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Florida Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 7.73% for the same 12-month period.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE?
A. Among the fund's top performers were lower-quality, investment-grade bonds - such as those rated Baa by Moody's Investors Service, which made up roughly 10% of the fund's investments during much of the period. In the face of falling interest rates, investors increasingly sought out Baa-rated bonds because they offered an attractive combination of investment-grade credit quality and yields in excess of higher-rated bonds. Not only was there a growing demand for Baa-rated bonds, but there also was a limited supply of them. Taken together, the stronger demand and weaker supply helped Baa-rated bonds outpace their higher-rated counterparts during much of the period.
Q. GIVEN THEIR RELATIVELY ATTRACTIVE YIELDS AND GOOD PERFORMANCE, WHY DID YOU CUT BACK THE FUND'S STAKE IN BAA-RATED BONDS COMPARED TO SIX MONTHS AGO?
A. For one thing, less than two percent of the Florida municipal market is rated Baa. Because availability of those bonds was limited and demand was strong, the Baa securities that were available often were priced expensively in my view. That created market conditions which provided attractive opportunities for me to lighten up the fund's holdings in this sector. The additional yield Baa-rated bonds offered compared to higher-quality municipals diminished throughout most of the period. Essentially, investors were less worried about defaults and consequently were not demanding a lot of additional yield from Baa-rated securities to compensate for their lower credit quality. However, because I became increasingly more concerned that global economic turmoil might translate into slower U.S. economic growth, and that lower-quality securities would lag higher-quality bonds as a result, I reduced the fund's investments in the Baa-rated sector.
Q. IN TERMS OF BONDS OF VARIOUS MATURITIES, WHICH DID THE FUND EMPHASIZE THROUGHOUT THE YEAR?
A. The fund's investments were concentrated in bonds with intermediate maturities of between five and 15 years, a strategy that generally was a plus during the past 12 months. Based on Fidelity's quantitative models, intermediate-maturity bonds offered the most attractive value for their given interest-rate sensitivity.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Some of the fund's industrial development bonds were disappointments because they lagged the overall municipal market during the past several months. Industrial development bonds are issued by a municipality to finance a fixed asset, such as a road to a new factory, an airline terminal or other purpose deemed in the public interest. Because an industrial development bond ultimately depends on a corporation's ability to pay back interest and principal, the bond's fortunes are tied to the health of that business. As investors became more concerned about corporate profitability amid fears of a slowing economy, industrial development bonds languished. I sold some of the fund's bonds backed by corporate issuers in the paper and forest industry where paper company earnings were curtailed due to a poor pricing environment.
Q. CHRISTINE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. From historical measures, municipals were priced quite attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices is that their yields are roughly 90% of Treasury yields; historically, municipals yield between 65% and 80% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON
FLORIDA'S ECONOMY:
"Florida's economy presently is quite
healthy, thanks in large part to the
strength in both employment and
tourism. The state's unemployment
rate fell to around 4%, while tourism
from U.S. residents remained strong
and helped to offset a decreasing
number of Latin American tourists.
"Looking ahead to 1999, I see
continued, albeit somewhat slower,
economic growth. Protracted
problems in Latin America could
put pressure on Florida's
export-related industries and serve
to curtail travelers from these
countries. Tourism from U.S.
residents is also predicted to slow if
the national economy weakens.
That said, I believe that Florida's
economy will do better than that of
the nation as a whole as job growth
is strong and the state's favorable
climate and quality of life continue
to attract new residents."

FUND FACTS
GOAL: high current income
exempt from federal income tax
and the Florida intangible tax
by normally investing in
investment-grade municipal
securities
FUND NUMBER: 427
TRADING SYMBOL: FFLIX
START DATE: March 16, 1992
SIZE: as of November 30,
1998, more than $448 million
MANAGER: Christine Thompson,
since July 1998; manager,
various Spartan and Fidelity
municipal income funds;
joined Fidelity in 1985
(checkmark)

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF NOVEMBER 30, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE SECTORS
                                                        6 MONTHS AGO

TRANSPORTATION                             19.1          16.1

ELECTRIC UTILITIES                         15.3          15.7

GENERAL OBLIGATIONS                        11.0          9.6

HEALTH CARE                                10.5          15.4

ESCROWED/PRE-REFUNDED                      10.5          10.4


AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1998

                                                           6 MONTHS AGO

YEARS                                               11.3   12.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30, 1998

                                         6 MONTHS AGO

YEARS                              6.5   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF NOVEMBER 30, 1998  AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 65.90000000000001
ROW: 1, COL: 2, VALUE: 19.8
ROW: 1, COL: 3, VALUE: 6.8
ROW: 1, COL: 4, VALUE: 3.6
ROW: 1, COL: 5, VALUE: 3.9
AAA 65.9%
AA, A 19.8%
BAA 6.8%
NOT RATED 3.6%
SHORT-TERM
INVESTMENTS 3.9%

AAA 64.2%
AA, A 17.8%
BAA 10.5%
NOT RATED 3.5%
SHORT-TERM
INVESTMENTS 4.0%
ROW: 1, COL: 1, VALUE: 64.2
ROW: 1, COL: 2, VALUE: 17.8
ROW: 1, COL: 3, VALUE: 10.5
ROW: 1, COL: 4, VALUE: 3.5
ROW: 1, COL: 5, VALUE: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.1%

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - 94.8%

Alachua County Health Facilities Auth. Health
Facilities Rev. Rfdg. (Avmed/Santa Fe Health
Sys. Proj.):

6% 11/15/09 (Escrowed to Maturity) (f)                   Baa1      $ 2,780,000                $ 3,055,496

6.05% 11/15/16 (Escrowed to Maturity) (f)                Baa1       6,230,000                  7,087,871

Broward County Hsg. Fin. Auth. Single Family             Aaa        1,225,000                  1,312,808
Mtg. Rev. 6.65% 8/1/21 (e)

Broward County Resource Recovery Rev. (SES               A3         10,770,000                 11,449,587
Broward Co. LP South Proj.) 7.95% 12/1/08

Broward County Spl. Oblig. Rfdg.:

5.5% 1/1/02 (AMBAC Insured)                              Aaa        1,365,000                  1,435,816

5.5% 1/1/04 (AMBAC Insured)                              Aaa        2,320,000                  2,492,051

5.5% 1/1/05 (AMBAC Insured)                              Aaa        2,585,000                  2,803,562

Dade County Aviation Rev.:

(Miami Int'l. Arpt.) Series B, 5% 10/1/11 (FSA           Aaa        3,300,000                  3,401,574
Insured) (e)

Rfdg.:

(Miami Int'l. Arpt.) Series A:

5.75% 10/1/03 (FSA Insured) (e)                          Aaa        1,800,000                  1,942,884

5.75% 10/1/04 (FSA Insured) (e)                          Aaa        5,000,000                  5,444,300

Series B, 6.3% 10/1/05 (AMBAC Insured)                   Aaa        1,200,000                  1,379,340

Series C, 5.5% 10/1/11 (MBIA Insured)                    Aaa        5,200,000                  5,646,056

Series D, 5.75% 10/1/09 (AMBAC                           Aaa        2,125,000                  2,334,631
Insured) (e)

Series Y, 5.3% 10/1/05                                   Aa3        3,460,000                  3,689,398

Dade County Gen. Oblig.:

Rfdg.:

(Pub. Impt.) 7.5% 6/1/04 (FSA Insured)                   Aaa        2,400,000                  2,831,016

(Seaport):

6.25% 10/1/05 (MBIA Insured)                             Aaa        2,995,000                  3,405,555

6.25% 10/1/06 (MBIA Insured)                             Aaa        1,575,000                  1,813,660

Series DD, 7.7% 10/1/07 (AMBAC Insured)                  Aaa        1,820,000                  2,304,957

Dade County Gtd Entitlement Rev.:

(Cap. Appreciation) 0% 8/1/18 (AMBAC                     Aaa        14,835,000                 4,470,972
Insured) (Pre-Refunded to 2/1/06 @
40.446) (f)

Rfdg. (Cap. Appreciation) Series B, 0%                   Aaa        1,810,000                  1,610,936
2/1/02 (MBIA Insured)

Dade County Resource Recovery Facilities Rev.            Aaa        5,000,000                  5,403,550
Rfdg. 5.5% 10/1/09 (AMBAC Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Dade County School District Series 1995, 5.5%            Aaa       $ 2,000,000                $ 2,177,100
8/1/12 (MBIA Insured) (Pre-Refunded to
8/1/04 @ 101) (f)

Dade County Seaport Rev. Rfdg. Series 95:

5.75% 10/1/15 (MBIA Insured)                             Aaa        5,100,000                  5,549,208

6.2% 10/1/09 (MBIA Insured)                              Aaa        1,845,000                  2,164,480

Dade County Spl. Oblig. Rfdg. Series B:

0% 10/1/03 (AMBAC Insured)                               Aaa        4,160,000                  3,463,491

0% 10/1/04 (AMBAC Insured) (Escrowed to                  Aaa        5,045,000                  3,993,773
Maturity) (f)

Dade County Wtr. & Swr. Sys. Rev.:

5.25% 10/1/21 (FGIC Insured)                             Aaa        2,970,000                  3,050,101

6.25% 10/1/06 (FGIC Insured)                             Aaa        1,500,000                  1,728,390

6.25% 10/1/10 (FGIC Insured)                             Aaa        1,000,000                  1,186,180

Dunedin Hosp. Rev. Rfdg. (Mease Health Care              Aaa        1,400,000                  1,496,726
Sys.) 5.25% 11/15/06 (MBIA Insured)

Dunedin Util. Sys. Rev. Rfdg. 6.25% 10/1/11              Aaa        1,360,000                  1,614,633
(FGIC Insured)

Duval County Hsg. Fin. Auth. Single Family Mtg.          Aaa        510,000                    537,974
Rev. Series C, 7.7% 9/1/24 (FGIC Insured),
LOC Govt. Nat'l. Mtg. Assoc.

Duval County School District Rfdg. 6.3% 8/1/06           Aaa        5,000,000                  5,425,950
(AMBAC Insured)

Escambia County Sales Tax Rev. Rfdg. 5.55%               Aaa        2,000,000                  2,147,040
1/1/07 (FGIC Insured)

Escambia County Utils. Auth. Util. Sys. Rev.             Aaa        1,500,000                  1,765,815
Series B, 6.25% 1/1/15 (FGIC Insured)

Escambia County Health Facilities Auth. Health
Facilities Rev. Rfdg.:

(Baptist Hosp. & Baptist Manor):

6.75% 10/1/14                                            BBB+       695,000                    774,077

6.75% 10/1/14 (Pre-Refunded to 10/1/03                   BBB+       2,555,000                  2,900,743
@ 102) (f)

(Baptist Hosp., Inc.) Series B, 6% 10/1/14               BBB+       2,825,000                  2,979,612

Florida Board of Ed. (Pub. Ed.):

Series 1994 C, 5.4% 6/1/06                               Aa2        1,500,000                  1,632,375

Series A, 5% 6/1/05                                      Aa2        2,810,000                  2,983,967

Series B, 5.625% 6/1/08                                  Aa2        2,000,000                  2,184,020

Series E, 5.25% 6/1/23                                   Aa2        1,750,000                  1,774,483

Series F, 5.5% 6/1/17                                    Aa2        3,000,000                  3,171,360

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Florida Div. Board Fin. Dept. Gen. Svcs. Rev.:

(Dept. of Envir. Preservation 2000) Series A:

5.25% 7/1/10 (MBIA Insured)                              Aaa       $ 5,000,000                $ 5,335,000

5.7% 7/1/09 (AMBAC Insured)                              Aaa        3,000,000                  3,257,220

5.75% 7/1/11 (AMBAC Insured)                             Aaa        3,000,000                  3,267,540

Rfdg. (Dept. of Envir. Protection 2000) Series           Aaa        3,000,000                  3,200,700
A, 5% 7/1/06 (FSA Insured)

Florida Gen. Oblig.:

(Jacksonville Trans.) Series A, 5.75% 7/1/04             Aa2        1,955,000                  2,135,290

(Right of Way Trans.):

Series A, 5% 7/1/15                                      Aa2        3,000,000                  3,048,690

Series B, 5.5% 7/1/09                                    Aa2        3,810,000                  4,176,789

Florida Hsg. Fin. Agcy. Multi-family Hsg. Rev. Rfdg.:

(Multi-Family Park Colony Proj.) Series D, 5.1%          AA-        2,500,000                  2,537,675
4/1/13, LOC Mellon Bank NA, Pittsburgh

(Single Family Mtg.):

Series A:

6.35% 7/1/14                                             Aaa        1,180,000                  1,257,314

6.55% 7/1/14 (e)                                         Aaa        1,405,000                  1,508,296

Series B, 6.55% 7/1/17 (e)                               Aaa        1,180,000                  1,260,311

Florida Mid-Bay Bridge Auth. Rev. Series A:

6.875% 10/1/22 (Escrowed to Maturity) (f)                -          3,000,000                  3,754,620

7.5% 10/1/17 (c)                                         -          1,700,000                  1,887,986

Florida Muni. Pwr. Agcy. Rev. Rfdg. (Stanton II
Proj.):

4.5% 10/1/16 (AMBAC Insured)                             Aaa        4,400,000                  4,216,916

4.5% 10/1/27 (AMBAC Insured)                             Aaa        7,000,000                  6,479,550

Florida Tpk. Auth. Tpk. Rev.:

(Dept. of Trans.) Series A:

5.5% 7/1/05 (AMBAC Insured)                              Aaa        3,250,000                  3,544,970

5.5% 7/1/06 (AMBAC Insured)                              Aaa        3,000,000                  3,301,050

5.5% 7/1/14 (FGIC Insured)                               Aaa        1,500,000                  1,591,500

Rfdg. Series A, 5.25% 7/1/09 (FGIC Insured)              Aaa        6,740,000                  7,251,094

Series A, 6.25% 7/1/09 (FGIC Insured)                    Aaa        1,825,000                  1,995,546
(Pre-Refunded to 7/1/02 @ 101) (f)

Gainesville Utils. Sys. Rev.:

Rfdg. Series B, 5.5% 10/1/13                             Aa3        1,500,000                  1,588,980

Series B, 6.5% 10/1/10                                   Aa3        1,600,000                  1,913,328

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Greater Orlando Aviation Auth. Orlando Arpt.
Facilities Rev.:

Series A, 6.5% 10/1/05 (FGIC Insured) (e)                Aaa       $ 3,550,000                $ 3,961,871

5.25% 10/1/23 (FGIC Insured) (e)                         Aaa        3,000,000                  3,048,120

Hillsborough County Aviation Auth. Rev.
(Tampa Int'l. Arpt.) Series A:

6.9% 10/1/11 (FGIC Insured)                              Aaa        2,270,000                  2,375,623

6.9% 10/1/11 (FGIC Insured) (Pre-Refunded                Aaa        1,980,000                  2,082,029
to 10/1/99 @ 102) (f)

Hillsborough County Cap. Impt. Prog. Rev. Rfdg.          Aaa        1,000,000                  1,133,070
6% 8/1/06 (FGIC Insured)

Hillsborough County Gen. Oblig. Rfdg. (Envir.            Aaa        2,080,000                  2,238,870
Sensitive LDS Acquisition & Protection) 6%
7/1/02 (AMBAC Insured) (Escrowed to
Maturity) (f)

Hillsborough County Port District Spl. Refing. Rev.
Rfdg. (Tampa Port Auth.):

6.5% 6/1/03 (FSA Insured) (e)                            Aaa        2,000,000                  2,209,980

6.5% 6/1/05 (FSA Insured) (e)                            Aaa        2,000,000                  2,274,860

Hillsborough County School Board Ctfs. of Ptrn.          Aaa        4,370,000                  4,762,645
Rfdg. (Master Lease Prog.) Series A, 5.5%
7/1/14 (MBIA Insured)

Hillsborough County Util. Rev. Rfdg. (Cap.
Appreciation) Series A:

0% 8/1/05 (MBIA Insured)                                 Aaa        6,500,000                  5,000,970

0% 8/1/06 (MBIA Insured)                                 Aaa        5,000,000                  3,671,350

0% 8/1/07 (MBIA Insured)                                 Aaa        7,000,000                  4,937,520

Indian River County Wtr. & Swr. Rev. Rfdg.               Aaa        2,000,000                  2,194,680
Series A, 5.5% 9/1/11 (FGIC Insured)

Jacksonville Elec. Auth. Rev. Rfdg. (Saint John
River Issue 2):

Series 10, 6.5% 10/1/03                                  Aa2        1,500,000                  1,673,535

Series 16, 5.375% 10/1/13                                Aa2        4,000,000                  4,172,400

Series 5, 7% 10/1/09                                     Aa2        2,490,000                  2,595,999

Jacksonville Excise Tax Rev.:

Rfdg. 6.25% 10/1/05 (AMBAC Insured)                      Aaa        1,000,000                  1,101,880

Series A, 6.5% 10/1/11 (AMBAC Insured)                   Aaa        1,200,000                  1,258,452
(Pre-Refunded to 10/1/99 @ 102) (f)

Series B, 5.6% 10/1/08 (FGIC Insured) (e)                Aaa        2,300,000                  2,401,568

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Jacksonville Health Facilities Auth. Hosp. Rev.:

(Charity Obligated Group) Series A:

5.25% 8/15/08 (MBIA Insured)                             Aaa       $ 3,720,000                $ 4,020,390

5.5% 8/15/05 (MBIA Insured)                              Aaa        1,600,000                  1,737,728

Rfdg. (Baptist Med. Ctr. Proj.) Series A, 7.3%           Aaa        500,000                    520,455
6/1/19 (Pre-Refunded to 6/1/99 @ 102) (f)

Jacksonville Health Facilities Auth. Ind. Dev. Rev.:

(Cypress Village Proj./Nat'l. Benevolent                 Baa1       2,740,000                  3,209,499
Assoc.) 8% 12/1/24

Rfdg. (Cypress Village Proj./Nat'l. Benevolent
Assoc.):

6.25% 12/1/23                                            Baa1       2,710,000                  2,904,524

7% 12/1/14                                               Baa1       1,000,000                  1,099,870

7% 12/1/22                                               Baa1       2,000,000                  2,198,980

Jacksonville Ind. Dev. Rev. Rfdg. (Cargill, Inc.         -          1,250,000                  1,338,163
Proj.) 6.4% 3/1/11 (h)

Jacksonville Port Auth. Arpt. Rev. Rfdg. 5%              Aaa        2,550,000                  2,677,500
10/1/05 (FGIC Insured) (e)

Jacksonville Sales Tax Rev. (River City                  Aaa        1,900,000                  2,028,345
Rennaissance Proj.) 5.65% 10/1/14
(FGIC Insured)

Lakeland Elec. & Wtr. Rev.:

(Cap. Appreciation) 0% 10/1/09 (FGIC                     Aaa        2,840,000                  1,795,732
Insured)

Rfdg. (Jr. Sub- Lien):

6.25% 10/1/02 (FGIC Insured)                             Aaa        5,180,000                  5,647,081

6.5% 10/1/06 (FGIC Insured)                              Aaa        2,200,000                  2,573,296

6.5% 10/1/07 (FGIC Insured)                              Aaa        1,095,000                  1,291,005

Leesburg Hosp. Rev. Rfdg. (Leesburg Reg'l. Med.
Ctr. Proj.):

Series A, 5.6% 7/1/08                                    A3         5,000,000                  5,393,450

Series B, 5.625% 7/1/13                                  A3         2,795,000                  2,894,614

Leon County Rev. Rfdg. 5.5% 10/1/07                      Aaa        1,000,000                  1,108,550
(MBIA Insured)

Leon County Cap. Impt. Rev. Rfdg. Series B:

5.25% 10/1/03 (AMBAC Insured) (b)                        Aaa        1,635,000                  1,702,100

5.25% 10/1/04 (AMBAC Insured) (b)                        Aaa        1,720,000                  1,794,872

5.25% 10/1/08 (AMBAC Insured) (b)                        Aaa        2,115,000                  2,231,917

5.25% 10/1/09 (AMBAC Insured) (b)                        Aaa        2,225,000                  2,350,179

5.25% 10/1/11 (AMBAC Insured) (b)                        Aaa        2,465,000                  2,569,491

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Melbourne Arpt. Rev. Rfdg.:

5.75% 10/1/99 (MBIA Insured) (e)                         Aaa       $ 215,000                  $ 219,167

6.25% 10/1/00 (MBIA Insured) (e)                         Aaa        230,000                    240,884

6.25% 10/1/01 (MBIA Insured) (e)                         Aaa        240,000                    255,941

6.25% 10/1/02 (MBIA Insured) (e)                         Aaa        260,000                    282,092

6.25% 10/1/03 (MBIA Insured) (e)                         Aaa        270,000                    297,321

6.5% 10/1/04 (MBIA Insured) (e)                          Aaa        290,000                    326,975

6.5% 10/1/05 (MBIA Insured) (e)                          Aaa        310,000                    354,900

6.5% 10/1/06 (MBIA Insured) (e)                          Aaa        325,000                    376,584

6.75% 10/1/07 (MBIA Insured) (e)                         Aaa        350,000                    415,086

6.75% 10/1/08 (MBIA Insured) (e)                         Aaa        375,000                    450,855

6.75% 10/1/09 (MBIA Insured) (e)                         Aaa        400,000                    483,596

6.75% 10/1/10 (MBIA Insured) (e)                         Aaa        425,000                    516,647

Miami Dade County Aviation Rev.:

Rfdg. Series A, 5% 10/1/05 (FGIC Insured) (e)            Aaa        2,550,000                  2,693,030

Series C, 5.25% 10/1/12 (MBIA Insured) (e)               Aaa        5,185,000                  5,445,961

Miami Dade County School Board Ctfs. of Prtn.
Rfdg. Series C:

5% 8/1/02 (FSA Insured)                                  Aaa        2,000,000                  2,095,140

5% 8/1/25 (FSA Insured)                                  Aaa        2,000,000                  1,977,020

Naples Hosp. Rev. Rfdg. (Naples Cmnty. Hosp.,            Aaa        1,500,000                  1,581,105
Inc. Proj.) 5.1% 10/1/07 (MBIA Insured)

North Broward Hosp. District Hosp. Rev. Rfdg.            Aaa        950,000                    1,042,369
6.4% 1/1/06 (MBIA Insured) (Pre-Refunded to
1/1/02 @ 102) (f)

North Miami Edl. Facilities Rev. (Johnson &              -          6,605,000                  6,948,064
Wales Univ. Proj.) Series A, 6.125% 4/1/20

Orange County Health Facilities Auth. Rev.:

(Orlando Reg'l. Healthcare) Series A, 6.25%              Aaa        2,500,000                  2,935,750
10/1/18 (MBIA Insured)

Rfdg. (Adventist Health Sys.) 5.75% 11/15/05             Aaa        2,000,000                  2,208,000
(AMBAC Insured)

Orange County Hsg. Fin. Auth. Single Family              AAA        1,450,000                  1,555,125
Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4%
10/1/14 (e)

Orange County Tourist Dev. Tax Rev. Rfdg.                Aaa        1,795,000                  2,047,754
Series A, 5.85% 10/1/08 (MBIA Insured)

Orlando & Orange County Expressway Auth.                 Aaa        2,200,000                  2,320,780
Rev. 5.097% 7/1/04 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Orlando Util. Commission Wtr. & Elec. Rev.:

Rfdg.:

Sub-Series A, 5% 10/1/20                                 Aa2       $ 5,745,000                $ 5,722,307

Sub-Series D, 6.75% 10/1/17                              Aa2        7,000,000                  8,532,020

6% 10/1/10                                               Aa1        2,505,000                  2,885,735

Series A, 6.5% 10/1/20 (Pre-Refunded to                  Aaa        5,055,000                  5,536,893
10/1/01 @ 102) (f)

5.538% 10/31/13                                          Aa2        9,400,000                  9,887,484

Palm Beach County Health Facilities Auth. Rev.:

(Retirement Cmnty.-Adult Cmnty. Total Svc.,              A-         2,500,000                  2,602,200
Inc.) 5.625% 11/15/20

Rfdg. (Waterford Proj.) 5.5% 10/1/15                     BBB        2,000,000                  2,007,100

Pasco County Solid Waste Disp. & Resource
Recovery Sys. Rev. Rfdg.:

5.75% 4/1/04 (AMBAC Insured) (e)                         Aaa        3,380,000                  3,656,856

6% 4/1/10 (AMBAC Insured) (e)                            Aaa        5,770,000                  6,485,653

6% 4/1/11 (AMBAC Insured) (e)                            Aaa        5,000,000                  5,636,400

Pensacola Arpt. Rev. Rfdg. Series A, 6.125%              Aaa        1,500,000                  1,673,610
10/1/18 (MBIA Insured) (e)

Plantation Health Facilities Auth. Rev. (Covenant        -          2,500,000                  2,910,875
Retirement Cmnty., Inc.) 7.75% 12/1/22
(Pre-Refunded to 12/1/02 @ 102) (f)

Polk County Ind. Dev. Auth. Ind. Dev. Rev.               Aaa        1,445,000                  1,586,292
(Winter Haven Hosp.) Series 2, 6.25% 9/1/15
(MBIA Insured)

Port of Saint Lucie Util. Rev. Rfdg. & Impt.             Aaa        4,750,000                  4,812,320
Series A, 5.125% 9/1/27 (MBIA Insured)

Sarasota County Util. Sys. Rev. Rfdg. Series A,          Aaa        1,830,000                  2,056,023
6% 10/1/05 (FGIC Insured)

Sarasota Wtr. & Swr. Util. Rev. Rfdg. 6.25%              Aaa        1,450,000                  1,628,220
10/1/04 (FGIC Insured)

South Miami Health Facilities Auth. Hosp. Rev.           Aaa        1,980,000                  2,153,329
Rfdg. (Baptist Health Sys. Oblig. Group) 5.5%
10/1/05 (MBIA Insured)

Sumter County School District Rev. (Multi-District       Aaa        1,000,000                  1,287,840
Ln. Prog.) 7.15% 11/1/15 (FSA Insured)

Sunrise Util. Sys. Rev. (Cap. Appreciation) Series A:

0% 10/1/00 (AMBAC Insured)                               Aaa        1,070,000                  1,006,239

0% 10/1/01 (AMBAC Insured)                               Aaa        1,225,000                  1,106,824

0% 10/1/02 (AMBAC Insured)                               Aaa        1,000,000                  868,420

Sunshine State Govt. Fing. Commission Rev.               Aaa        1,000,000                  1,093,790
Series A, 5.5% 10/1/05 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                    PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                    AMOUNT                     (NOTE 1)

FLORIDA - CONTINUED

Tampa Health Sys. Rev.:

(Allegheny Health Sys. - St. Joseph):

6.7% 12/1/07 (MBIA Insured)                              Aaa       $ 2,535,000                $ 2,801,758
(Pre-Refunded to 12/1/01 @ 102) (f)

6.75% 12/1/17 (MBIA Insured)                             Aaa        150,000                    165,996
(Pre-Refunded to 12/1/01 @ 102) (f)

(Catholic Heath East) Series A 1:

4.7% 11/15/10 (MBIA Insured)                             Aaa        2,000,000                  2,039,680

5% 11/15/09 (MBIA Insured)                               Aaa        1,000,000                  1,057,560

5.5% 11/15/08 (MBIA Insured)                             Aaa        1,000,000                  1,105,280

5.5% 11/15/14 (MBIA Insured)                             Aaa        1,000,000                  1,091,340

Tampa Sports Auth. Rev. (Stadium Proj.) 6%               Aaa        2,235,000                  2,483,934
1/1/05 (MBIA Insured)

Volusia County Edl. Facilities Auth. Rev. (Embry         Baa2       2,500,000                  2,735,675
Riddle Aeronaut Univ.) Series A, 6.125%
10/15/16

                                                                                               430,398,845

PUERTO RICO - 1.3%

Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Series W:

6.5% 7/1/05 (MBIA Insured)                               Aaa        3,000,000                  3,444,840

6.5% 7/1/06 (MBIA Insured)                               Aaa        2,000,000                  2,328,620

                                                                                               5,773,460

TOTAL MUNICIPAL BONDS                                                                          436,172,305
(Cost $408,538,304)



MUNICIPAL NOTES - 3.9%



FLORIDA - 3.9%

Dade County Ind. Dev. Auth. Facilities Rev. Rfdg. (Florida Pwr.       1,900,000                   1,900,000
& Lt. Co. Proj.) Series 1993, 3.3%, VRDN (d)

Jacksonville Poll. Cont. Rev. Rfdg. (Florida Pwr. & Lt. Co. Proj.)    200,000                     200,000
3.25%, VRDN (d)

Saint Lucie County Poll. Cont. Rev. Rfdg. (Florida Pwr. & Lt. Co.     1,500,000                   1,500,000
Proj.) 3.25%, VRDN (d)

Tampa Sports Auth. Rev. Participating VRDN Series SGA 61,             13,900,000                  13,900,000
3.45% (Liquidity Facility Societe Generale) (d)(g)

TOTAL MUNICIPAL NOTES                                                                             17,500,000
(Cost $17,500,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                           $ 453,672,305
(Cost $426,038,304)


FUTURES CONTRACTS




                                                                           EXPIRATION        UNDERLYING        UNREALIZED
                                                                           DATE              FACE AMOUNT       GAIN/LOSS

PURCHASED

50 Bond Buyer Municipal Bond                                               Dec. 1998         $ 6,323,438       $ (160,769)
Index Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.4%.


SECURITY TYPE ABBREVIATION
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,881.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                            ACQUISTION DATE  ACQUISITION COST

JACKSONVILLE IND. DEV. REV. RFDG.   7/9/92           $ 1,250,000
(CARGILL, INC. PROJ.) 6.4% 3/1/11

OTHER INFORMATION
The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,338,163 or 0.3% of net assets (see Note 2 of Notes to Financial Statements). The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        84.2%  AAA, AA, A    87.7%

Baa               4.9%   BBB           1.9%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 3.6%.
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Transportation                        19.1%

Electric Utilities                    15.3

General Obligations                   11.0

Health Care                           10.5

Escrowed/Pre-Refunded                 10.5

Special Tax                           10.2

Water & Sewer                         8.3

Resource Recovery                     7.1

Others (individually less than 5%)      8.0

TOTAL                                 100.0%

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $426,070,568. Net unrealized appreciation aggregated $27,601,737, of which $27,622,910 related to appreciated investment securities and $21,173 related to depreciated investment securities.
The fund hereby designates approximately $1,996,000 as a capital gain dividend for the purpose of the dividend paid deduction.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                      NOVEMBER 30, 1998

ASSETS

Investment in securities, at value (cost $426,038,304) -                  $ 453,672,305
See accompanying schedule

Cash                                                                       5,125

Receivable for fund shares sold                                            652,464

Interest receivable                                                        5,649,359

Receivable for daily variation on futures contracts                        23,438

 TOTAL ASSETS                                                              460,002,691

LIABILITIES

Payable for investments purchased on a                      $ 10,317,806
delayed delivery basis

Payable for fund shares redeemed                             264,331

Distributions payable                                        734,962

Accrued management fee                                       200,973

Other payables and accrued expenses                          2,412

 TOTAL LIABILITIES                                                         11,520,484

NET ASSETS                                                                $ 448,482,207

Net Assets consist of:

Paid in capital                                                           $ 417,481,138

Accumulated undistributed net realized gain (loss)                         3,527,837
on investments

Net unrealized appreciation (depreciation) on investments                  27,473,232

NET ASSETS, for 38,442,003 shares outstanding                             $ 448,482,207

NET ASSET VALUE, offering price and redemption price per                   $11.67
share ($448,482,207 (divided by) 38,442,003 shares)



STATEMENT OF OPERATIONS
                                                       YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                        $ 22,010,727

EXPENSES

Management fee                                            $ 2,370,588

Non-interested trustees' compensation                      1,328

 Total expenses before reductions                          2,371,916

 Expense reductions                                        (10,285)     2,361,631

NET INTEREST INCOME                                                     19,649,096

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                     4,069,181

 Futures contracts                                         108,607      4,177,788

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                     6,975,183

 Futures contracts                                         (188,061)    6,787,122

NET GAIN (LOSS)                                                         10,964,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 30,614,006
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR ENDED     YEAR ENDED
                                                        NOVEMBER 30,   NOVEMBER 30,
                                                        1998           1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                              $ 19,649,096   $ 18,929,649
Net interest income

 Net realized gain (loss)                                4,177,788      3,031,450

 Change in net unrealized appreciation (depreciation)    6,787,122      3,539,368

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         30,614,006     25,500,467
FROM OPERATIONS

Distributions to shareholders                            (19,649,096)   (18,929,649)
From net interest income

 From net realized gain                                  (1,809,138)    -

 TOTAL DISTRIBUTIONS                                     (21,458,234)   (18,929,649)

Share transactions                                       72,078,855     58,696,099
Net proceeds from sales of shares

 Reinvestment of distributions                           13,227,479     11,745,882

 Cost of shares redeemed                                 (54,386,216)   (59,766,704)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         30,920,118     10,675,277
FROM SHARE TRANSACTIONS

Redemption fees                                          15,554         14,605

 TOTAL INCREASE (DECREASE) IN NET ASSETS                 40,091,444     17,260,700

NET ASSETS

 Beginning of period                                     408,390,763    391,130,063

 End of period                                          $ 448,482,207  $ 408,390,763

OTHER INFORMATION
Shares

 Sold                                                    6,244,717      5,240,127

 Issued in reinvestment of distributions                 1,145,917      1,048,112

 Redeemed                                                (4,716,574)    (5,343,762)

 Net increase (decrease)                                 2,674,060      944,477



FINANCIAL HIGHLIGHTS
                                                                 YEARS ENDED NOVEMBER 30,

                                    1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value,                    $ 11.420                  $ 11.230   $ 11.180   $ 9.740    $ 11.290
beginning of period

Income from Investment Operations    .526                      .539       .546       .573       .587
Net interest income

 Net realized and unrealized         .300                      .190       .054       1.439      (1.352)
 gain (loss)

 Total from investment operations    .826                      .729       .600       2.012      (.765)

Less Distributions

 From net interest income            (.526)                    (.539)     (.546)     (.573)     (.587)

 From net realized gain              (.050)                    -          (.005)     -          (.200)

 Total distributions                 (.576)                    (.539)     (.551)     (.573)     (.787)

Redemption fees added to paid        .000                      .000       .001       .001       .002
in capital

Net asset value, end of period      $ 11.670                  $ 11.420   $ 11.230   $ 11.180   $ 9.740

TOTAL RETURN A                       7.40%                     6.69%      5.59%      21.09%     (7.19)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 448,482                 $ 408,391  $ 391,130  $ 395,991  $ 335,551
(000 omitted)

Ratio of expenses to average         .55%                      .55%       .55%       .55%       .54% B
net assets

Ratio of expenses to average net     .55%                      .55%       .54% C     .55%       .54%
assets after expense reductions

Ratio of net interest income to      4.56%                     4.81%      4.96%      5.37%      5.49%
average net assets

Portfolio turnover rate              24%                       25%        28%        65%        49%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998               PAST 1  PAST 5  LIFE OF
                                              YEAR    YEARS   FUND

SPARTAN FL MUNICIPAL MONEY MARKET             3.17%   16.69%  20.55%

All Tax-Free Money Market Funds Average       2.99%   15.66%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 24, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 448 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998               PAST 1  PAST 5  LIFE OF
                                              YEAR    YEARS   FUND

SPARTAN FL MUNICIPAL MONEY MARKET             3.17%   3.13%   3.02%

All Tax-Free Money Market Funds Average       2.99%   2.96%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                            11/30/98  8/31/98  6/1/98  3/2/98  12/1/97



Spartan Florida Municipal   2.85%     3.03%    3.45%   3.07%   3.46%
 Money Market Fund



All Tax-Free Money Market   2.71%     2.80%    3.22%   2.92%   3.28%
 Funds Average



Spartan Florida Municipal   4.45%     4.73%    5.39%   4.80%   5.41%
 Money Market Fund -
 Tax-equivalent



Portion of fund's income    3.80%     16.03%   20.13%  14.49%  1.32%
 subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective 1998 federal tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Florida Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the fund's fiscal year, November 30, 1998. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points; the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first eight months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates. Although inflation was generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines - leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.
Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?
A. Russia defaulted on some of its debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging market countries, such as those in Latin America. Global stock markets went into a free fall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The Fed followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November
17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?
A. For the first eight months of the period, I maintained the fund's average maturity at a relatively neutral position, awaiting clearer signs of the direction of interest rates. As the market began to change in August, I looked aggressively to extend the fund's average maturity. This strategy was typical for a falling rate environment, as I sought to lock in attractive rates by buying longer-term securities. From early August through the end of September 1998, I increased the fund's average maturity from 25 to 48 days, and the maturity stood at 47 days at the end of the period. Typically, the fund receives large inflows at the end of the calendar year, as many investors seek shelter from the Florida intangible personal property tax. I have been and will be investing this money - which will be in the fund only temporarily - in short-term variable-rate securities. I'm doing so because this money will not be in the fund for a long time and the short-term, variable-rate securities will be easy to divest when redemptions occur in early 1999. In addition, the fund's small 2.7% short-term variable-rate stake in non-Florida securities will be liquidated before the end of the calendar year, in order to protect the fund from being subjected to the intangible tax.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1998, was 2.85%, compared to 3.47% 12 months ago. The more recent seven-day yield was the equivalent of a 4.45% taxable rate of return for Florida investors in the 36% federal income tax bracket. Through November 30, 1998, the fund's 12-month total return was 3.17%, compared to 2.99% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The market reflects uncertainty over the direction of the Fed's interest rate policy. After three rate cuts, it appears that the Fed wants to wait and see what effect its moves will have on the economy. Typically, there is at least a six-month lag before the Fed's moves start to influence the economy. Inflation remains tame, but unemployment is low - often a harbinger of inflation as increased labor costs are passed on to the consumer - and the economy has shown signs of continued growth. While the Fed has gone a long way toward addressing its concerns about the global markets, it appears poised to lower rates further if some U.S. economic weakness develops or if global turmoil resurfaces. However, it would be a surprise to most market observers if the board did so before its Open Market Committee meeting in February 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME EXEMPT FROM FEDERAL
INCOME TAX AND THE FLORIDA
INTANGIBLE TAX, AS IS CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND LIQUIDITY; THE FUND INVESTS
NORMALLY IN  MUNICIPAL MONEY
MARKET SECURITIES
START DATE: AUGUST 24, 1992
FUND NUMBER: 428
TRADING SYMBOL: FSFXX
SIZE: AS OF NOVEMBER 30,
1998, MORE THAN $452 MILLION
MANAGER: SCOTT ORR, SINCE 1997;
MANAGER, VARIOUS FIDELITY AND
SPARTAN MONEY MARKET FUNDS:
JOINED FIDELITY IN 1989
(CHECKMARK)

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S   % OF FUND'S   % OF FUND'S
                          INVESTMENTS   INVESTMENTS   INVESTMENTS
                          11/30/98      5/31/98       11/30/97

  0 - 30                   60            78            70

 31 - 90                   24            6             22

 91 - 180                  9             11            4

181 - 397                  7             5             4

WEIGHTED AVERAGE MATURITY

                                  11/30/98  5/31/98  11/30/97

Spartan Florida Municipal         47 DAYS   35 Days  33 Days
Money Market Fund

All Tax-Free Money Market Funds   45 DAYS   36 Days  50 Days
Average *


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 56.0
ROW: 1, COL: 2, VALUE: 35.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 3.0
ROW: 1, COL: 5, VALUE: 3.0
ROW: 1, COL: 1, VALUE: 74.0
ROW: 1, COL: 2, VALUE: 15.0
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 1.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 56%
COMMERCIAL PAPER
(INCLUDING CP MODE) 35%
TENDER BONDS 3%
MUNICIPAL NOTES 3%
OTHER 3%

VARIABLE RATE DEMAND
NOTES (VRDNS) 74%
COMMERCIAL PAPER
(INCLUDING CP MODE) 15%
TENDER BONDS 9%
MUNICIPAL NOTES 1%
OTHER 1%

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



MUNICIPAL SECURITIES - 100.0%

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - 97.3%

Broward County Hsg. Fin. Auth. Multi-family Hsg. Rev.                $ 1,800,000                 $ 1,800,000
(Palm Aire-Oxford Proj.) Series 1990, 3.25% (Continental
Casualty Co. Guaranteed), VRDN (a)

Broward County Ind. Dev. Auth. Ind. Dev. Rev.                         1,165,000                   1,165,000
(RIB Associates Proj.) Series 1989, 3.3%, LOC SunTrust
Bank, Central FL NA, VRDN (a)(b)

Broward County Ind. Dev. Rev.:

(Femc & Fast Industries, Inc.) 3.3%, LOC Suntrust Bank,               1,500,000                   1,500,000
South Florida NA, VRDN (a)(b)

(Heico Aerospace Corp. Proj.) 3.3%, LOC Suntrust Bank,                1,000,000                   1,000,000
South Florida NA, VRDN (a)(b)

Clay County Hsg. Fin. Auth. Rev. Participating VRDN                   2,845,000                   2,845,000
Series PT 61, 3.35% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (a)(b)(d)

Dade County Aviation Rev. Participating VRDN Series PT 1083,          4,600,000                   4,600,000
3.35% (Liquidity Facility Merrill Lynch & Co.) (a)(b)(d)

Dade County Gen. Oblig. Bonds Series I, 6.8% 7/1/99                   3,605,000                   3,675,106
(AMBAC Insured)

Dade County Ind. Dev. Auth. Ind. Dev. Rev.:

(Guastafeste Proj.):

Series 1987, 3.3%, LOC SunTrust Bank, Central FL NA,                  2,475,000                   2,475,000
VRDN (a)(b)

Series 1991, 3.3%, LOC SunTrust Bank, Miami NA,                       1,275,000                   1,275,000
VRDN (a)(b)

(Michael-Ann Russell Jewish Cmnty. Ctr.) 3.2%, LOC SunTrust           900,000                     900,000
Bank, Miami NA, VRDN (a)(b)

(Royal Store Fixtures Corp. Proj.) 3.3%, LOC SunTrust Bank,           1,780,000                   1,780,000
Miami NA, VRDN (a)(b)

Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.)        28,475,000                  28,475,001
Series 1993, 3.5% (Commonwealth Life Ins. Co.
Guaranteed), VRDN (a)(b)

Dade County Wtr. & Swr. Sys. Rev. Participating VRDN                  10,110,000                  10,110,000
Series SG 74, 3.3% (Liquidity Facility Societe Generale) (a)(d)

Daytona Beach Halifax Med. Ctr. TAN Series 1998, 4%                   2,650,000                   2,653,302
4/15/99, LOC Barnett Bank NA

Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev.               1,700,000                   1,700,000
Participating VRDN Series PA 129, 3.35% (Liquidity Facility
Merrill Lynch & Co.) (a)(b)(d)

Escambia County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)           4,775,000                   4,775,000
Series 1994, 3.25%, VRDN (a)

Escambia County Solid Waste Disp. Rev. (Monsanto Co. Proj.)           5,300,000                   5,300,000
Series 1993, 3.35%, VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Florida Board of Ed. Participating VRDN:

Series 96C0905, Class A, 3.28% (Liquidity Facility Citibank,         $ 9,900,000                 $ 9,900,000
New York NA) (a)(d)

Series PA 339A, 3.3% (Liquidity Facility Merrill                      4,600,000                   4,600,000
Lynch & Co.) (a)(d)

Series ROC 35, 3.33% (Liquidity Facility Toronto                      6,000,000                   6,000,000
Dominion Bank) (a)(d)

Series SG 22, 3.3% (Liquidity Facility Societe                        8,970,000                   8,970,000
Generale) (a)(d)

Florida Board of Ed. Lottery Rev. Bonds Series B,                     4,500,000                   4,528,823
4.5% 7/1/99 (FGIC Insured)

Florida Board of Ed. Rfdg. Bonds (Pub. Ed.) Series C,                 3,305,000                   3,316,243
4% 6/1/99

Florida Gen. Oblig. Participating VRDN:

Series PA 163, 3.3% (Liquidity Facility Merrill                       3,000,000                   3,000,000
Lynch & Co.) (a)(d)

Series SG 43, 3.3% (Liquidity Facility Societe                        10,110,000                  10,110,000
Generale) (a)(d)

Florida Hsg. Fin. Agcy. Multi-family Hsg. Rev.:

(Ashley Lake Park II Proj.) Series 1989 J, 3.25%,                     1,900,000                   1,900,000
LOC Morgan Guaranty Trust Co., NY, VRDN (a)(b)

(Banyan Bay Apts. Proj.) 3.25%, LOC PNC Bank NA,                      5,275,000                   5,275,000
VRDN (a)(b)

(Heron Park Partners Ltd.) 3.25%, LOC NationsBank NA,                 3,300,000                   3,300,000
VRDN (a)(b)

Rfdg.:

(Brandon-Oxford Proj.) Series 1990 C, 3.25% (Continental              13,100,000                  13,100,000
Casualty Co. Guaranteed), VRDN (a)

(Hillsborough-Oxford Proj.) Series D, 3.25% (Continental              5,590,000                   5,590,000
Casualty Co. Guaranteed), VRDN (a)

Florida Hsg. Fin. Corp. Homeowner Mtg. Rev.:

Bonds Series 1998 5, 3.8%, tender 6/15/99                             4,300,000                   4,300,000
(FGIC Guaranteed)

Participating VRDN Series FRRI 12, 3.55% (Liquidity Facility          4,400,000                   4,400,000
Bank of New York NA) (a)(b)(d)

Florida Local Govt. Fin. Commission:

Series A:

3.2% 2/18/99, LOC First Union Nat'l. Bank of North                    3,500,000                   3,500,000
Carolina, CP

3.35% 2/9/99, LOC First Union Nat'l. Bank of North                    7,180,000                   7,180,000
Carolina, CP

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Florida Local Govt. Fin. Commission: - continued

Series A:

3.35% 2/10/99, LOC First Union Nat'l. Bank of                        $ 4,200,000                 $ 4,200,000
North Carolina, CP

3.4% 2/8/99, LOC First Union Nat'l. Bank of                           1,000,000                   1,000,000
North Carolina, CP

3.65% 12/2/98, LOC First Union Nat'l. Bank of                         1,430,000                   1,430,000
North Carolina, CP

3.65% 12/3/98, LOC First Union Nat'l. Bank of                         5,000,000                   5,000,000
North Carolina, CP

Series B, 3.25% 1/20/99, LOC First Union Nat'l. Bank of               3,500,000                   3,500,000
North Carolina, CP (b)

Florida Muni. Pwr. Agcy. Rev. Series A:

3.25% 3/12/99, LOC First Union Nat'l. Bank of                         1,990,000                   1,990,000
North Carolina, CP

3.35% 1/8/99, LOC First Union Nat'l. Bank of                          1,480,000                   1,480,000
North Carolina, CP

3.4% 1/13/99, LOC First Union Nat'l. Bank of                          3,400,000                   3,400,000
North Carolina, CP

3.7% 12/11/98, LOC First Union Nat'l. Bank of                         990,000                     990,000
North Carolina, CP

Fort Myers Impt. Rev. Participating VRDN Series PA 180,               1,560,000                   1,560,000
3.35% (Liquidity Facility Merrill Lynch & Co.) (a)(d)

Gulf Breeze Rev. (Local Govt. Ln. Prog.) Series 1985 B, 3.1%          5,000,000                   5,000,000
(FGIC Insured), VRDN (a)

Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys. Sunbelt Proj.):

3.2% (MBIA Insured) (BPA First Nat'l. Bank of Chicago),               4,800,000                   4,800,000
VRDN (a)

3.2%, LOC SunTrust Bank, Central FL NA, VRDN (a)                      5,000,000                   5,000,000

Hillsborough County Aviation Auth. Rev.:

2nd Series:

3.1% 3/9/99, LOC Nat'l. Westminster Bank PLC, CP (b)                  5,100,000                   5,100,000

3.4% 2/18/99, LOC Nat'l. Westminster Bank PLC, CP (b)                 3,600,000                   3,600,000

3.45% 2/24/99, LOC Nat'l. Westminster Bank PLC, CP (b)                1,000,000                   1,000,000

3.1% 3/9/99, LOC Nat'l. Westminster Bank PLC, CP (b)                  2,100,000                   2,100,000

3.3% 2/24/99, LOC Nat'l. Westminster Bank PLC, CP (b)                 600,000                     600,000

3.4% 2/18/99, LOC Nat'l. Westminster Bank PLC, CP (b)                 1,800,000                   1,800,000

Hillsborough County Hsg. Fin. Auth. Multi-family Rev.                 2,700,000                   2,700,000
(Brandon Crossing Apts.) Series 1998 A, 3.25%, LOC
Amsouth Bank, Birmingham, VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Hillsborough County Ind. Dev. Rev. (Vigo Importing Co. Proj.):

3.35%, LOC NationsBank NA, VRDN (a)(b)                               $ 1,175,000                 $ 1,175,000

3.65%, LOC Barnett Bank NA, VRDN (a)(b)                               1,300,000                   1,300,000

Indian River County Hosp. District Hosp. Rev. Bonds:

Series 1988:

3.35% 2/18/99, LOC Kredietbank NV, CP mode                            4,350,000                   4,350,000

3.4% 2/24/99, LOC Kredietbank NV, CP mode                             4,700,000                   4,700,000

Series 1989:

3.05% 3/10/99, LOC Kredietbank NV, CP mode                            2,500,000                   2,500,000

3.4% 2/24/99, LOC Kredietbank NV, CP mode                             1,800,000                   1,800,000

Series 1990:

3.25% 3/19/99, LOC Kredietbank NV, CP mode                            3,500,000                   3,500,000

3.4% 2/24/99, LOC Kredietbank NV, CP mode                             2,000,000                   2,000,000

Jacksonville Elec. Auth. Rev.:

Series A, 3.35% 2/5/99, CP                                            4,500,000                   4,500,000

Series C 1, 3.5% 2/23/99 (Liquidity Facility Morgan                   3,500,000                   3,500,000
Guaranty Trust Co., NY), CP

Jacksonville Health Facilities Auth. Hosp. Rev. Participating         14,820,000                  14,820,000
VRDN Series 1996 M, 3.3% (Liquidity Facility Caisse des
Depots et Consignations) (a)(d)

Jacksonville Ind. Dev. Rev. (Samuel C. Taylor Foundation Proj.)       4,600,000                   4,600,000
Series 1987, 3.35%, LOC Barnett Bank NA, VRDN (a)

Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Lt. Co.     2,800,000                   2,800,000
Proj.) Series 1992, 3.2% 2/12/99, CP mode

Lee County Hosp. Board Hosp. Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B:

3.1% 3/11/99 (Liquidity Facility SunTrust Bank,                       4,400,000                   4,400,000
Central FL NA), CP mode

3.15% 3/11/99 (Liquidity Facility SunTrust Bank,                      3,000,000                   3,000,000
Central FL NA), CP mode

3.2% 3/9/99 (Liquidity Facility SunTrust Bank,                        5,700,000                   5,700,000
Central FL NA), CP mode

3.25% 2/12/99 (Liquidity Facility SunTrust Bank,                      3,600,000                   3,600,000
Central FL NA), CP mode

3.25% 2/12/99 (Liquidity Facility SunTrust Bank,                      4,000,000                   4,000,000
Central FL NA), CP mode

3.45% 12/1/98 (Liquidity Facility SunTrust Bank,                      2,100,000                   2,100,000
Central FL NA), CP mode

3.55% 12/17/98 (Liquidity Facility SunTrust Bank,                     1,000,000                   1,000,000
Central FL NA), CP mode

Miami Dade County School District TAN 4% 6/30/99                      4,000,000                   4,013,949

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Miami Dade County Single Family Mtg. Rev. Bonds Series 1998 B,       $ 2,800,000                 $ 2,800,000
3.45%, tender 10/1/99 (FGIC Guaranteed) (b)

Okeechobee County Solid Waste Rev. (Chambers Waste                    8,600,000                   8,600,000
Sys. Proj.) Series 1992, 3.35%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)(b)

Orange County Health Facilities Auth. Rev. Participating VRDN         3,985,000                   3,985,000
Series PA 95, 3.7% (Liquidity Facility Merrill Lynch &
Co.) (a)(d)

Orange County Hsg. Fin. Auth. Hsg. Rev. (Westlake Club Proj.)         5,950,000                   5,950,000
Series 1991 A, 3.3% (Continental Casualty Co.
Guaranteed), VRDN (a)

Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev.:

(Regal Pointe Apts.) Series 1997 A, 3.25%, LOC                        5,893,000                   5,893,000
NationsBank NA, VRDN (a)(b)

(Wtr. View Club) Series 1997 D, 3.35%, LOC Key Bank,                  4,000,000                   4,000,000
NA, VRDN (a)(b)

Orange County School District TAN 3.1% 9/15/99                        4,500,000                   4,506,540

Orlando Util. Commission Wtr. & Elec. Rev.:

Rfdg. Participating VRDN Series SG 18, 3.3% (Liquidity                4,365,000                   4,365,000
Facility Societe Generale) (a)(d)

Bonds Sub-Series C, 7% 10/1/23 (Pre-Refunded to                       2,500,000                   2,623,793
10/1/99 @ 102) (c)

Palm Beach County Hsg. Fin. Auth. Rev. (Lake Crystal Apts.            1,735,000                   1,735,000
Proj. Phase II) Series 1988 A, 3.1%, LOC Citibank, New
York NA, VRDN (a)(b)

Palm Beach County Hsg. Fin. Auth. Single Family Mtg.                  3,000,000                   3,000,000
Purchase Rev. Bonds 3.75%, tender 7/1/99 (FGIC
Guaranteed) (b)

Palm Beach County Ind. Dev. Rev. (Benjamin Private School             3,000,000                   3,000,000
Proj.) 3.2%, LOC Suntrust Bank, South Florida NA,
VRDN (a)

Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds         3,305,000                   3,305,000
3.7%, tender 2/1/99 (FGIC Guaranteed) (b)

Pinellas County Ind. Council Ind. Dev. Rev. (Hunter Douglas,          2,100,000                   2,100,000
Inc.) 3.3%, LOC ABN-AMRO Bank NV, VRDN (a)(b)

Port of Saint Lucie Util. Rev. Participating VRDN Series PA 209,      2,800,000                   2,800,000
3.3% (Liquidity Facility Merrill Lynch & Co.) (a)(d)

Saint Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. &       3,500,000                   3,500,000
Lt. Co. Proj.) Series 1994 A, 3.4% 1/4/99, CP mode

Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C,         1,340,000                   1,340,000
3.3%, LOC Suntrust Bank, Tampa Bay, VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Sarasota County Hosp. District Rev. Bonds
(Sarasota Memorial Hosp.):

Series 1991, 3.5% 12/10/98, CP mode                                  $ 4,300,000                 $ 4,300,000

Series A:

3.05% 1/20/99 (Liquidity Facility SunTrust Bank,                      3,500,000                   3,500,000
Central FL NA), CP mode

3.1% 2/16/99 (Liquidity Facility SunTrust Bank,                       2,000,000                   2,000,000
Central FL NA), CP mode

3.3% 3/12/99 (Liquidity Facility SunTrust Bank,                       4,400,000                   4,400,000
Central FL NA), CP mode

3.35% 2/26/99 (Liquidity Facility SunTrust Bank,                      4,400,000                   4,400,000
Central FL NA), CP mode

Sunrise Util. Sys. Rev. Participating VRDN:

Series SGB 16, 3.33% (Liquidity Facility Societe                      5,030,000                   5,030,000
Generale) (a)(d)

Series SGB 17, 3.33% (Liquidity Facility Societe                      2,325,000                   2,325,000
Generale) (a)(d)

Sunshine State Govt. Fing. Commission Rev.:

Bonds Series 1986:

3.3% 1/22/99 (AMBAC Insured), CP mode                                 1,600,000                   1,600,000

3.35% 2/1/99 (AMBAC Insured), CP mode                                 3,300,000                   3,300,000

3.35% 2/1/99 (AMBAC Insured), CP mode                                 6,000,000                   6,000,000

3.4% 1/4/99 (AMBAC Insured), CP mode                                  3,400,000                   3,400,000

3.45% 2/17/99 (AMBAC Insured), CP mode                                5,000,000                   5,000,000

Series 1994 A:

3.25% 3/12/99 (Liquidity Facility Bank of Nova Scotia), CP            3,200,000                   3,200,000

3.35% 2/19/99 (Liquidity Facility Bank of Nova Scotia), CP            4,500,000                   4,500,000

3.4% 1/13/99 (Liquidity Facility Bank of Nova Scotia), CP             1,000,000                   1,000,000

3.45% 2/17/99 (Liquidity Facility Bank of Nova Scotia), CP            4,400,000                   4,400,000

                                                                                                  432,465,757

ILLINOIS - 0.3%

Saint Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.)     1,300,000                   1,300,000
Series 1986, 3.35%, LOC Bank One, Texas NA,
VRDN (a)(b)

NEVADA - 0.4%

Washoe County Gas Facilities Rev. (Sierra Pacific Pwr. Co.)           2,000,000                   2,000,000
Series 1990, 3.45%, LOC Union Bank of Switzerland AG,
VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                     PRINCIPAL                   VALUE
                                                                     AMOUNT                      (NOTE 1)

NEW YORK - 0.9%

Long Island Pwr. Auth. Elec. Sys. Rev. Sub Series 7, 3.3%            $ 2,000,000                 $ 2,000,000
(MBIA Insured) (BPA Cr. Suisse First Boston (BK)), VRDN (a)

New York City Gen. Oblig. Series 1995 B6, 3.35%                       1,850,000                   1,850,000
(MBIA Insured), VRDN (a)

                                                                                                  3,850,000

TEXAS - 1.1%

Brazos River Poll. Cont. Rev. Rfdg. (Texas Utils. Elec. Co. Proj.)    2,000,000                   2,000,000
Series 1996 A, 3.45% (AMBAC Insured) (BPA Bank of
New York NA), VRDN (a)(b)

Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.                   900,000                     900,000
(Amoco Oil Co. Proj.) Series 1998, 3.45%, VRDN (a)(b)

Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Rev.           2,000,000                   2,000,000
(Amoco Oil Co. Proj.) Series 1996, 3.45%, VRDN (a)(b)

                                                                                                  4,900,000

TOTAL INVESTMENT IN SECURITIES - 100%                                                           $ 444,515,757


Total Cost for Income Tax Purposes                                                              $ 444,515,757


SECURITY TYPE ABBREVIATION
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION
At November 30, 1998, the fund had a capital loss carryforward of approximately $54,000 of which $22,000, $4,000, $10,000 and $18,000 will expire on November 30, 2002, 2003, 2004 and 2005, respectively.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                    NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING                   $ 444,515,757
SCHEDULE

CASH                                                                     2,428

RECEIVABLE FOR INVESTMENTS SOLD                                          6,450,485

RECEIVABLE FOR FUND SHARES SOLD                                          5,265,550

INTEREST RECEIVABLE                                                      3,126,201

 TOTAL ASSETS                                                            459,360,421

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 5,000,000

PAYABLE FOR FUND SHARES REDEEMED                            1,234,647

DISTRIBUTIONS PAYABLE                                       65,569

ACCRUED MANAGEMENT FEE                                      180,880

OTHER PAYABLES AND ACCRUED EXPENSES                         1,686

 TOTAL LIABILITIES                                                       6,482,782

NET ASSETS                                                              $ 452,877,639

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 452,931,703

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (54,064)

NET ASSETS, FOR 452,931,703 SHARES OUTSTANDING                          $ 452,877,639

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($452,877,639 (DIVIDED BY) 452,931,703 SHARES)



STATEMENT OF OPERATIONS
                                                    YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                     $ 17,450,906

EXPENSES

MANAGEMENT FEE                                         $ 2,411,851

NON-INTERESTED TRUSTEES' COMPENSATION                   1,471

 TOTAL EXPENSES BEFORE REDUCTIONS                       2,413,322

 EXPENSE REDUCTIONS                                     (79,003)     2,334,319

NET INTEREST INCOME                                                  15,116,587

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              1,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 15,118,070



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1998            1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 15,116,587    $ 14,146,091
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  1,483           (18,438)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           15,118,070      14,127,653
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (15,116,587)    (14,146,091)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   904,250,975     772,805,775
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    14,292,014      13,506,143

 COST OF SHARES REDEEMED                                   (887,072,623)   (767,165,281)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          31,470,366      19,146,637
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  31,471,849      19,128,199

NET ASSETS

 BEGINNING OF PERIOD                                       421,405,790     402,277,591

 END OF PERIOD                                            $ 452,877,639   $ 421,405,790



FINANCIAL HIGHLIGHTS
                                                               YEARS ENDED NOVEMBER 30,

                                   1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
OF PERIOD

INCOME FROM INVESTMENT              .031                      .032       .031       .035       .024
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.031)                    (.032)     (.031)     (.035)     (.024)

NET ASSET VALUE, END OF PERIOD     $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                   3.17%                     3.29%      3.17%      3.57%      2.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 452,878                 $ 421,406  $ 402,278  $ 363,396  $ 337,530
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET    .50%                      .50%       .50%       .50%       .46% C
ASSETS

RATIO OF EXPENSES TO AVERAGE NET    .48% D                    .49% D     .47% D     .50%       .46%
ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     3.13%                     3.21%      3.15%      3.52%      2.43%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED   period end. Losses may arise from
changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $152,664,132 and $100,480,315, respectively. The market value of futures contracts opened and closed during the period amounted to $21,198,824 and $21,865,018, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the money market fund's shareholders which amounted to $5,023 for the period. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income and money market funds' expenses were reduced by $10,285 and $79,003, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Fund and Spartan Florida Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Florida Municipal Income Fund (a fund of Fidelity Court Street Trust) and Spartan Florida Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan Florida Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE          12/29/97 12/31/98

RECORD DATE       12/26/97 12/30/98

SHORT-TERM
CAPITAL GAINS     $-       $ .02

LONG-TERM
CAPITAL GAINS     $ .05    $ .07

LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate         33.96%   -%
 20% rate         66.04%   100%
During fiscal year ended 1998, 100% of the income and money market funds' income dividends were free from federal income tax, and 15.82% and 36.97%, respectively, of the funds' income dividends were subject to the federal alternative minimum tax.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Christine J. Thompson, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

SFC-ANN-0199  68992
1.539163.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
CONNECTICUT MUNICIPAL
FUNDS
AND
FIDELITY
CONNECTICUT MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGO_GRAPHICS) (REGISTERED TRADEMARK)

CONTENTS



PRESIDENT'S MESSAGE                               3   NED JOHNSON ON INVESTING STRATEGIES

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

                                                  4   PERFORMANCE

                                                  7   FUND TALK: THE MANAGER'S OVERVIEW

                                                  10  INVESTMENT CHANGES

                                                  11  INVESTMENTS

                                                  19  FINANCIAL STATEMENTS

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

                                                  23  PERFORMANCE

                                                  25  FUND TALK: THE MANAGER'S OVERVIEW

                                                  27  INVESTMENT CHANGES

                                                  28  INVESTMENTS

                                                  32  FINANCIAL STATEMENTS

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

                                                  36  PERFORMANCE

                                                  38  FUND TALK: THE MANAGER'S OVERVIEW

                                                  40  INVESTMENT CHANGES

                                                  41  INVESTMENTS

                                                  46  FINANCIAL STATEMENTS

NOTES                                             50  NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT                             55  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                     56


Third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.
This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

SPARTAN CT MUNICIPAL INCOME                7.20%   33.54%  111.45%

LB CONNECTICUT 4 PLUS YEAR ENHANCED        7.80%   37.73%  N/A
MUNICIPAL BOND

CONNECTICUT MUNICIPAL DEBT FUNDS           7.02%   31.09%  109.15%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index
- a market value-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 26 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

SPARTAN CT MUNICIPAL INCOME                7.20%   5.96%   7.78%

LB CONNECTICUT 4 PLUS YEAR ENHANCED        7.80%   6.61%   N/A
MUNICIPAL BOND

CONNECTICUT MUNICIPAL DEBT FUNDS           7.02%   5.56%   7.66%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan CT Muni Income      LB Municipal Bond
             00407                       LB015
  1988/11/30      10000.00                    10000.00
  1988/12/31      10149.30                    10102.30
  1989/01/31      10286.66                    10311.22
  1989/02/28      10188.38                    10193.56
  1989/03/31      10199.36                    10169.20
  1989/04/30      10477.25                    10410.62
  1989/05/31      10697.23                    10626.85
  1989/06/30      10876.06                    10771.16
  1989/07/31      10994.14                    10917.76
  1989/08/31      10878.24                    10810.87
  1989/09/30      10845.75                    10778.65
  1989/10/31      10974.37                    10910.48
  1989/11/30      11136.32                    11101.41
  1989/12/31      11208.26                    11192.22
  1990/01/31      11108.91                    11139.28
  1990/02/28      11209.89                    11238.42
  1990/03/31      11229.44                    11241.79
  1990/04/30      11054.14                    11160.40
  1990/05/31      11329.09                    11404.03
  1990/06/30      11444.20                    11504.27
  1990/07/31      11614.46                    11673.39
  1990/08/31      11405.63                    11503.89
  1990/09/30      11479.38                    11510.45
  1990/10/31      11652.60                    11719.25
  1990/11/30      11903.95                    11954.92
  1990/12/31      11958.27                    12006.92
  1991/01/31      12090.98                    12168.06
  1991/02/28      12167.11                    12273.92
  1991/03/31      12186.58                    12278.34
  1991/04/30      12341.46                    12441.64
  1991/05/31      12450.90                    12552.25
  1991/06/30      12354.65                    12539.82
  1991/07/31      12501.30                    12692.55
  1991/08/31      12637.12                    12859.72
  1991/09/30      12750.45                    13027.15
  1991/10/31      12876.14                    13144.39
  1991/11/30      12907.15                    13181.07
  1991/12/31      13223.47                    13463.93
  1992/01/31      13243.56                    13494.63
  1992/02/29      13250.10                    13498.95
  1992/03/31      13189.55                    13503.94
  1992/04/30      13259.26                    13624.13
  1992/05/31      13440.84                    13784.48
  1992/06/30      13705.64                    14015.79
  1992/07/31      14132.72                    14435.98
  1992/08/31      13932.69                    14295.23
  1992/09/30      14028.08                    14388.72
  1992/10/31      13789.00                    14247.28
  1992/11/30      14161.33                    14502.45
  1992/12/31      14310.16                    14650.52
  1993/01/31      14523.55                    14820.90
  1993/02/28      15114.06                    15356.98
  1993/03/31      14908.40                    15194.65
  1993/04/30      15045.81                    15347.97
  1993/05/31      15133.80                    15434.22
  1993/06/30      15401.89                    15691.82
  1993/07/31      15424.69                    15712.38
  1993/08/31      15774.56                    16039.51
  1993/09/30      15965.85                    16222.20
  1993/10/31      15974.40                    16253.51
  1993/11/30      15834.06                    16110.31
  1993/12/31      16167.29                    16450.40
  1994/01/31      16354.39                    16638.26
  1994/02/28      15904.46                    16207.33
  1994/03/31      15180.84                    15547.37
  1994/04/30      15311.27                    15679.21
  1994/05/31      15402.50                    15815.15
  1994/06/30      15306.85                    15718.52
  1994/07/31      15614.08                    16006.64
  1994/08/31      15649.21                    16062.02
  1994/09/30      15392.07                    15826.23
  1994/10/31      15049.24                    15545.16
  1994/11/30      14629.41                    15264.10
  1994/12/31      15033.03                    15600.07
  1995/01/31      15514.10                    16045.92
  1995/02/28      15988.43                    16512.53
  1995/03/31      16159.14                    16702.26
  1995/04/30      16177.61                    16721.97
  1995/05/31      16680.88                    17255.57
  1995/06/30      16530.79                    17105.44
  1995/07/31      16625.54                    17267.60
  1995/08/31      16856.91                    17486.56
  1995/09/30      16992.79                    17597.25
  1995/10/31      17208.69                    17853.11
  1995/11/30      17468.73                    18149.29
  1995/12/31      17606.77                    18323.71
  1996/01/31      17760.31                    18462.05
  1996/02/29      17673.52                    18337.43
  1996/03/31      17434.51                    18103.08
  1996/04/30      17397.94                    18051.85
  1996/05/31      17364.47                    18044.63
  1996/06/30      17583.59                    18241.13
  1996/07/31      17724.34                    18407.13
  1996/08/31      17704.51                    18402.71
  1996/09/30      17926.15                    18660.35
  1996/10/31      18133.83                    18871.40
  1996/11/30      18454.87                    19216.74
  1996/12/31      18352.79                    19136.03
  1997/01/31      18416.41                    19172.20
  1997/02/28      18571.60                    19348.20
  1997/03/31      18318.72                    19090.29
  1997/04/30      18463.01                    19250.08
  1997/05/31      18710.83                    19539.60
  1997/06/30      18905.82                    19747.69
  1997/07/31      19459.02                    20294.71
  1997/08/31      19249.46                    20104.54
  1997/09/30      19497.53                    20343.18
  1997/10/31      19612.49                    20473.99
  1997/11/30      19724.10                    20594.38
  1997/12/31      20029.24                    20894.85
  1998/01/31      20233.08                    21110.49
  1998/02/28      20219.45                    21116.82
  1998/03/31      20212.60                    21135.40
  1998/04/30      20133.07                    21040.08
  1998/05/31      20428.47                    21373.14
  1998/06/30      20490.18                    21457.36
  1998/07/31      20518.06                    21511.21
  1998/08/31      20833.33                    21843.56
  1998/09/30      21111.29                    22115.73
  1998/10/31      21084.46                    22115.29
  1998/11/30      21145.15                    22192.91
IMATRL PRASUN   SHR__CHT 19981130 19981215 140956 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Connecticut Municipal Income Fund on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $21,145 - a 111.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,193 - a 121.93% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                          YEARS ENDED NOVEMBER 30,

                       1998   1997   1996   1995    1994

DIVIDEND RETURNS       4.92%  5.19%  5.29%  6.62%   5.28%

CAPITAL RETURNS        2.28%  1.69%  0.36%  12.79%  -12.89%

TOTAL RETURNS          7.20%  6.88%  5.65%  19.41%  -7.61%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1998          PAST 1       PAST 6        PAST 1
                                         MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                      4.34(CENTS)  26.80(CENTS)  54.05(CENTS)

ANNUALIZED DIVIDEND RATE                 4.58%        4.64%         4.71%

30-DAY ANNUALIZED YIELD                  3.84%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.28%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.54 over the past one month, $11.52 over the past six months and $11.48 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% combined effective 1998 federal and state income tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Prospects were bright for
fixed-income markets at the
beginning of the 12-month period
ending November 30, 1998, with
positive U.S. economic news and
the Federal Reserve Board's
reluctance to raise interest rates
playing key roles. However,
near-record issuance of municipal
bonds, greeted by only moderate
enthusiasm, continued to contribute
to their underperformance
relative to taxable bonds. For the
12-month period, the Lehman
Brothers Municipal Bond Index -
a popular measure of the
municipal bond market - returned
7.76%.  By comparison, the
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable bond
performance - returned 9.45%
during the period. Year-to-date
municipal bond issuance of over
$253 billion has already exceeded
all of last year's total, and is on
track to top the record $293 billion
muni-bond issuance during 1993.
Despite the tepid demand, munis
were yielding at the end of the
period about the same as 30-year
Treasuries - the safe haven of
choice during the market's
downdraft in the late summer and
early fall. While the recent equity
rally has put further pressure on
municipal bond prices, their yields
are historically high, which may
stimulate demand in the near
term. Munis, like the majority of
fixed-income issues, also have
been bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped the
fed funds rate to 4.75%.

An interview with George Fischer, Portfolio Manager of Spartan Connecticut Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended November 30, 1998, the fund had a total return of 7.20%. To get a sense of how the fund did relative to its competitors, the Connecticut municipal debt funds average returned 7.02% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.80% for the same 12-month period.
Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS?
A. The fund's relatively large stake in intermediate-term bonds with maturities of between five and 15 years were good performers and helped the fund beat the average Connecticut municipal debt fund over the past 12 months. I emphasized intermediate-maturity bonds because I felt they offered the best combination of reward - or income - for the risk. With regard to maturity, longer-term bonds are considered to have more risk because they generally are more sensitive to changes in interest rates; they usually fall more in price when interest rates rise, and vice versa. In my view, investors were paid an appropriate amount of added income for each additional year of maturity up to about 15 years. However, I didn't feel that the extra income for each successive year offered by longer-term bonds was adequate given the level of risk inherent in them. Throughout the past six months, intermediate-maturity bond prices rose more in percentage terms than a combination of longer- and shorter-term bonds.
Q. WERE THERE ANY DISAPPOINTMENTS OVER THE PAST 12 MONTHS?
A. The main disappointment came late in the period when investors became worried that a slowing global economy would hurt lower-quality bonds of all stripes. In the case of the municipal-bond market, the laggards were Baa-rated securities, which made up 9.3% of the fund's investments at the end of the period. Although Baa-rated securities are still considered investment-grade, investors began to avoid them in favor of higher-quality municipals. After leading their higher-quality counterparts during the past winter, spring and summer, Baa-rated securities performed poorly this past fall in response to the flight to quality that bolstered the Treasury market.
Q. HAVE YOU CHANGED THE WAY THE FUND'S INVESTMENTS ARE SPREAD AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?
A. Yes, I have. One of the more noticeable changes is the fund's shrinking stake in industrial development bonds, which are issued through a municipality to finance a fixed asset for a purpose deemed in the public interest, such as a road to a new corporate facility or the expansion of an airline terminal. The performance of industrial development bonds depends on a corporation's ability to pay the bond's interest and principal - which ultimately turns on the health of that corporation. As I grew more concerned that corporate profitability would slow in response to a weaker global economy, I cut the fund's holdings in industrial development bonds.
Q. ROUGHLY HALF OF THE FUND'S INVESTMENTS WERE IN INSURED BONDS AT THE END OF THE PERIOD. WHAT'S ATTRACTIVE ABOUT THESE BONDS?
A. First of all, I was able to buy them at fairly cheap prices - relative to what I believed to be their intrinsic value - mainly because they were in abundant supply. I also liked them because the insurer guarantees the timely payment of a bond's principal and interest. However, shareholders should remember that insured bonds, like all bonds, rise and fall in value in response to interest-rate moves, supply and demand and other factors.
Q. GEORGE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. Municipal bonds are priced relatively cheaply right now, which could bode well for their prospects. Economic turmoil overseas, combined with falling interest rates, significantly boosted U.S. Treasury prices - considered a safe haven among global investors in times of uncertainty. But because their appeal is mostly from domestic investors, municipals didn't rally as much as Treasuries, even though they, too, benefited from falling rates. That's why municipals were as cheap relative to Treasuries as they have been in nearly a decade at the end of the period. The yield on a Aaa-rated insured 30-year municipal bond was about 100% of the yield of a comparable maturity U.S. Treasury bond. Using history as a guide, we know that such municipals typically yield about 85% of Treasuries. Since bond yields and bond prices move in the opposite direction, municipals should gain ground on their Treasury counterparts if their yield moves closer to the historical 85% average.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON
CONNECTICUT'S ECONOMY:
"CONNECTICUT'S ECONOMY CONTINUED
TO POST SOLID GROWTH DURING THE
PAST YEAR AND THE STATE ENJOYED THE
HIGHEST PER CAPITA INCOME AND
MEDIAN FAMILY INCOME IN THE
UNITED STATES. EMPLOYMENT TRENDS
WERE PARTICULARLY STRONG, WITH NEW
JOBS CREATED PRIMARILY FROM THE
FINANCIAL SERVICES, REAL ESTATE,
CONSTRUCTION AND SERVICES SECTORS.
THE EXPANSION OF THE STATE'S TWO
NATIVE AMERICAN CASINOS HAS
FUELED CONSTRUCTION AND SERVICE
JOB GROWTH, WHILE THE FINANCIAL
SERVICES SECTOR HAS BENEFITED FROM
GROWTH IN THE INVESTMENT FIELD.
EVEN THE LAYOFF-PRONE INSURANCE
SECTOR POSTED POSITIVE, IF WEAK, JOB
GROWTH. THAT SAID, THE STATE IS NOT
WITHOUT CHALLENGES, INCLUDING A
POTENTIAL LABOR SHORTAGE, HIGH
LIVING EXPENSES AND HIGH CORPORATE
TAX RATES, AND ITS CONTINUED
DEPENDENCE ON THE SHRINKING
DEFENSE INDUSTRY. GIVEN THESE
STRENGTHS AND WEAKNESSES, I THINK
THE STATE WILL CONTINUE TO GROW,
ALBEIT AT A SLOWER PACE THAN IT DID
IN 1998 AND SLOWER THAN THE NATION
AS A WHOLE."
(SOLID BULLET) AT THE END OF THE PERIOD, 10.1% OF
THE FUND'S INVESTMENTS WERE IN BONDS
ISSUED BY PUERTO RICO AND GUAM. AS
TERRITORIES OF THE UNITED STATES, EACH
CAN ISSUE MUNICIPAL DEBT THAT IS FREE
FROM FEDERAL TAXES IN ALL 50 STATES
AND STATE INCOME-TAXES IN THOSE
STATES THAT LEVY THEM. BECAUSE THE
SUPPLY OF CONNECTICUT MUNICIPALS
WAS LIMITED, THE MANAGER BOUGHT
HIGHER-YIELDING PUERTO RICO AND
GUAM BONDS.

FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
TAX-FREE INCOME FOR
CONNECTICUT RESIDENTS
FUND NUMBER: 407
TRADING SYMBOL: FICNX
START DATE: OCTOBER 29, 1987
SIZE: AS OF NOVEMBER 30,
1998, MORE THAN $373 MILLION
MANAGER: GEORGE FISCHER,
SINCE 1996; MANAGER, VARIOUS
FIDELITY AND SPARTAN MUNICIPAL
INCOME FUNDS; JOINED FIDELITY
IN 1989
(CHECKMARK)

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF NOVEMBER 30, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE MARKET SECTORS
                                                        6 MONTHS AGO

GENERAL OBLIGATIONS                        36.4          36.4

SPECIAL TAX                                12.9          9.8

HEALTH CARE                                11.2          11.5

ESCROWED/PRE-REFUNDED                      10.2          10.8

EDUCATION                                  8.6           9.4


AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1998

                                                           6 MONTHS AGO

YEARS                                               12.0   12.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30, 1998

                                         6 MONTHS AGO

YEARS                              6.4   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF NOVEMBER 30, 1998 AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 65.59999999999999
ROW: 1, COL: 2, VALUE: 24.1
ROW: 1, COL: 3, VALUE: 9.300000000000001
ROW: 1, COL: 4, VALUE: 1.0
AAA 64.0%
AA, A 23.3%
BAA 10.9%
SHORT-TERM
INVESTMENTS 1.8%

AAA 66.5%
AA, A 24.1%
BAA 9.3%
SHORT-TERM
INVESTMENTS 0.1%
ROW: 1, COL: 1, VALUE: 64.0
ROW: 1, COL: 2, VALUE: 23.3
ROW: 1, COL: 3, VALUE: 10.9
ROW: 1, COL: 4, VALUE: 1.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 99.9%

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - 89.8%

Branford Gen. Oblig.:

7% 6/15/08 (FGIC Insured)                             Aaa       $ 500,000                  $ 607,100

7% 6/15/09 (FGIC Insured)                             Aaa        500,000                    615,145

Bridgeport Gen. Oblig.:

Rfdg. Series A:

6% 9/1/03 (AMBAC Insured)                             Aaa        4,475,000                  4,892,831

6% 9/1/05 (AMBAC Insured)                             Aaa        4,000,000                  4,468,560

6.5% 9/1/07 (AMBAC Insured)                           Aaa        2,290,000                  2,691,116

Series A:

5.7% 9/1/15 (AMBAC Insured)                           Aaa        2,000,000                  2,220,680
(Pre-Refunded to 9/1/05 @ 101) (c)

7.4% 3/1/00 (Pre-Refunded to                          Baa2       1,080,000                  1,112,821
3/1/99 @ 102) (c)

7.625% 1/15/09 (Pre-Refunded to                       Baa2       1,500,000                  1,549,035
3/1/99 @ 102) (c)

8.75% 8/15/05 (FGIC Insured)                          Aaa        670,000                    853,165

Connecticut Clean Wtr. Fund Rev.:

5.75% 3/1/07                                          Aaa        2,615,000                  2,920,510

5.875% 11/1/03                                        Aaa        1,000,000                  1,093,220

5.875% 5/1/04                                         Aaa        1,000,000                  1,096,780

6% 10/1/12                                            Aaa        6,000,000                  6,924,600

6.8% 7/1/05                                           Aaa        1,000,000                  1,083,100

7% 1/1/11                                             Aaa        2,500,000                  2,709,775

Connecticut Dev. Auth. Health Care Proj. Rfdg.        A2         3,000,000                  3,264,450
(Duncaster, Inc. Proj.) 6.75% 9/1/15

Connecticut Dev. Auth. Poll. Cont. Rev. (New          A1         3,000,000                  3,148,740
England Pwr. Co. Proj.) 7.25% 10/15/15

Connecticut Dev. Auth. Rev. Series A:

4.75% 11/15/13                                        A1         1,525,000                  1,523,048

6% 11/15/07                                           A1         1,525,000                  1,734,627

6% 11/15/08                                           A1         1,525,000                  1,736,441

6% 11/15/09                                           A1         1,525,000                  1,738,973

Connecticut Gen. Oblig.:

(Cap. Appreciation) (College Savings Plan-A)          Aa3        4,000,000                  2,752,160
0% 12/1/07

(College Savings Plan):

Series A, 0% 5/15/07                                  Aa3        2,250,000                  1,583,415

Series B 0% 11/1/06                                   Aa3        2,800,000                  2,029,104

Series B, 0% 11/1/09                                  Aa3        7,000,000                  4,382,280

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Gen. Oblig.: - continued

Series A:

6% 3/15/01                                            Aa3       $ 2,405,000                $ 2,526,501

6% 3/1/06                                             Aa3        2,700,000                  3,033,153

6.1% 3/15/02                                          Aa3        3,000,000                  3,221,460

7% 3/15/03                                            Aa3        3,000,000                  3,378,540

Series B, 6% 10/1/05                                  Aa3        6,430,000                  7,228,220

Connecticut Health & Edl. Facilities Auth. Rev.:

(Bristol Hosp.):

Series A 7% 7/1/09 (MBIA Insured)                     Aaa        1,750,000                  1,867,320

Series A 7% 7/1/20 (MBIA Insured)                     Aaa        4,180,000                  4,460,227

(Choate Rosemary Hall) Series B, 5% 7/1/27            Aaa        3,000,000                  2,998,380
(MBIA Insured)

(Connecticut College) Series B, 6.625%                Aaa        1,200,000                  1,310,448
7/1/11 (MBIA Insured) (Pre-Refunded to
7/1/01 @ 102) (c)

(Greenwich Hosp.) Series A, 5.8% 7/1/26               Aaa        5,400,000                  5,836,806
(MBIA Insured)

(Hosp. for Spl. Care Issue) Series B, 5.375%          Baa2       2,700,000                  2,727,999
7/1/17

(Kent School) Series B:

5.1% 7/1/07 (MBIA Insured)                            Aaa        265,000                    282,464

5.25% 7/1/08 (MBIA Insured)                           Aaa        305,000                    325,713

5.375% 7/1/09 (MBIA Insured)                          Aaa        345,000                    369,857

5.4% 7/1/10 (MBIA Insured)                            Aaa        685,000                    734,512

(Loomis Chaffee School) Series C, 5.5%                Aaa        1,430,000                  1,499,241
7/1/26 (MBIA Insured)

(Lutheran Gen. Health Care Sys.) 7.375%               Aaa        3,195,000                  4,036,946
7/1/19 (Escrowed to Maturity) (c)

(Masonicare Proj.) Series A, 5% 7/1/20                Aaa        2,400,000                  2,409,072
(AMBAC Insured)

(New Britain Memorial Hosp.) Series A, 7.75%          AAA        6,500,000                  7,488,325
7/1/22 (Pre-Refunded to 7/1/02 @ 102) (c)

(Quinnipiac College) Series C, 7.75% 7/1/20           BBB-       1,940,000                  2,103,717
(Pre-Refunded to 7/1/00 @ 102) (c)

(Sacred Heart Univ.):

Series A, 6.85% 7/1/22, LOC Fleet Nat'l.              Baa3       1,000,000                  1,120,360
Bank, Providence (Pre-Refunded to
7/1/02 @ 102) (c)

Series B, 5.5% 7/1/09                                 Baa3       1,500,000                  1,528,710

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl. Facilities Auth. Rev.: - continued

(Sharon Healthcare, Inc.) Series A:

8.75% 7/1/06 (Pre-Refunded to                         AAA       $ 450,000                  $ 518,859
7/1/01 @ 103) (c)

9% 7/1/13 (Pre-Refunded to                            AAA        1,300,000                  1,505,101
7/1/01 @ 103) (c)

9.2% 7/1/21 (Pre-Refunded to                          AAA        1,500,000                  1,743,960
7/1/01 @ 103) (c)

(Veterans Memorial Med. Ctr.) Series A:

5.5% 7/1/26 (MBIA Insured)                            Aaa        2,275,000                  2,389,615

6.25% 7/1/05 (MBIA Insured)                           Aaa        2,265,000                  2,552,882

(Yale Univ.) 5.929% 6/10/30                           Aaa        10,000,000                 10,687,400

Rfdg.:

(Hosp. For Spl. Care Issue) Series B,                 Baa2       2,500,000                  2,530,775
5.5% 7/1/27

(Quinnipiac College) Series D:

6% 7/1/13                                             BBB-       3,500,000                  3,604,545

6% 7/1/23                                             BBB-       1,975,000                  2,024,118

(Sacred Heart Univ.) Series C:

6% 7/1/06                                             Baa3       250,000                    266,420

6.5% 7/1/16                                           Baa3       4,000,000                  4,350,240

(Saint Raphael Hosp.) Series H:

5.25% 7/1/14 (AMBAC Insured)                          Aaa        4,400,000                  4,674,560

6.5% 7/1/11 (AMBAC Insured)                           Aaa        2,780,000                  3,308,951

6.5% 7/1/13 (AMBAC Insured)                           Aaa        3,125,000                  3,750,250

(Yale Univ.) Series H, 6% 7/1/03 (MBIA                Aaa        1,000,000                  1,088,600
Insured)

Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:

(Family Ed. Ln. Prog.) Series A, 7.2%                 A          780,000                    825,412
11/15/10 (b)

Series A:

7.375% 11/15/05 (b)                                   A1         460,000                    475,700

7.5% 11/15/10 (b)                                     A1         1,570,000                  1,624,448

Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin.
Prog.):

Series A, 6.45% 5/15/22 (b)                           Aa2        4,765,000                  4,842,431

Series B, 6.2% 5/15/12                                Aa2        2,500,000                  2,643,925

Series E, 6.2% 5/15/14                                Aa2        1,000,000                  1,071,870

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Muni. Elec. Energy Coop. Pwr.
Supply Sys. Rev. Rfdg.:

Series A:

6% 1/1/05 (MBIA Insured)                              Aaa       $ 3,380,000                $ 3,744,871

6% 1/1/06 (MBIA Insured)                              Aaa        2,000,000                  2,240,560

6% 1/1/04 (MBIA Insured)                              Aaa        3,190,000                  3,493,337

Connecticut Resource Recovery Auth. Rev. Rfdg.:       Baa1       4,500,000                  4,649,400
(American Fuel Co.) 8.1% 11/15/15 (b)

(Fuel Co.) Series A, 5.5% 11/15/09 (MBIA              Aaa        2,000,000                  2,182,760
Insured) (b)

(Mid-Connecticut Sys.) Series A:

5.25% 11/15/08 (MBIA Insured)                         Aaa        4,000,000                  4,309,960

5.375% 11/15/10 (MBIA Insured)                        Aaa        1,000,000                  1,077,440

5.5% 11/15/11 (MBIA Insured)                          Aaa        2,500,000                  2,707,950

Connecticut Spl. Tax Oblig. Rev.:

(Trans. Infrastructure):

Series A:

5.5% 11/1/06 (FSA Insured)                            Aaa        1,925,000                  2,115,325

6.5% 6/1/03 (Escrowed to Maturity) (c)                Aaa        2,800,000                  3,109,652

6.75% 6/1/11 (Pre-Refunded to                         AAA        2,395,000                  2,684,388
6/1/03 @ 100) (c)

7.125% 6/1/10                                         A1         3,550,000                  4,367,530

Series B:

5.25% 11/1/14 (FSA Insured)                           Aaa        6,300,000                  6,644,673

6.125% 9/1/12                                         A1         5,000,000                  5,774,850

6.15% 9/1/09                                          A1         1,500,000                  1,727,790

6.5% 10/1/07                                          A1         2,250,000                  2,638,148

6.5% 10/1/10                                          A1         3,250,000                  3,849,950

6.5% 10/1/12                                          A1         7,100,000                  8,516,237

(Trans. Infrastructure)(Cap. Appreciation)            A1         3,500,000                  2,308,775
Series B, 0% 6/1/08

Rfdg. (Trans. Infrastructure) Series A,               A1         2,500,000                  2,660,850
5.125% 9/1/05

Eastern Connecticut Resource Recovery Auth.           BBB+       1,000,000                  1,017,550
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5% 1/1/04 (b)

Hartford Gen. Oblig.:

5% 11/15/10 (FGIC Insured) (b)                        Aaa        1,385,000                  1,462,463

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - CONTINUED

Hartford Gen. Oblig.: - continued

5% 11/15/13 (FGIC Insured) (b)                        Aaa       $ 1,425,000                $ 1,472,695

Meriden Gen. Oblig.:

6.25% 8/1/05 (FGIC Insured)                           Aaa        2,000,000                  2,260,740

6.25% 8/1/06 (FGIC Insured)                           Aaa        2,000,000                  2,287,540

7% 10/1/07 (MBIA Insured)                             Aaa        500,000                    604,590

Naugatuck Gen. Oblig.:

6.9% 6/15/07 (FGIC Insured)                           Aaa        485,000                    582,112

7.25% 9/1/04 (MBIA Insured)                           Aaa        215,000                    250,860

7.4% 9/1/07 (MBIA Insured)                            Aaa        370,000                    457,549

7.4% 9/1/08 (MBIA Insured)                            Aaa        370,000                    462,378

New Britain Gen. Oblig.:

Rfdg. 6% 2/1/12 (MBIA Insured)                        Aaa        400,000                    462,464

Series B, 6% 3/1/12 (MBIA Insured)                    Aaa        2,000,000                  2,313,780

5% 2/1/12 (MBIA Insured)                              Aaa        885,000                    935,560

5% 2/1/13 (MBIA Insured)                              Aaa        885,000                    930,763

6% 4/15/06 (AMBAC Insured)                            Aaa        1,615,000                  1,813,936

6% 4/15/07 (AMBAC Insured)                            Aaa        1,615,000                  1,830,812

7% 4/1/07 (MBIA Insured)                              Aaa        580,000                    695,524

7% 4/1/08 (MBIA Insured)                              Aaa        580,000                    702,003

New Haven Gen. Oblig.:

Rfdg. Series A:

5% 8/1/09 (FGIC Insured)                              Aaa        1,775,000                  1,866,981

6% 8/1/05 (FGIC Insured)                              Aaa        3,410,000                  3,805,117

Series A, 7.4% 3/1/12 (Pre-Refunded to                Baa1       1,000,000                  1,131,470
3/1/02 @ 102) (c)

6% 2/15/05 (FGIC Insured)                             Aaa        1,650,000                  1,829,355

7% 2/15/03 (FGIC Insured)                             Aaa        1,000,000                  1,119,760

7% 2/15/04 (FGIC Insured)                             Aaa        1,150,000                  1,311,897

7% 2/15/05 (FGIC Insured)                             Aaa        1,250,000                  1,450,225

8.25% 8/15/01                                         Baa1       1,900,000                  2,003,379

Newtown Gen. Oblig.:

6% 6/15/05 (MBIA Insured)                             Aaa        1,700,000                  1,893,698

6% 6/15/06 (MBIA Insured)                             Aaa        1,700,000                  1,913,588

North Thompsonville Fire District #10:

6.75% 6/1/07 (MBIA Insured)                           Aaa        180,000                    214,270

6.75% 6/1/08 (MBIA Insured)                           Aaa        190,000                    227,873

6.75% 6/1/09 (MBIA Insured)                           Aaa        200,000                    241,352

6.75% 6/1/10 (MBIA Insured)                           Aaa        215,000                    262,330

6.75% 6/1/11 (MBIA Insured)                           Aaa        230,000                    280,244

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

CONNECTICUT - CONTINUED

South Central Connecticut Reg'l. Wtr. Auth. Wtr.
Sys. Rev. Series 11:

5.625% 8/1/05 (FGIC Insured)                          Aaa       $ 5,000,000                $ 5,427,900

5.75% 8/1/12 (FGIC Insured)                           Aaa        5,000,000                  5,425,250

Stamford Gen. Oblig.:

Rfdg.:

5.25% 7/15/10                                         Aaa        5,000,000                  5,409,500

5.25% 7/15/12                                         Aaa        1,580,000                  1,683,601

6.25% 2/15/03                                         Aaa        1,725,000                  1,889,582

6.25% 2/15/04                                         Aaa        1,725,000                  1,917,010

6.25% 2/15/05                                         Aaa        535,000                    603,255

6.25% 2/15/05 (Escrowed to Maturity) (c)              Aaa        1,190,000                  1,342,618

6.6% 1/15/07                                          Aaa        295,000                    347,551

6.6% 1/15/08                                          Aaa        1,480,000                  1,758,403

6.6% 1/15/09                                          Aaa        1,000,000                  1,195,760

Stratford Gen. Oblig. 7% 6/15/08 (FGIC                Aaa        500,000                    607,100
Insured)

Univ. of Connecticut Series A, 5.5% 2/1/06            Aaa        3,070,000                  3,348,265
(FGIC Insured)

West Hartford Gen. Oblig.:

5% 7/15/11                                            Aaa        2,000,000                  2,097,320

6.5% 7/15/05                                          Aaa        2,000,000                  2,299,340

6.5% 7/15/06                                          Aaa        2,000,000                  2,331,480

West Haven Gen. Oblig. 6.7% 2/15/04                   Aaa        710,000                    801,810
(MBIA Insured)

Wolcott Gen. Oblig.:

7% 6/15/09 (FGIC Insured)                             Aaa        445,000                    547,479

7% 6/15/10 (FGIC Insured)                             Aaa        440,000                    545,213

Woodstock Spl. Oblig. Rev. (Woodstock                 Aaa        725,000                    775,301
Academy) 7% 3/1/08 (AMBAC Insured)

                                                                                            326,952,751

GUAM - 0.7%

Guam Govt. Ltd. Oblig. Rev. Rfdg. (Infrastructure     Aaa        2,400,000                  2,604,720
Impt.) Series A, 5.25% 11/1/09
(AMBAC Insured)

PUERTO RICO - 9.4%

Puerto Rico Commonwealth Pub. Impt. 6.6%              Aaa        3,500,000                  3,889,375
7/1/13 (MBIA Insured) (Pre-Refunded to
7/1/02 @ 101.5) (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                 AMOUNT                     (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Hwy. & Trans. Auth.          Baa1      $ 1,750,000                $ 1,915,218
Hwy. Rev. Rfdg. Series V, 6.625% 7/1/12

Puerto Rico Commonwealth Infrastructure Fing.
Auth. Spl. Tax Rev.:

Rfdg. Series A, 5.25% 7/1/10 (AMBAC                   Aaa        11,065,000                 12,015,255
Insured)

Series A, 5% 7/1/28 (AMBAC Insured)                   Aaa        6,500,000                  6,530,095

Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:

Rfdg. Series Y, 7% 7/1/07 (MBIA Insured)              Aaa        2,000,000                  2,429,460

Series AA, 5.375% 7/1/14 (MBIA Insured)               Aaa        3,500,000                  3,699,605

Series W, 7% 7/1/07 (MBIA Insured)                    Aaa        2,000,000                  2,429,460

Puerto Rico Ind. Med. & Envir. Poll. Cont.            Aa3        1,285,000                  1,407,435
Facilities Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14

                                                                                            34,315,903

TOTAL MUNICIPAL BONDS                                                                       363,873,374
(Cost $337,598,815)



MUNICIPAL NOTES - 0.1%



CONNECTICUT - 0.1%

Area Coop. Edl. Svcs. Reg'l. Spl. Ed. Facilities Rev. BAN    500,000                  501,050
4.5% 2/16/99 (Cost $500,513)

TOTAL INVESTMENT IN SECURITIES - 100%                                               $ 364,374,424
(Cost $338,099,328)


SECURITY TYPE ABBREVIATION
BAN - Bond Anticipation Note

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A   86.8%  AAA, AA, A   90.2%

Baa          6.8%   BBB          6.9%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations                   36.4%

Special Tax                           12.9

Health Care                           11.2

Escrowed/Pre-Refunded                 10.2

Education                             8.6

Water & Sewer                         7.3

Electric Utilities                    5.8

Others (individually less than 5%)      7.6

TOTAL                                 100.0%

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $338,099,328. Net unrealized appreciation aggregated $26,275,096, of which $26,282,496 related to appreciated investment securities and $7,400 related to depreciated investment securities.
The fund hereby designates approximately $2,466,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1998 the fund was required to defer approximately $1,615,000 of losses on futures contracts.
During the fiscal year ended November 30, 1998, 100% of the fund's income dividends was free from federal income tax, and 5.6% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                   NOVEMBER 30, 1998

ASSETS

Investment in securities, at value (cost $338,099,328) -               $ 364,374,424
See accompanying schedule

Cash                                                                    4,057,228

Receivable for fund shares sold                                         240,740

Interest receivable                                                     5,749,666

Redemption fees receivable                                              406

 TOTAL ASSETS                                                           374,422,464

LIABILITIES

Payable for fund shares redeemed                            $ 460,294

Distributions payable                                        357,163

Accrued management fee                                       167,640

Other payables and accrued expenses                          4,356

 TOTAL LIABILITIES                                                      989,453

NET ASSETS                                                             $ 373,433,011

Net Assets consist of:

Paid in capital                                                        $ 347,065,790

Accumulated undistributed net realized gain (loss) on                   92,125
investments

Net unrealized appreciation (depreciation) on investments               26,275,096

NET ASSETS, for 32,252,211 shares outstanding                          $ 373,433,011

NET ASSET VALUE, offering price and redemption price per                $11.58
share ($373,433,011 (divided by) 32,252,211 shares)



STATEMENT OF OPERATIONS
                                                       YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                        $ 18,709,916

EXPENSES

Management fee                                            $ 1,957,880

Non-interested trustees' compensation                      226

Interest                                                   4,028

 Total expenses before reductions                          1,962,134

 Expense reductions                                        (32,418)     1,929,716

NET INTEREST INCOME                                                     16,780,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                     1,141,928

 Futures contracts                                         910,675      2,052,603

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                     5,955,424

 Futures contracts                                         (235,976)    5,719,448

NET GAIN (LOSS)                                                         7,772,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 24,552,251
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR ENDED     YEAR ENDED
                                                        NOVEMBER 30,   NOVEMBER 30,
                                                        1998           1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                              $ 16,780,200   $ 16,545,675
Net interest income

 Net realized gain (loss)                                2,052,603      3,116,746

 Change in net unrealized appreciation (depreciation)    5,719,448      2,468,912

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         24,552,251     22,131,333
FROM OPERATIONS

Distributions to shareholders                            (16,780,200)   (16,545,675)
From net interest income

 From net realized gain                                  (2,984,295)    (296,996)

 TOTAL DISTRIBUTIONS                                     (19,764,495)   (16,842,671)

Share transactions                                       61,455,356     36,769,472
Net proceeds from sales of shares

 Reinvestment of distributions                           15,240,662     13,074,818

 Cost of shares redeemed                                 (49,698,375)   (48,132,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         26,997,643     1,711,581
FROM SHARE TRANSACTIONS

 Redemption fees                                         14,784         12,580

  TOTAL INCREASE (DECREASE) IN NET ASSETS                31,800,183     7,012,823

NET ASSETS

 Beginning of period                                     341,632,828    334,620,005

 End of period                                          $ 373,433,011  $ 341,632,828

OTHER INFORMATION
Shares

 Sold                                                    5,348,277      3,288,068

 Issued in reinvestment of distributions                 1,327,375      1,166,635

 Redeemed                                                (4,331,105)    (4,311,130)

 Net increase (decrease)                                 2,344,547      143,573



FINANCIAL HIGHLIGHTS
                                                               YEARS ENDED NOVEMBER 30,

                                   1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.420                  $ 11.240   $ 11.200   $ 9.960    $ 11.840
of period

Income from Investment              .541                      .559       .569       .617       .640
Operations
 Net interest income

 Net realized and unrealized        .260                      .190       .039       1.270      (1.472)
 gain (loss)

 Total from investment              .801                      .749       .608       1.887      (.832)
 operations



Less Distributions

 From net interest income           (.541)                    (.559)     (.569)     (.617)     (.640)

 From net realized gain             (.100)                    (.010)     -          (.020)     (.410)

 In excess of net realized gain     -                         -          -          (.010)     -

 Total distributions                (.641)                    (.569)     (.569)     (.647)     (1.050)

Redemption fees added to paid       .000                      .000       .001       .000       .002
in capital

Net asset value, end of period     $ 11.580                  $ 11.420   $ 11.240   $ 11.200   $ 9.960

TOTAL RETURN A                      7.20%                     6.88%      5.65%      19.41%     (7.61)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 373,433                 $ 341,633  $ 334,620  $ 358,849  $ 315,582
(000 omitted)

Ratio of expenses to average        .55%                      .55%       .55%       .55%       .55%
net assets

Ratio of expenses to average net    .54% B                    .55%       .52% B     .55%       .55%
assets after expense reductions

Ratio of net interest income to     4.71%                     4.98%      5.15%      5.73%      5.83%
average net assets

Portfolio turnover rate             8%                        12%        30%        39%        11%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998         PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

SPARTAN CT MUNICIPAL MONEY MARKET       3.05%   15.85%  25.69%

Connecticut Tax-Free                    2.78%   14.62%  n/a
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998         PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

SPARTAN CT MUNICIPAL MONEY MARKET       3.05%   2.99%   2.99%

Connecticut Tax-Free                    2.78%   2.79%   n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             11/30/98  8/31/98  6/1/98  3/2/98  12/1/97

Spartan Connecticut          2.74%     2.86%    3.30%   2.96%   3.25%
 Municipal Money
 Market Fund



Connecticut Tax-Free         2.44%     2.62%    2.97%   2.67%   3.04%
 Money Market Funds Average



Spartan Connecticut          4.44%     4.67%    5.39%   4.83%   5.32%
 Municipal Money
 Market Fund -
 Tax-equivalent



Portion of fund's income     20.47%    5.94%    4.13%   4.54%   0.00%
 subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the Federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government neither
insures nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price.
(checkmark)

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Connecticut Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the fund's fiscal year, November 30, 1998. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points; the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first eight months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates to slow the economy and guard against inflation. Although inflation had been generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines - leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.
Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?
A. Russia defaulted on some of its outstanding debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging market countries, such as those in Latin America. Global stock markets went into a free fall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The Fed followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November 17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?
A. Given the uncertainty of the markets, I maintained a relatively neutral stance with the fund's average maturity, recognizing that the interest-rate picture was changing in the late summer and early fall. Without positioning the fund aggressively or defensively, I looked for selected, attractive opportunities in longer-term securities throughout the period. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Connecticut market. Even though more of shareholders' income from the fund will be taxable at the state level this year because of the out-of-state investments, this strategy helped the fund provide higher yields on a tax-adjusted basis than if I had invested the same assets in lower-yielding tax-exempt Connecticut securities instead.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1998, was 2.74%, compared to 3.26% 12 months ago. The more recent seven-day yield was the equivalent of a 4.44% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. Through November 30, 1998, the fund's 12-month total return was 3.05%, compared to 2.78% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The market reflects uncertainty over the direction of the Fed's interest-rate policy. After three rate cuts, it appears that the Fed wants to wait and see what effect its moves will have on the economy. Typically, there is at least a six-month lag before the Fed's moves start to influence the economy. Inflation remains tame, but unemployment is low - often a harbinger of inflation as increased labor costs are passed on to the consumer - and the economy has shown signs of continued growth. While the Fed has gone a long way toward addressing its concerns about the global markets, it appears poised to lower rates further if some U.S. economic weakness develops or if global turmoil resurfaces. However, it would be a surprise to most market observers if the Fed did so before its Open Market Committee meeting in February 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining share
price stability by investing
mainly in high-quality,
short-term Connecticut
municipal money market
securities
FUND NUMBER: 425
TRADING SYMBOL: SPCXX
START DATE: March 4, 1991
SIZE: as of November 30,
1998, more than $190 million
MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan money
market funds: joined Fidelity
in 1989
(checkmark)

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S  % OF FUND'S  % OF FUND'S
                          INVESTMENTS  INVESTMENTS  INVESTMENTS
                          11/30/98     5/31/98      11/30/97

  0 - 30                   74          61           58

 31 - 90                   11          16           12

 91 - 180                  3           14           11

181 - 397                  12          9            19

WEIGHTED AVERAGE MATURITY

                                      11/30/98  5/31/98  11/30/97

Spartan Connecticut Municipal Money   45 DAYS   52 Days  67 Days
Market Fund

Connecticut Tax-Free Money            53 DAYS   43 days  58 days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998  AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 44.0
ROW: 1, COL: 2, VALUE: 17.0
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 11.0
ROW: 1, COL: 5, VALUE: 21.0
ROW: 1, COL: 6, VALUE: 0.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 54%
COMMERCIAL PAPER
(INCLUDING CP MODE) 13%
TENDER BONDS 9%
MUNICIPAL NOTES 15%
OTHER 9%


VARIABLE RATE DEMAND
NOTES (VRDNS) 44%
COMMERCIAL PAPER
(INCLUDING CP MODE) 17%
TENDER BONDS 7%
MUNICIPAL NOTES 11%
OTHER 21%
ROW: 1, COL: 1, VALUE: 54.0
ROW: 1, COL: 2, VALUE: 13.0
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 15.0
ROW: 1, COL: 5, VALUE: 9.0

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET

INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



MUNICIPAL SECURITIES - 100%

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

CONNECTICUT - 70.0%

Clipper Tax-Exempt Trust Ctfs. of Prtn. Participating VRDN        $ 3,804,395                 $ 3,804,395
Series 94 1 Class A, 3.13% (Liquidity Facility State Street
Bank & Trust Co.) (a)(e)

Connecticut Area Coop. Edl. Svcs. Reg'l. Spl. Ed. Facility Rev.    1,500,000                   1,501,519
BAN 4.5% 2/16/99

Connecticut Dev. Auth. Arpt. Facility Rev.
(Bradley Arpt. Hotel Proj.):

Series 1997 A, 3.1%, LOC Kredietbank NV, VRDN (a)                  1,200,000                   1,200,000

Series 1997 B, 3.1%, LOC Royal Bank of Canada, VRDN (a)            1,000,000                   1,000,000

Series 1997 C, 3.1%, LOC Fleet Nat'l. Bank, VRDN (a)               470,000                     470,000

Connecticut Dev. Auth. Ind. Dev. Rev.:

(Rojo Enterprises LLC) 3.2%, LOC Fleet Bank NA, VRDN (a)           1,000,000                   1,000,000

(W.E. Bassett Co. Proj.) Series 1986, 3.6%, LOC BankBoston         900,000                     900,000
NA, VRDN (a)(d)

Connecticut Dev. Auth. Poll. Cont. Rev.:

(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 2.9%             6,400,000                   6,400,000
(AMBAC Insured) (BPA Societe Generale), VRDN (a)(d)

(United Illuminating Co. Proj.) Series 1996, 3.1%, LOC             1,300,000                   1,300,000
United Bank of Switzerland AG, VRDN (a)

Connecticut Gen. Oblig. Participating VRDN Series PA 347,          1,495,000                   1,495,000
3.1% (Liquidity Facility Merrill Lynch & Co.) (a)(e)

Connecticut Health & Edl. Facilities Auth. Rev.:

(Yale Univ.) Series T, 2.9%, VRDN (a)                              7,100,000                   7,100,000

Bonds (Yale Univ.):

Series S 1:

2.95% 3/10/99, CP mode                                             1,000,000                   1,000,000

3.3% 2/17/99, CP mode                                              3,000,000                   3,000,000

3.35% 2/17/99, CP mode                                             2,000,000                   2,000,000

Series S 2, 2.95% 2/16/99, CP mode                                 2,265,000                   2,265,000

Connecticut Hsg. Fin. Auth.:

Bonds (Hsg. Mtg. Fin. Prog.):

Series 1989 D, 3.35% 2/24/99, CP mode (d)                          2,475,000                   2,475,000

Series 1990 C, 3.35% 2/24/99, CP mode (d)                          1,375,000                   1,375,000

Participating VRDN:

Series 1997 L, 3.35% (Liquidity Facility First Union Nat'l.        1,800,000                   1,800,000
Bank of North Carolina) (a)(d)(e)

Series PT 1003, 3.17% (Liquidity Facility Merrill                  6,900,000                   6,900,000
Lynch & Co.) (a)(d)(e)

Series PT 148, 3.1% (Liquidity Facility Merrill                    1,000,000                   1,000,000
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Hsg. Fin. Auth.: - continued

Participating VRDN:

Series PT 81, 3.17% (Liquidity Facility Rabobank                  $ 1,440,000                 $ 1,440,000
Nederland Coop. Central) (a)(d)(e)

Series FR/RI A4, 3.25% (Liquidity Facility Bayerische              1,475,000                   1,475,000
Hypo-und Vereinsbank AG) (a)(e)

Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.
Bonds Series 1995 A:

3% 12/7/98, LOC Fleet Nat'l. Bank, CP mode                         2,300,000                   2,300,000

3.3% 12/7/98, LOC Fleet Nat'l. Bank, CP mode                       4,000,000                   4,000,000

Connecticut Spl. Assessment Second Injury Fund:

3.05% 12/8/98, LOC Cr. Communale de Belgique,                      7,000,000                   7,000,000
LOC Cr. Agricole Indosuez, CP

3.1% 12/1/98, LOC Cr. Communale de Belgique,                       2,000,000                   2,000,000
LOC Cr. Agricole Indosuez, CP

3.15% 2/8/99, LOC Cr. Communale de Belgique,                       1,300,000                   1,300,000
LOC Cr. Agricole Indosuez, CP

3.25% 1/11/99, LOC Cr. Communale de Belgique,                      3,000,000                   3,000,000
LOC Cr. Agricole Indosuez, CP

Connecticut Spl. Assessment Unemployment Compensation              12,600,000                  12,600,000
Rev. Bonds Series 1993 C, 3.6%, tender 7/1/99 (FGIC
Insured), LOC FGIC-SPI

Connecticut Spl. Tax Oblig. Rev.:

(Trans. Infrastructure Purp.) Series 1, 3.1%, LOC                  14,280,000                  14,280,000
Commerzbank AG, VRDN (a)

Bonds:

Series 1995 C, 4.25% 10/1/99 (FGIC Insured)                        1,100,000                   1,109,650

Series 1998 B, 4% 11/1/99                                          1,200,000                   1,208,659

Participating VRDN:

Series 52, 3.18% (Liquidity Facility Morgan Stanley, Dean          2,800,000                   2,800,000
Witter & Co.) (a)(e)

Series ROC 22, 3.33% (Liquidity Facility Toronto Dominion          2,000,000                   2,000,000
Bank) (a)(e)

Rfdg. Participating VRDN Series ROC 21, 3.33% (Liquidity           3,935,000                   3,935,000
Facility Toronto Dominion Bank) (a)(e)

Coventry Gen. Oblig. BAN 4% 12/15/98                               2,225,000                   2,225,255

East Hartford Gen. Oblig. BAN 3.75% 1/21/99                        3,600,000                   3,601,260

Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood            2,400,000                   2,400,000
Towers Proj.) 3.05% (FSA Insured) (BPA Barclays Bank PLC),
VRDN (a)

Mansfield Gen. Oblig. BAN 4% 6/16/99                               1,650,000                   1,653,179

New Fairfield Gen. Oblig. BAN 3.25% 8/2/99                         1,000,000                   1,002,288

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

CONNECTICUT - CONTINUED

Redding Gen. Oblig. BAN 3.25% 10/21/99                            $ 2,000,000                 $ 2,005,341

Reg'l. School Dist #14 Bethlehem & Woodbury BAN 4%                 2,100,000                   2,103,326
6/1/99

South Windsor Gen. Oblig. BAN 3.75% 3/23/99                        3,000,000                   3,002,751

Stamford Gen. Oblig. BAN 3.75% 5/17/99                             2,000,000                   2,002,219

Stamford Hsg. Auth. Rev. (Morgan Street Proj.) Series 1994,        2,500,000                   2,500,000
2.95%, LOC Deutsche Bank AG, VRDN (a)(d)

Stratford Gen. Oblig. BAN 4% 6/16/99                               1,200,000                   1,202,371

                                                                                               132,132,213

PUERTO RICO - 9.9%

Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.             1,610,000                   1,610,000
Participating VRDN Series PA 125, 3.05% (Liquidity Facility
Merrill Lynch & Co.) (a)(e)

Puerto Rico Commonwealth Pub. Impt. Rev.:

Participating VRDN:

Series PA 97, 3.05% (Liquidity Facility Merrill                    1,000,000                   1,000,000
Lynch & Co.) (a)(e)

Series PT 1025, 3.05% (Liquidity Facility Merrill                  1,000,000                   1,000,000
Lynch & Co.) (a)(e)

Series PT 1051, 3.05% (Liquidity Facility Merrill                  2,000,000                   2,000,000
Lynch & Co.) (a)(e)

Rfdg. Participating VRDN Series PT 1039, 3.05%                     4,070,000                   4,070,000
(Liquidity Facility Merrill Lynch & Co.) (a)(e)

Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN          8,995,000                   8,995,000
Series PA 346, 3.05% (Liquidity Facility Merrill
Lynch & Co.) (a)(e)

                                                                                               18,675,000

                                                                  SHARES

OTHER - 20.1%

Municipal Central Cash Fund (b)(c)                                 37,890,054                  37,890,054

TOTAL INVESTMENT IN SECURITIES - 100%                                                        $ 188,697,267

Total Cost for Income Tax Purposes                                                           $ 188,697,266


SECURITY TYPE ABBREVIATION
BAN - Bond Anticipation Note
CP - Commercial Paper
VRDN - Variable Rate Demand Note

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION
At November 30, 1998, the fund had a capital loss carryforward of approximately $12,000 of which $4,000, $4,000 and $4,000 will expire on November 30, 2002, 2005 and 2006, respectively.
During the fiscal year ended November 30, 1998, 100% of the fund's income dividends was free from federal income tax, and 17.7% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                  NOVEMBER 30, 1998

ASSETS

Investment in securities, at value -                                  $ 188,697,267
See accompanying schedule

Cash                                                                   42

Receivable for fund shares sold                                        463,009

Interest receivable                                                    1,356,787

 TOTAL ASSETS                                                          190,517,105

LIABILITIES

Payable for fund shares redeemed                           $ 370,184

Distributions payable                                       28,344

Accrued management fee                                      78,252

Other payables and accrued expenses                         902

 TOTAL LIABILITIES                                                     477,682

NET ASSETS                                                            $ 190,039,423

Net Assets consist of:

Paid in capital                                                       $ 190,051,287

Accumulated net realized gain (loss) on investments                    (11,864)

NET ASSETS, for 190,051,285 shares outstanding                        $ 190,039,423

NET ASSET VALUE, offering price and redemption price per               $1.00
share ($190,039,423 (divided by) 190,051,285 shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                   $ 6,153,476

EXPENSES

Management fee                                         $ 880,996

Non-interested trustees' compensation                   486

 Total expenses before reductions                       881,482

 Expense reductions                                     (18,027)   863,455

NET INTEREST INCOME                                                5,290,021

NET GAIN (LOSS)                                                    (3,592)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 5,286,429


STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED      YEAR ENDED
                                                             NOVEMBER 30,    NOVEMBER 30,
                                                             1998            1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                   $ 5,290,021     $ 5,619,799
Net interest income

 Net realized gain (loss)                                     (3,592)         (4,319)

 Increase (decrease) in net unrealized gain from accretion    -               (353)
 of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              5,286,429       5,615,127
FROM OPERATIONS

Distributions to shareholders from net interest income        (5,290,021)     (5,619,799)

Share transactions at net asset value of $1.00 per share      195,188,717     156,608,247
Proceeds from sales of shares

 Reinvestment of distributions from net interest income       5,053,873       5,491,051

 Cost of shares redeemed                                      (173,846,788)   (185,421,716)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES             26,395,802      (23,322,418)
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     26,392,210      (23,327,090)

NET ASSETS

 Beginning of period                                          163,647,213     186,974,303

 End of period                                               $ 190,039,423   $ 163,647,213



FINANCIAL HIGHLIGHTS
                                                             YEARS ENDED NOVEMBER 30,

                                  1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment             .030                      .031       .030       .034       .023
Operations
Net interest income



Less Distributions

 From net interest income          (.030)                    (.031)     (.030)     (.034)     (.023)

Net asset value, end of period    $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                  3.05%                     3.12%      3.08%      3.41%      2.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 190,039                 $ 163,647  $ 186,974  $ 175,622  $ 167,056
(000 omitted)

Ratio of expenses to average       .50%                      .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average       .49% C                    .50%       .50%       .50%       .50%
net assets after expense
reductions

Ratio of net interest income to    3.00%                     3.08%      3.04%      3.36%      2.25%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a money market fund's historical performance. You can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  LIFE OF
                                         YEAR    YEARS   FUND

FIDELITY CT MUNICIPAL MONEY MARKET       2.94%   15.29%  35.56%

Connecticut Tax-Free                     2.78%   14.62%  n/a
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  LIFE OF
                                         YEAR    YEARS   FUND

FIDELITY CT MUNICIPAL MONEY MARKET       2.94%   2.89%   3.34%

Connecticut Tax-Free                     2.78%   2.79%   n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             11/30/98  8/31/98  6/1/98  3/2/98  12/1/97

Fidelity Connecticut         2.63%     2.77%    3.19%   2.72%   3.19%
 Municipal Money
 Market Fund



Connecticut Tax-Free         2.44%     2.62%    2.97%   2.67%   3.04%
 Money Market Funds Average



Fidelity Connecticut         4.26%     4.53%    5.21%   4.45%   5.22%
 Municipal Money
 Market Fund -
 Tax-equivalent



Portion of fund's income     21.49%    0.14%    3.16%   0.57%   0.66%
 subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the Federal alternative minimum tax.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the fund's fiscal year, November 30, 1998. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points; the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first eight months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates to slow the economy and guard against inflation. Although inflation had been generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines - leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.
Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?
A. Russia defaulted on some of its outstanding debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging market countries, such as those in Latin America. Global stock markets went into a free fall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The Fed followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November 17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?
A. Given the uncertainty of the markets, I maintained a relatively neutral stance with the fund's average maturity, recognizing that the interest-rate picture was changing in the late summer and early fall. Without positioning the fund aggressively or defensively, I looked for selected, attractive opportunities in longer-term securities throughout the period. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Connecticut market. Even though more of shareholders' income from the fund will be taxable at the state level this year because of the out-of-state investments, this strategy helped the fund provide higher yields on a tax-adjusted basis than if I had invested the same assets in lower-yielding tax-exempt Connecticut securities instead.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1998, was 2.63%, compared to 3.20% 12 months ago. The more recent seven-day yield was the equivalent of a 4.26% taxable rate of return for Connecticut investors in the 38.88% combined stated federal income tax bracket. Through November 30, 1998, the fund's 12-month total return was 2.94%, compared to 2.78% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The market reflects uncertainty over the direction of the Fed's interest-rate policy. After three rate cuts, it appears that the Fed wants to wait and see what effect its moves will have on the economy. Typically, there is at least a six-month lag before the Fed's moves start to influence the economy. Inflation remains tame, but unemployment is low - often a harbinger of inflation as increased labor costs are passed on to the consumer - and the economy has shown signs of continued growth. While the Fed has gone a long way toward addressing its concerns about the global markets, it appears poised to lower rates further if some U.S. economic weakness develops or if global turmoil resurfaces. However, it would be a surprise to most market observers if the Fed did so before its Open Market Committee meeting in February 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining share
price stability by investing
mainly in high-quality,
short-term Connecticut
municipal money market
securities
FUND NUMBER: 425
TRADING SYMBOL: SPCXX
START DATE: March 4, 1991
SIZE: as of November 30,
1998, more than $190 million
MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan money
market funds: joined Fidelity
in 1989
(checkmark)

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S   % OF FUND'S   % OF FUND'S
                          INVESTMENTS    INVESTMENTS  INVESTMENTS
                          11/30/98      5/31/98       11/30/97

  0 - 30                   76           67            64

 31 - 90                   9            15            11

 91 - 180                  3            10            9

181 - 397                  12           8             16

WEIGHTED AVERAGE MATURITY

                                11/30/98  5/31/98  11/30/97

Fidelity Connecticut Municipal  45 DAYS   44 Days  59 Days
Money Market Fund

Connecticut Tax-Free Money      53 DAYS   43 days  58 days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998  AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 48.0
ROW: 1, COL: 2, VALUE: 12.0
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 11.0
ROW: 1, COL: 5, VALUE: 22.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 64%
COMMERCIAL PAPER
(INCLUDING CP MODE) 10%
TENDER BONDS 7%
MUNICIPAL NOTES 13%
OTHER 6%

VARIABLE RATE DEMAND
NOTES (VRDNS) 48%
COMMERCIAL PAPER
(INCLUDING CP MODE) 12%
TENDER BONDS 7%
MUNICIPAL NOTES 11%
OTHER 22%
ROW: 1, COL: 1, VALUE: 64.0
ROW: 1, COL: 2, VALUE: 10.0
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 13.0
ROW: 1, COL: 5, VALUE: 6.0

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



MUNICIPAL SECURITIES - 100%

                                                              PRINCIPAL         VALUE
                                                              AMOUNT            (NOTE 1)

CONNECTICUT - 69.8%

Clipper Tax-Exempt Trust Ctfs. of Prtn. Participating VRDN    $ 7,889,018       $ 7,889,018
Series 94 1 Class A, 3.13% (Liquidity Facility State Street
Bank & Trust Co.) (a)(e)

Connecticut Area Coop. Edl. Svcs. Reg'l. Spl. Ed. Facility     4,125,000         4,129,177
Rev. BAN 4.5% 2/16/99

Connecticut Dev. Auth. Arpt. Facility Rev. (Bradley Arpt.
Hotel Proj.):

Series 1997 A, 3.1%, LOC Kredietbank NV, VRDN (a)              4,100,000         4,100,000

Series 1997 C, 3.1%, LOC Fleet Nat'l. Bank, VRDN (a)           930,000           930,000

Connecticut Dev. Auth. Ind. Dev. Rev.:

(Lindenmaier Precision Co. Ohaus Proj.) Series 1988,           8,000,000         8,000,000
3.25%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(d)

(Rojo Enterprises LLC) 3.2%, LOC Fleet Bank NA, VRDN (a)       1,850,000         1,850,000

(W.E. Bassett Co. Proj.) Series 1986, 3.6%, LOC BankBoston     900,000           900,000
NA, VRDN (a)(d)

Rfdg. (Cap. District Energy Ctr. Proj.) Series 1998, 3.1%,     6,600,000         6,600,000
LOC Fleet Nat'l. Bank, VRDN (a)(d)

Connecticut Dev. Auth. Poll. Cont. Rev.:

(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 2.9%         9,400,000         9,400,000
(AMBAC Insured) (BPA Societe Generale), VRDN (a)(d)

(United Illuminating Co. Proj.) Series 1996, 3.1%, LOC         2,800,000         2,800,000
United Bank of Switzerland AG, VRDN (a)

Connecticut Gen. Oblig.:

Bond Series D, 6% 12/1/98                                      2,440,000         2,440,000

Participating VRDN:

Series PA 338, 3.1% (Liquidity Facility Merrill                4,095,000         4,095,000
Lynch & Co.) (a)(e)

Series PA 347, 3.1% (Liquidity Facility Merrill                3,500,000         3,500,000
Lynch & Co.) (a)(e)

Series B, 2.85% (BPA Bayerische Landesbank                     22,390,000        22,390,000
Girozentrale), VRDN (a)

Connecticut Health & Edl. Facilities Auth. Rev.:

(Pomfret School Issue) Series A, 3.05%, LOC Cr. Local          900,000           900,000
de France, VRDN (a)

(Yale Univ.) Series T, 2.9%, VRDN (a)                          6,700,000         6,700,000

Bonds (Yale Univ.):

Series S 1:

3.3% 2/17/99, CP mode                                          1,000,000         1,000,000

3.3% 2/18/99, CP mode                                          3,900,000         3,900,000

3.35% 2/17/99, CP mode                                         5,000,000         5,000,000

Series S 2, 2.95% 2/16/99, CP mode                             4,500,000         4,500,000



MUNICIPAL SECURITIES - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Hsg. Fin. Auth.:

Bonds (Hsg. Mtg. Fin. Prog.) Series 1989 D:

3.05% 3/9/99, CP mode (d)                                          $ 500,000                   $ 500,000

3.35% 2/18/99, CP mode (d)                                          2,795,000                   2,795,000

3.35% 2/24/99, CP mode (d)                                          990,000                     990,000

3.35% 2/24/99, CP mode (d)                                          6,700,000                   6,700,000

Participating VRDN:

Series 1997 L, 3.35% (Liquidity Facility First Union Nat'l.         3,695,000                   3,695,000
Bank of North Carolina) (a)(d)(e)

Series PT 1003, 3.17% (Liquidity Facility Merrill Lynch &           15,580,000                  15,580,000
Co.) (a)(d)(e)

Series PT 148, 3.1% (Liquidity Facility Merrill Lynch &             1,500,000                   1,500,000
Co.) (a)(e)

Series PT 81, 3.17% (Liquidity Facility Rabobank                    2,540,000                   2,540,000
Nederland Coop. Central) (a)(d)(e)

Series FR/RI A4, 3.25% (Liquidity Facility Bayerische               3,200,000                   3,200,000
Hypo-und Vereinsbank AG) (a)(e)

Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds    2,400,000                   2,400,000
Series 1995 A, 3% 12/7/98, LOC Fleet Nat'l. Bank, CP mode

Connecticut Spl. Assessment Second Injury Fund:

3.05% 12/8/98, LOC Cr. Communale de Belgique,                       20,000,000                  20,000,000
LOC Cr. Agricole Indosuez, CP

3.1% 12/1/98, LOC Cr. Communale de Belgique,                        5,500,000                   5,500,000
LOC Cr. Agricole Indosuez, CP

3.15% 2/8/99, LOC Cr. Communale de Belgique,                        3,200,000                   3,200,000
LOC Cr. Agricole Indosuez, CP

Connecticut Spl. Assessment Unemployment Compensation               31,500,000                  31,501,530
Rev. Bonds Series 1993 C, 3.6%, tender 7/1/99 (FGIC
Insured), LOC FGIC-SPI

Connecticut Spl. Tax Oblig. Rev.:

(Trans. Infrastructure Purp.) Series 1, 3.1%, LOC                   38,410,000                  38,410,001
Commerzbank AG, VRDN (a)

Bonds:

Series 1995 C, 4.25% 10/1/99 (FGIC Insured)                         2,400,000                   2,421,057

Series 1998 B, 4% 11/1/99                                           2,800,000                   2,820,205

Series B, 5.25% 10/1/99 (FGIC Insured)                              3,340,000                   3,405,465

Participating VRDN:

Series 52, 3.18% (Liquidity Facility Morgan Stanley, Dean           7,200,000                   7,200,000
Witter & Co.) (a)(e)

Series ROC 22, 3.33% (Liquidity Facility Toronto Dominion           6,435,000                   6,435,000
Bank) (a)(e)

Rfdg. Participating VRDN Series ROC 21, 3.33% (Liquidity            8,000,000                   8,000,000
Facility Toronto Dominion Bank) (a)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

CONNECTICUT - CONTINUED

Coventry Gen. Oblig. BAN 4% 12/15/98                               $ 5,200,000                 $ 5,200,595

East Hartford Gen. Oblig. BAN 3.75% 1/21/99                         9,800,000                   9,803,429

Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood             11,945,000                  11,945,000
Towers Proj.) 3.05% (FSA Insured) (BPA Barclays Bank PLC),
VRDN (a)

Mansfield Gen. Oblig. BAN 4% 6/16/99                                3,600,000                   3,606,936

New Fairfield Gen. Oblig. BAN 3.25% 8/2/99                          2,500,000                   2,505,720

New Haven Facilities Rev. (Starter Sportswear) Series 1986,         2,200,000                   2,200,000
3.6%, LOC Fleet Bank NA, VRDN (a)(d)

Redding Gen. Oblig. BAN 3.25% 10/21/99                              5,000,000                   5,013,352

Reg'l. School Dist #14 Bethlehem & Woodbury BAN 4%                  4,900,000                   4,907,760
6/1/99

South Windsor Gen. Oblig. BAN 3.75% 3/23/99                         7,000,000                   7,006,418

Stamford Gen. Oblig. BAN 3.75% 5/17/99                              9,500,000                   9,510,799

Stamford Hsg. Auth. Rev. (Morgan Street Proj.) Series 1994,         5,000,000                   5,000,000
2.95%, LOC Deutsche Bank AG, VRDN (a)(d)

Stratford Gen. Oblig. BAN 4% 6/16/99                                2,800,000                   2,805,531

                                                                                                339,321,993

PENNSYLVANIA - 0.3%

Philadelphia Ind. Dev. Rev. (Institute for Cancer Research Fox      1,400,000                   1,400,000
Chase Proj.) Series 1990 A, 3.25%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)

PUERTO RICO - 9.2%

Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.              3,300,000                   3,300,000
Participating VRDN Series PA 114, 3.05% (Liquidity Facility
Merrill Lynch & Co.) (a)(e)

Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.                   2,900,000                   2,900,000
Participating VRDN Series PA 331, 3.05% (Liquidity Facility
Merrill Lynch & Co.) (a)(e)

Puerto Rico Commonwealth Pub. Impt. Rev.:

Participating VRDN:

Series PA 97, 3.05% (Liquidity Facility Merrill                     3,100,000                   3,100,000
Lynch & Co.) (a)(e)

Series PT 1025, 3.05% (Liquidity Facility Merrill                   12,000,000                  12,000,000
Lynch & Co.) (a)(e)

Series PT 1051, 3.05% (Liquidity Facility Merrill                   3,500,000                   3,500,000
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Pub. Impt. Rev.: - continued

Rfdg. Participating VRDN Series PT 1039, 3.05%                     $ 3,200,000                 $ 3,200,000
(Liquidity Facility Merrill Lynch & Co.) (a)(e)

Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:

Series PA 150, 3.05% (Liquidity Facility Merrill                    3,700,000                   3,700,000
Lynch & Co.) (a)(e)

Series PA 205, 3.05% (Liquidity Facility Merrill                    10,995,000                  10,995,000
Lynch & Co.) (a)(e)

Series PA 311, 3.05% (Liquidity Facility Merrill                    1,895,000                   1,895,000
Lynch & Co.) (a)(e)

                                                                                                44,590,000

TEXAS - 0.7%

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's       3,580,000                   3,580,000
Hosp.) Series B, 3.25%, VRDN (a)

                                                                   SHARES

OTHER - 20.0%

Municipal Central Cash Fund (b)(c)                                  97,284,461                  97,284,461

TOTAL INVESTMENT IN SECURITIES - 100%                                                         $ 486,176,454

Total Cost for Income Tax Purposes                                                            $  486,176,454


SECURITY TYPE ABBREVIATION
BAN - Bond Anticipation Note
CP - Commercial Paper
VRDN - Variable Rate Demand Note

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION
At November 30, 1998, the fund had a capital loss carryforward of approximately $37,000 of which $8,000, $3,000, $7,000 and $19,000 will expire on November 30, 2002, 2003, 2005 and 2006, respectively.
During the fiscal year ended November 30, 1998, 100% of the fund's income dividends was free from federal income tax, and 21.4% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                   NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING                  $ 486,176,454
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         2,263

RECEIVABLE FOR FUND SHARES SOLD                                         4,449,889

INTEREST RECEIVABLE                                                     3,560,993

 TOTAL ASSETS                                                           494,189,599

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 9,016

PAYABLE FOR FUND SHARES REDEEMED                            5,874,488

DISTRIBUTIONS PAYABLE                                       58,590

ACCRUED MANAGEMENT FEE                                      155,592

OTHER PAYABLES AND ACCRUED EXPENSES                         101,713

 TOTAL LIABILITIES                                                      6,199,399

NET ASSETS                                                             $ 487,990,200

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 488,026,972

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (36,772)

NET ASSETS, FOR 488,026,884 SHARES OUTSTANDING                         $ 487,990,200

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($487,990,200 (DIVIDED BY) 488,026,884 SHARES)



STATEMENT OF OPERATIONS
                                                    YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                     $ 15,441,046

EXPENSES

MANAGEMENT FEE                                         $ 1,717,478

TRANSFER AGENT FEES                                     601,534

ACCOUNTING FEES AND EXPENSES                            87,008

NON-INTERESTED TRUSTEES' COMPENSATION                   933

CUSTODIAN FEES AND EXPENSES                             18,983

REGISTRATION FEES                                       38,208

AUDIT                                                   31,540

LEGAL                                                   9,400

REPORTS TO SHAREHOLDERS                                 8,834

MISCELLANEOUS                                           2,621

 TOTAL EXPENSES BEFORE REDUCTIONS                       2,516,539

 EXPENSE REDUCTIONS                                     (14,456)     2,502,083

NET INTEREST INCOME                                                  12,938,963

NET GAIN (LOSS)                                                      (18,425)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 12,920,538



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED        YEAR ENDED
                                                          NOVEMBER 30,      NOVEMBER 30,
                                                          1998              1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 12,938,963      $ 11,154,435
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (18,425)          (7,370)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           12,920,538        11,147,065
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (12,938,963)      (11,154,435)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   1,319,043,753     993,544,813
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    12,271,598        10,652,203

 COST OF SHARES REDEEMED                                   (1,230,483,349)   (956,500,263)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          100,832,002       47,696,753
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  100,813,577       47,689,383

NET ASSETS

 BEGINNING OF PERIOD                                       387,176,623       339,487,240

 END OF PERIOD                                            $ 487,990,200     $ 387,176,623



FINANCIAL HIGHLIGHTS
                                                               YEARS ENDED NOVEMBER 30,

                                   1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
OF PERIOD

INCOME FROM INVESTMENT              .029                      .030       .029       .032       .022
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.029)                    (.030)     (.029)     (.032)     (.022)

NET ASSET VALUE, END OF PERIOD     $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                      2.94%                     3.05%      2.98%      3.29%      2.19%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 487,990                 $ 387,177  $ 339,487  $ 321,870  $ 300,885
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .56%                      .58%       .59%       .61%       .60%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET    .56%                      .57% B     .58% B     .61%       .60%
ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     2.90%                     3.00%      2.93%      3.24%      2.16%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING
POLICIES.
Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the income fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $59,263,176 and $27,371,299, respectively.
The market value of futures contracts opened and closed during the period amounted to $44,029,466 and $62,190,384, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the investment adviser for Fidelity Connecticut Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets for Fidelity Connecticut Municipal Money Market Fund.
As the investment adviser for the income fund and Spartan Connecticut Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and Spartan Connecticut Municipal Money Market Fund, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
FMR also bears the cost of providing shareholder services to Spartan Connecticut Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from Spartan Connecticut Municipal Money Market Fund's shareholders which amounted to $1,767 for the period. SUB-ADVISER FEE. As each money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Fidelity Connecticut Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets for Fidelity Connecticut Municipal Money Market Fund.
5. BANK BORROWINGS.
The income fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $5,821,000 and $2,393,200, respectively. The weighted average interest rate was 6.06%.
6. EXPENSE REDUCTIONS.
Fidelity Connecticut Municipal Money Market fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $680 and $13,776, respectively, under these arrangements.
6. EXPENSE REDUCTIONS - CONTINUED
FMR has entered into arrangements on behalf of the income fund and Spartan Connecticut Municipal Money Market Fund with each fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, the income fund's and Spartan Connecticut Municipal Money Market Fund's expenses were reduced by $32,418 and $18,027, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the shareholders of Spartan Connecticut Municipal Income Fund, Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust), Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund (funds of Fidelity Court Street Trust II) at November 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan Connecticut Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities.

PAY DATE            12/29/97 12/31/98
RECORD DATE         12/26/97 12/30/98
SHORT-TERM
CAPITAL GAINS       $.02     $.01
LONG-TERM
CAPITAL GAINS       $.08     $.04
LONG-TERM
CAPITAL GAIN PERCENTAGES:
28% rate            33.43%   -
20% rate            66.57%   100%

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUNDS
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
George A. Fischer, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

CTR-ANN-0199  69045
1.539232.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINES FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
AND
FIDELITY
NEW JERSEY MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGO_GRAPHICS) (REGISTERED TRADEMARK)

CONTENTS



PRESIDENT'S MESSAGE                              3   NED JOHNSON ON INVESTING STRATEGIES

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

                                                 4   PERFORMANCE

                                                 7   FUND TALK: THE MANAGER'S OVERVIEW

                                                 10  INVESTMENT CHANGES

                                                 11  INVESTMENTS

                                                 19  FINANCIAL STATEMENTS

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

                                                 23  PERFORMANCE

                                                 25  FUND TALK: THE MANAGER'S OVERVIEW

                                                 27  INVESTMENT CHANGES

                                                 28  INVESTMENTS

                                                 34  FINANCIAL STATEMENTS

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

                                                 38  PERFORMANCE

                                                 40  FUND TALK: THE MANAGER'S OVERVIEW

                                                 42  INVESTMENT CHANGES

                                                 43  INVESTMENTS

                                                 49  FINANCIAL STATEMENTS

NOTES                                            53  NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT                            58  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                    59


Third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.
This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998                  PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

SPARTAN NJ MUNICIPAL INCOME                      6.96%   32.20%  114.83%

LB NEW JERSEY MUNICIPAL BOND WITH                7.33%   N/A     N/A
 PORT AUTHORITY OF NEW YORK AND NEW JERSEY

NEW JERSEY MUNICIPAL DEBT FUNDS AVERAGE          7.01%   31.49%  113.30%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York and New Jersey - a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998                  PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

SPARTAN NJ MUNICIPAL INCOME                      6.96%   5.74%   7.95%

LB NEW JERSEY MUNICIPAL BOND WITH                7.33%   N/A     N/A
 PORT AUTHORITY OF NEW YORK AND NEW JERSEY

NEW JERSEY MUNICIPAL DEBT FUNDS AVERAGE          7.01%   5.62%   7.87%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan NJ Muni Income      LB Municipal Bond
             00416                       LB015
  1988/11/30      10000.00                    10000.00
  1988/12/31      10180.25                    10102.30
  1989/01/31      10337.65                    10311.22
  1989/02/28      10218.69                    10193.56
  1989/03/31      10228.30                    10169.20
  1989/04/30      10529.56                    10410.62
  1989/05/31      10751.59                    10626.85
  1989/06/30      10923.48                    10771.16
  1989/07/31      11044.01                    10917.76
  1989/08/31      10908.14                    10810.87
  1989/09/30      10866.42                    10778.65
  1989/10/31      11017.95                    10910.48
  1989/11/30      11182.30                    11101.41
  1989/12/31      11233.76                    11192.22
  1990/01/31      11122.16                    11139.28
  1990/02/28      11235.41                    11238.42
  1990/03/31      11254.97                    11241.79
  1990/04/30      11108.66                    11160.40
  1990/05/31      11398.35                    11404.03
  1990/06/30      11513.52                    11504.27
  1990/07/31      11693.85                    11673.39
  1990/08/31      11468.29                    11503.89
  1990/09/30      11542.15                    11510.45
  1990/10/31      11705.55                    11719.25
  1990/11/30      11982.33                    11954.92
  1990/12/31      12036.11                    12006.92
  1991/01/31      12181.99                    12168.06
  1991/02/28      12259.59                    12273.92
  1991/03/31      12291.03                    12278.34
  1991/04/30      12461.90                    12441.64
  1991/05/31      12564.03                    12552.25
  1991/06/30      12561.80                    12539.82
  1991/07/31      12769.20                    12692.55
  1991/08/31      12920.51                    12859.72
  1991/09/30      13084.27                    13027.15
  1991/10/31      13223.89                    13144.39
  1991/11/30      13256.43                    13181.07
  1991/12/31      13520.22                    13463.93
  1992/01/31      13542.92                    13494.63
  1992/02/29      13550.32                    13498.95
  1992/03/31      13524.81                    13503.94
  1992/04/30      13633.72                    13624.13
  1992/05/31      13831.75                    13784.48
  1992/06/30      14052.39                    14015.79
  1992/07/31      14553.58                    14435.98
  1992/08/31      14350.36                    14295.23
  1992/09/30      14409.40                    14388.72
  1992/10/31      14114.06                    14247.28
  1992/11/30      14492.87                    14502.45
  1992/12/31      14697.51                    14650.52
  1993/01/31      14876.81                    14820.90
  1993/02/28      15457.11                    15356.98
  1993/03/31      15263.21                    15194.65
  1993/04/30      15440.64                    15347.97
  1993/05/31      15566.51                    15434.22
  1993/06/30      15850.93                    15691.82
  1993/07/31      15854.18                    15712.38
  1993/08/31      16224.83                    16039.51
  1993/09/30      16418.60                    16222.20
  1993/10/31      16424.53                    16253.51
  1993/11/30      16249.54                    16110.31
  1993/12/31      16616.86                    16450.40
  1994/01/31      16791.38                    16638.26
  1994/02/28      16295.73                    16207.33
  1994/03/31      15550.82                    15547.37
  1994/04/30      15640.25                    15679.21
  1994/05/31      15818.19                    15815.15
  1994/06/30      15735.09                    15718.52
  1994/07/31      16030.39                    16006.64
  1994/08/31      16092.90                    16062.02
  1994/09/30      15846.59                    15826.23
  1994/10/31      15558.35                    15545.16
  1994/11/30      15298.07                    15264.10
  1994/12/31      15661.97                    15600.07
  1995/01/31      16131.65                    16045.92
  1995/02/28      16505.48                    16512.53
  1995/03/31      16706.64                    16702.26
  1995/04/30      16738.76                    16721.97
  1995/05/31      17138.02                    17255.57
  1995/06/30      17032.37                    17105.44
  1995/07/31      17096.06                    17267.60
  1995/08/31      17238.15                    17486.56
  1995/09/30      17392.16                    17597.25
  1995/10/31      17658.12                    17853.11
  1995/11/30      17907.19                    18149.29
  1995/12/31      18066.17                    18323.71
  1996/01/31      18162.82                    18462.05
  1996/02/29      18078.57                    18337.43
  1996/03/31      17856.00                    18103.08
  1996/04/30      17789.47                    18051.85
  1996/05/31      17773.08                    18044.63
  1996/06/30      17963.92                    18241.13
  1996/07/31      18108.94                    18407.13
  1996/08/31      18091.37                    18402.71
  1996/09/30      18316.50                    18660.35
  1996/10/31      18543.98                    18871.40
  1996/11/30      18869.39                    19216.74
  1996/12/31      18801.23                    19136.03
  1997/01/31      18849.26                    19172.20
  1997/02/28      18990.83                    19348.20
  1997/03/31      18766.39                    19090.29
  1997/04/30      18897.10                    19250.08
  1997/05/31      19150.25                    19539.60
  1997/06/30      19332.79                    19747.69
  1997/07/31      19829.54                    20294.71
  1997/08/31      19650.31                    20104.54
  1997/09/30      19869.04                    20343.18
  1997/10/31      19986.76                    20473.99
  1997/11/30      20084.57                    20594.38
  1997/12/31      20370.99                    20894.85
  1998/01/31      20562.15                    21110.49
  1998/02/28      20549.39                    21116.82
  1998/03/31      20563.06                    21135.40
  1998/04/30      20482.97                    21040.08
  1998/05/31      20766.44                    21373.14
  1998/06/30      20830.14                    21457.36
  1998/07/31      20876.59                    21511.21
  1998/08/31      21198.79                    21843.56
  1998/09/30      21446.20                    22115.73
  1998/10/31      21456.48                    22115.29
  1998/11/30      21482.54                    22192.91
IMATRL PRASUN   SHR__CHT 19981130 19981210 144308 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New Jersey Municipal Income Fund on November 30, 1988. As the chart shows, by November 30, 1998, the value of your investment would have grown to $21,483 - a 114.83% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,193, a 121.93% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                      YEARS ENDED NOVEMBER 30,

                  1998   1997   1996   1995    1994

DIVIDEND RETURNS  4.98%  5.19%  5.37%  6.40%   5.26%

CAPITAL RETURNS   1.98%  1.25%  0.00%  10.66%  -11.12%

TOTAL RETURNS     6.96%  6.44%  5.37%  17.06%  -5.86%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1998         PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.41(CENTS)  27.07(CENTS)  54.78(CENTS)

ANNUALIZED DIVIDEND RATE                4.66%        4.69%         4.78%

30-DAY ANNUALIZED YIELD                 4.02%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.71%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect tax reclassifications. If you annualize this number, based on an average share price of $11.52 over the past month, $11.50 over the past six months and $11.46 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.08% combined effective 1998 federal and state tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Prospects were bright for
fixed-income markets at the
beginning of the 12-month period
ending November 30, 1998, with
positive U.S. economic news and
the Federal Reserve Board's
reluctance to raise interest rates
playing key roles. However,
near-record issuance of municipal
bonds, greeted by only moderate
enthusiasm, continued to contribute
to their underperformance
relative to taxable bonds. For the
12-month period, the Lehman
Brothers Municipal Bond Index -
a popular measure of the
municipal bond market - returned
7.76%.  By comparison, the
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable bond
performance - returned 9.45%
during the period. Year-to-date
municipal bond issuance of over
$253 billion has already exceeded
all of last year's total, and is on
track to top the record $293 billion
muni-bond issuance during 1993.
Despite the tepid demand, munis
were yielding at the end of the
period about the same as 30-year
Treasuries - the safe haven of
choice during the market's
downdraft in the late summer and
early fall. While the recent equity
rally has put further pressure on
municipal bond prices, their yields
are historically high, which may
stimulate demand in the near
term. Munis, like the majority of
fixed-income issues, also have
been bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped the
fed funds rate to 4.75%.

An interview with Norm Lind, Portfolio Manager of Spartan New Jersey Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1998, the fund had a total return 6.96%. To get a sense of how the fund did relative to its competitors, the New Jersey municipal debt funds average returned 7.01% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York and New Jersey - which tracks the types of securities in which the fund invests - returned 7.33% for the same one-year period.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST 12
MONTHS?
A. On a positive note, some of the fund's investments in hospitals experienced significant price gains when they were advance refunded, the municipal market's version of refinancing debt at a lower interest rate. Issuers often undertake refundings to cut their debt costs by retiring older bonds with higher interest rates and placing the proceeds in U.S. Treasuries. They finance this by selling new bonds at lower, prevailing rates. Although somewhat complicated, an advance refunding results in higher prices for the original, refunded bonds because they assume the higher credit rating of the U.S. Treasuries securities that back them. In addition, the fund's stake in premium coupon bonds - which trade above face value because they offer yields higher than prevailing interest rates - also performed well. That's partly because they are less vulnerable to price declines that can result from unfavorable tax treatment when interest rates decline.
Q. WHICH TYPES OF BONDS WERE LAGGARDS DURING THE PERIOD?
A. Bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds - which are pools of home mortgages - experienced increased prepayment activity when interest rates fell and mortgage borrowers refinanced their debt. While prepayment is good for borrowers because it lowers their interest costs, it can be bad for housing-bond holders because it potentially forces them to reinvest at lower prevailing interest rates.
Q. THE FUND'S INVESTMENTS ARE CONCENTRATED IN BONDS RATED A OR HIGHER. WHY DID THE FUND HAVE SUCH A HIGH-QUALITY PROFILE?
A. Throughout the year, Baa-rated bonds' yield advantage over higher-rated bonds became smaller and smaller. The ever-decreasing amount of additional income wasn't enough to cover the extra risk that Baa-rated bonds carried, in my opinion. Furthermore, I didn't think there was much room for spreads to tighten further, so the potential upside for Baa-rated bonds was limited. I also became concerned that if the spread - the difference in income between Aaa-rated and Baa-rated bonds - were to increase again in response to an economic downturn or other reason, the prices of Baa-rated bonds would suffer price losses that would more than overwhelm their small income advantage. Instead of exposing the fund to those risks without adequate compensation for doing so, I chose to emphasize the higher-quality tiers of the New Jersey municipal market.
Q. DID YOU SHIFT THE FUND'S INVESTMENTS AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?
A. Yes, I did. As it became increasingly more difficult to find attractively priced bonds from the market's dominant issuers - New Jersey Turnpike Authority and the Port Authority of New York and New Jersey - due to strong demand for them, I looked toward other, less popular segments of the market. Relatively high-quality, high-yielding bonds issued by schools - either directly or through a state program - offered a number of opportunities, and I increased the fund's stake in them during the past six months.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?
A. Municipals may be in for a fairly strong period as they play catch up to the U.S. Treasury market that has so far this year outpaced the municipal market. That said, the direction of interest rates will be the primary determinant of municipal performance, and it's anybody's guess where they will be six months or a year from now. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. I'm comfortable sticking with a fairly large weighting in high-quality bonds for the time being, because I feel that lower-quality securities currently do not offer enough additional yield given their risks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:
"The role of municipal bond
insurance has grown dramatically
during the past decade as the
number of municipal bonds with
insurance has mushroomed.
Municipal bond insurance,
underwritten by private insurers,
guarantees the timely payment of
interest and principal should the
issuer default on the underlying
debt. Insurance can be purchased
either by the issuer or an investor.
Because they generally enjoy the
highest credit rating (Aaa, AAA or
other, depending on the insurer),
insured bonds tend to be more
popular than uninsured bonds among
many types of investors.
"There are a couple of
characteristics that investors should
understand about insured bonds.
They tend to offer lower yields than
similarly rated uninsured bonds
because the cost of insurance is
passed on to the investor. Second,
insurance doesn't protect a bond
from suffering price losses. Like
all bonds, insured bond prices
fluctuate in response to supply,
demand, interest-rate movements
and other factors."

FUND FACTS
GOAL: to provide high current
income exempt from New Jersey
state and federal income taxes by
investing normally in
investment-grade municipal
securities
FUND NUMBER: 416
TRADING SYMBOL: FNJHX
START DATE: January 1, 1988
SIZE: as of November 30,
1998, more than $389 million
MANAGER: Norm Lind, since
1997; manager, various Fidelity
and Spartan municipal income
funds; joined Fidelity in 1986
(checkmark)

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF NOVEMBER 30, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE SECTORS
                                                        6 MONTHS AGO

GENERAL OBLIGATIONS                        23.7          26.6

TRANSPORTATION                             21.9          20.3

HEALTH CARE                                10.7          10.2

WATER & SEWER                              10.6          9.9

HOUSING                                    8.3           7.5


AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1998

                                                           6 MONTHS AGO

YEARS                                               12.5   12.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30, 1998

                                         6 MONTHS AGO

YEARS                              6.3   6.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF NOVEMBER 30, 1998 AS OF MAY 31, 1998
AAA 47.2%
AA, A 37.5%
BAA 9.3%
BA, B 0.7%
NOT RATED 3.7%
SHORT-TERM
INVESTMENTS 1.6%

AAA 43.0%
AA, A 41.4%
BAA 9.7%
BA, B 0.8%
NOT RATED 4.4%
SHORT-TERM
INVESTMENTS 0.7%
ROW: 1, COL: 1, VALUE: 47.2
ROW: 1, COL: 2, VALUE: 37.5
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 3.7
ROW: 1, COL: 6, VALUE: 1.6

ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 41.0
ROW: 1, COL: 3, VALUE: 9.699999999999999
ROW: 1, COL: 4, VALUE: 1.1
ROW: 1, COL: 5, VALUE: 4.4
ROW: 1, COL: 6, VALUE: 1.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.4%

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - 85.9%

Atlantic County Ctfs. of Prtn. Pub. Facilities Lease
Agreement Rfdg.:

7.4% 3/1/07 (FGIC Insured)                                        Aaa       $ 3,035,000                $ 3,723,217

7.4% 3/1/08 (FGIC Insured)                                        Aaa        3,260,000                  4,042,367

Atlantic County Impt. Auth. Luxury Tax Rev.
(Convention Ctr.):

7.375% 7/1/10 (MBIA Insured) (Escrowed to                         Aaa        1,000,000                  1,238,510
Maturity) (f)

7.4% 7/1/16 (MBIA Insured) (Escrowed to                           Aaa        3,510,000                  4,551,101
Maturity) (f)

Atlantic County Util. Auth. Swr. Rev. Rfdg.:

Series A, 5.85% 1/15/15 (AMBAC Insured)                           Aaa        2,620,000                  2,847,259

5.25% 1/15/11 (AMBAC Insured)                                     Aaa        4,145,000                  4,428,311

Bergen County Utils. Auth. Wtr. Poll. Cont. Rev.
Rfdg.:

(Cap. Appreciation) Series B, 0% 12/15/07                         Aaa        7,500,000                  5,161,125
(FGIC Insured)

Series B, 5.6% 12/15/03 (FGIC Insured)                            Aaa        2,000,000                  2,161,940

Camden County Muni. Util. Auth. Swr. Rev.
Rfdg.:

5.5% 7/15/05 (FGIC Insured)                                       Aaa        1,110,000                  1,207,214

5.5% 7/15/08 (FGIC Insured)                                       Aaa        1,300,000                  1,434,134

6% 7/15/03 (FGIC Insured)                                         Aaa        3,180,000                  3,470,970

6% 7/15/06 (FGIC Insured)                                         Aaa        1,060,000                  1,195,892

Cape May County Ind. Poll. Cont. Fing. Auth.                      Aaa        1,350,000                  1,710,504
Rev. Rfdg. (Atlantic City Elec. Co.) Series A,
6.8% 3/1/21 (MBIA Insured)

Delaware River Port Auth. Pennsylvania & New
Jersey Rev. Rfdg. Series B:

5.25% 1/1/10 (AMBAC Insured)                                      Aaa        2,245,000                  2,397,840

5.25% 1/1/11 (AMBAC Insured)                                      Aaa        2,365,000                  2,504,748

Edison Township Gen. Oblig. 6.5% 6/1/11                           A1         1,000,000                  1,186,190

Essex County Impt. Auth. Rev.:

(Orange Franchise) 5.75% 7/1/27 (MBIA                             Aaa        550,000                    592,537
Insured)

7% 12/1/20 (AMBAC Insured) (Pre-Refunded                          Aaa        1,000,000                  1,087,550
to 12/1/00 @ 102) (f)

Essex County Util. Auth. Solid Waste Rev. Series A:

5.75% 4/1/05 (FSA Insured)                                        Aaa        1,000,000                  1,095,080

6% 4/1/06 (FSA Insured)                                           Aaa        1,000,000                  1,120,590

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - CONTINUED

Essex County Gen. Oblig.:

Rfdg.:

Series A 1, 6% 11/15/05 (FGIC Insured)                            Aaa       $ 3,000,000                $ 3,351,330

Series A 2, 6.25% 9/1/10 (AMBAC                                   Aaa        4,735,000                  5,341,317
Insured)

Series A:

5.75% 9/1/07 (AMBAC Insured)                                      Aaa        1,385,000                  1,546,449

5.75% 9/1/08 (AMBAC Insured)                                      Aaa        1,465,000                  1,639,379

5.75% 9/1/09 (AMBAC Insured)                                      Aaa        1,550,000                  1,739,705

Jersey City Muni. Utils. Auth. Wtr. Rev. 5.25%                    Aaa        3,720,000                  3,981,404
4/1/05 (FSA Insured)

Jersey City Swr. Auth. Swr. Rev. Rfdg.:

6% 1/1/07 (AMBAC Insured)                                         Aaa        2,175,000                  2,460,317

6% 1/1/09 (AMBAC Insured)                                         Aaa        1,000,000                  1,139,190

Lenape Reg'l. High School Dist:

7.625% 1/1/13 (MBIA Insured)                                      Aaa        675,000                    890,662

7.625% 1/1/14 (MBIA Insured)                                      Aaa        1,000,000                  1,331,570

Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Amerada Hess):

6.875% 12/1/22                                                    -          5,000,000                  5,380,050

7.875% 6/1/22                                                     -          7,750,000                  8,936,138

Middlesex County Gen. Oblig. 4.75% 8/1/02                         Aaa        2,665,000                  2,759,874

Middletown Township Board Ed. 5.7% 8/1/10                         Aaa        1,500,000                  1,639,470
(MBIA Insured)

Monmouth County Impt. Auth. Rev. Wastewtr.                        BBB        1,000,000                  1,060,940
Treatment Facilities (Asbury Park Proj.)
7.375% 12/1/09 (Pre-Refunded to 12/1/99
@ 102) (f)

Morris County Gen. Oblig. 6.5% 8/1/03                             Aaa        2,180,000                  2,431,332

New Jersey Bldg. Auth. Bldg. Rev. Rfdg.:

5.75% 6/15/09                                                     Aa2        3,000,000                  3,345,900

5% 6/15/14                                                        Aa2        4,000,000                  4,034,880

New Jersey Econ. Dev. Auth. Econ. Dev. Rev.                       A2         2,000,000                  2,481,080
(Weyerhauser Co. Proj.) 9% 11/1/04

New Jersey Econ. Dev. Auth. Marketing
Transition Facilities Rev. (Senior Lien) Series A:

5.25% 7/1/01 (MBIA Insured)                                       Aaa        1,000,000                  1,039,240

5.8% 7/1/07 (MBIA Insured)                                        Aaa        2,300,000                  2,531,771

5.8% 7/1/09 (MBIA Insured)                                        Aaa        5,000,000                  5,501,200

5.875% 7/1/11 (MBIA Insured)                                      Aaa        4,090,000                  4,489,266

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Econ. Dev. Auth. Rev.:

(Edl. Testing Svc.):

Series A, 6.5% 5/15/05 (MBIA Insured)                             Aaa       $ 2,500,000                $ 2,743,225
(Escrowed to Maturity) (f)

Series B, 6.125% 5/15/15 (MBIA Insured)                           Aaa        2,000,000                  2,276,580
(Pre-Refunded to 5/15/05 @ 102) (f)(g)

Rfdg. (Edl. Testing Svc.) Series A:

5% 5/15/08 (MBIA Insured)                                         Aaa        2,285,000                  2,428,978

5% 5/15/09 (MBIA Insured)                                         Aaa        2,600,000                  2,755,350

New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.                  Aaa        7,700,000                  8,307,068
(American Wtr. Co., Inc. Proj.) 5.95%
11/1/29 (FGIC Insured) (e)

New Jersey Edl. Facilities Auth. Rev.:

(Princeton Theological Seminary) Series B:

5.875% 7/1/22                                                     Aaa        3,280,000                  3,575,003

5.9% 7/1/26                                                       Aaa        2,000,000                  2,169,660

Rfdg.:

(Seton Hall Univ. Proj.) 5.25% 7/1/09                             Aaa        2,200,000                  2,331,032
(AMBAC Insured) (b)

(Saint Peters College) Series B:

5.375% 7/1/12                                                     Baa3       1,450,000                  1,472,519

5.375% 7/1/18                                                     Baa3       1,000,000                  1,006,860

New Jersey Gen. Oblig.:

Rfdg.:

Series D:

5.75% 2/15/06                                                     Aa1        1,950,000                  2,161,673

6% 2/15/13                                                        Aa1        7,500,000                  8,635,425

Series E, 6% 7/15/10                                              Aa1        2,000,000                  2,309,700

5.9% 8/1/02                                                       Aa1        1,500,000                  1,611,405

6.5% 7/15/04                                                      Aa1        9,035,000                  10,207,653

New Jersey Health Care Facilities Fing. Auth. Rev.:

(East Orange Gen. Hosp.) Series B, 7.75%                          BBB+       2,450,000                  2,591,953
7/1/20

(Elizabeth Gen. Med. Ctr.) Series C:

7.1% 7/1/99                                                       Baa1       1,125,000                  1,145,385

7.25% 7/1/06                                                      Baa1       1,975,000                  2,091,999

(Muhlenberg Reg'l. Med. Ctr.) Series B, 8%                        Aaa        2,000,000                  2,046,660
7/1/18 (AMBAC Insured)

(Pascack Valley Hosp.) Series 1991, 6.7%                          BBB        5,200,000                  5,532,592
7/1/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Health Care Facilities Fing. Auth. Rev.: - continued

Rfdg.:

(AHS Hosp. Corp.) Series A, 6% 7/1/11                             Aaa       $ 3,500,000                $ 4,017,370
(AMBAC Insured)

(Atlantic City Med. Ctr.) Series C, 6.8%                          A3         4,200,000                  4,593,246
7/1/11

(Barnabas Med. Ctr. Proj.) Series A, 4.75%                        Aaa        2,000,000                  1,929,620
7/1/28 (MBIA Insured)

(Burdette Tomlin Mem. Hosp.) Series D,                            Aaa        1,710,000                  1,829,375
6.25% 7/1/06 (FGIC Insured)

(Commty. Med. Ctr./Kimball Med. Ctr.)                             Aaa        3,835,000                  4,090,028
5.25% 7/1/11 (FSA Insured)

(Hackensack Univ. Med. Ctr.) Series A,                            Aaa        4,665,000                  4,943,874
5.25% 1/1/12 (MBIA Insured)

(Kennedy Health Sys.) Series B:

5% 7/1/09 (MBIA Insured)                                          Aaa        1,000,000                  1,055,960

5.75% 7/1/07 (MBIA Insured)                                       Aaa        1,930,000                  2,154,382

5.75% 7/1/08 (MBIA Insured)                                       Aaa        1,135,000                  1,269,191

(Newcombe Med. Ctr.) Series A, 7.875%                             Ba3        2,465,000                  2,597,346
7/1/03

New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:

(Home Buyer):

Series B, 7.9% 10/1/22 (MBIA Insured) (e)                         Aaa        1,030,000                  1,068,172

Series W, 4.75% 10/1/17 (MBIA Insured)                            Aaa        4,940,000                  4,967,417

Rfdg. Series 1:

6% 11/1/02                                                        A+         3,210,000                  3,342,220

6.2% 11/1/04                                                      A+         3,100,000                  3,328,594

6.45% 11/1/07                                                     A+         5,090,000                  5,461,112

New Jersey Hsg. Fin. Auth. Gen. Resolution Series A:

6.9% 11/1/07                                                      AA+        2,670,000                  2,859,463

6.95% 11/1/08                                                     AA+        2,265,000                  2,422,372

7% 11/1/09                                                        AA+        2,855,000                  3,053,194

7.05% 11/1/10                                                     AA+        3,500,000                  3,742,725

New Jersey Hwy. Auth. Garden St. Parkway
(Senior Parkway):

6% 1/1/05                                                         A1         2,200,000                  2,362,448

6% 1/1/19 (Escrowed to Maturity) (f)                              Aaa        4,485,000                  5,142,591

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Hwy. Auth. Garden St. Parkway
(Senior Parkway): - continued

6.1% 1/1/06                                                       A1        $ 1,750,000                $ 1,876,315

6.2% 1/1/10 (c)                                                   A1         7,000,000                  8,053,150

New Jersey Tpk. Auth. Tpk. Rev.:

Rfdg.:

Series A:

6.3% 1/1/01                                                       Baa1       1,000,000                  1,045,380

6.4% 1/1/02                                                       Baa1       1,000,000                  1,067,020

6.75% 1/1/08                                                      Baa1       1,000,000                  1,057,630

Series C:

6.5% 1/1/09                                                       Baa1       1,300,000                  1,471,041

6.5% 1/1/16                                                       Baa1       615,000                    716,211

10.375% 1/1/03 (Escrowed to Maturity) (f)                         AAA        6,950,000                  7,993,682

Series A:

5.4% 1/1/99                                                       Baa1       1,900,000                  1,902,850

5.6% 1/1/00                                                       Baa1       1,585,000                  1,614,798

5.9% 1/1/03                                                       Baa1       9,000,000                  9,535,590

New Jersey Trans. Corp. Series A, 5.4% 9/1/02                     Aaa        1,100,000                  1,155,242
(FSA Insured)

New Jersey Trans. Trust Fund Auth. Trans. Sys.:

Rfdg. Series B, 6.5% 6/15/10 (MBIA Insured)                       Aaa        3,000,000                  3,609,630

Series B:

5.25% 6/15/10                                                     Aa2        5,000,000                  5,305,500

6% 6/15/06                                                        Aa2        16,450,000                 18,459,854

New Jersey Wastewtr. Treatment Trust Ln. Rev.:

Series A:

6% 7/1/10                                                         Aa1        15,000                     16,014

6% 7/1/10 (Pre-Refunded to 7/1/01                                 Aa1        985,000                    1,059,368
@ 102) (f)

6.875% 6/15/06                                                    Aa2        105,000                    111,201

6.875% 6/15/09                                                    Aa2        80,000                     84,929

7% 6/15/10                                                        Aa2        140,000                    148,819

New Jersey Wtr. Supply Auth. Rev. Rfdg.                           Aaa        2,465,000                  2,659,439
(Delaware & Raritan Sys.) 5.375% 11/1/12
(MBIA Insured)

Newark Gen. Oblig. 5.3% 9/1/16                                    Aaa        3,500,000                  3,614,065
(MBIA Insured)

North Brunswick Township Rfdg.:

5.25% 5/15/10 (FGIC Insured)                                      Aaa        1,235,000                  1,317,189

5.25% 5/15/11 (FGIC Insured)                                      Aaa        1,290,000                  1,366,471

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                             PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                             AMOUNT                     (NOTE 1)

NEW JERSEY - CONTINUED

Ocean County Gen. Oblig. Rfdg. 5% 10/1/09                         Aa2       $ 3,475,000                $ 3,682,353

Passaic County Util. Auth. (Solid Waste Sys.Proj.)                Aaa        3,725,000                  3,696,914
0% 3/1/99 (MBIA Insured)

Rutgers St Univ. Rfdg. (State Univ. of New Jersey)                A1         3,000,000                  3,522,180
Series A, 6.4% 5/1/13

                                                                                                        335,983,798

NEW YORK & NEW JERSEY - 10.2%

Port Auth. New York & New Jersey Gen. Oblig.:

77th Series, 6.25% 1/15/27 (e)                                    A1         5,000,000                  5,290,550

92nd Series, 4.75% 1/15/29                                        A1         7,000,000                  6,667,640

109th Series, 5.375% 1/15/32 (e)                                  A1         11,500,000                 11,842,585

117th Series, 5.125% 11/15/11                                     Aaa        5,220,000                  5,476,198
(FGIC Insured) (e)

Rfdg.:

94th Series, 5.7% 12/1/10                                         A1         6,385,000                  6,873,389

107th Series:

6% 10/15/05 (e)                                                   A1         1,740,000                  1,926,163

6% 10/15/06 (e)                                                   A1         1,535,000                  1,714,288

                                                                                                        39,790,813

PUERTO RICO - 2.3%

Puerto Rico Commonwealth Gen. Oblig. Rfdg.                        Baa1       2,000,000                  2,127,040
Series A, 6% 7/1/14

Puerto Rico Commonwealth Infrastructure Fing.                     Baa1       510,000                    521,597
Auth. Series A, 7.75% 7/1/08

Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series DD,                 Aaa        4,000,000                  4,155,480
5% 7/1/12 (FSA Insured)

Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family                    AA         2,290,000                  2,383,936
Mtg.) Series A I, 7.5% 4/1/22, LOC Puerto
Rico Commonwealth Govt. Dev. Bank Rev.

                                                                                                        9,188,053

TOTAL MUNICIPAL BONDS                                                                     384,962,664
(Cost $360,715,395)



MUNICIPAL NOTES - 1.6%

                                                              PRINCIPAL                  VALUE
                                                              AMOUNT                     (NOTE 1)

NEW JERSEY - 1.6%

New Jersey Econ. Dev. Auth. Dock Facilities Rev. Rfdg.        $ 500,000                  $ 500,000
(Bayonne/IMTT Proj.) Series 1993 A, 3.2%, LOC First Nat'l.
Bank of Chicago, VRDN (d)

New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg. (Foreign     3,300,000                  3,300,000
Trade Zone Proj.) Series 1998, 3.25%, LOC Morgan
Guaranty Trust Co., NY, VRDN (d)

New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.        400,000                    400,000
(NUI Corp. Proj.) Series 1996 A, 3.3% (AMBAC Insured)
(BPA Bank of New York NA), VRDN (d)(e)

New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Rfdg.:

(United Wtr., Inc. Proj.) Series 1996 A, 3.3% (AMBAC           900,000                    900,000
Insured) (BPA Bank of New York NA), VRDN (d)(e)

(United Wtr., Inc. Proj.) Series 1996 B, 3% (AMBAC Insured)    1,000,000                  1,000,000
(BPA Bank of New York NA), VRDN (d)

TOTAL MUNICIPAL NOTES                                                                     6,100,000
(Cost $6,100,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                   $ 391,062,664
(Cost $366,815,395)





FUTURES CONTRACTS

                                                                           EXPIRATION        UNDERLYING        UNREALIZED
                                                                           DATE              FACE AMOUNT       GAIN/(LOSS)

SOLD

25 Bond Buyer Municipal Bond Index Contracts                               Dec. 1998         $ 3,161,719       $ (34,650)

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.8%


SECURITY TYPE ABBREVIATION
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $195,577.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                 ACQUISTION   ACQUISITION
                         DATE         COST

New Jersey Econ.         8/23/95      $ 1,953,920
Dev. Auth. Rev.
(Edl. Testing Svc.)
Series B, 6.125%
5/15/15 (MBIA
Insured) (Pre-Refunded
to 5/15/05 @ 102)

OTHER INFORMATION
The fund invested in securities that were not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,276,580 or 0.6% of net assets (see Note 2 of Notes to Financial Statements). The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        75.8%  AAA, AA, A    81.4%

Baa               6.9%   BBB           8.8%

Ba                0.7%   BB            0.0%

B                 0.0%   B             0.7%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 3.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations                   23.7%

Transportation                        21.9

Health Care                           10.7

Water & Sewer                         10.6

Housing                               8.3

Escrowed/Pre-Refunded                 6.9

Industrial Development                5.3

Others (individually less than 5%)     12.6

TOTAL                                 100.0%

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $366,815,395. Net unrealized appreciation aggregated $24,247,269, all of which related to appreciated investment securities.
The fund hereby designates approximately $1,228,000 as a capital gain dividend for the purpose of the dividend paid deduction.
During fiscal year ended 1998, 100% of the fund's income dividends were free from federal income tax, and 5.56% of the fund's income dividends were subject to the federal alternative minimum tax. (Unaudited)

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                    NOVEMBER 30, 1998

ASSETS

Investment in securities, at value (cost $366,815,395) -                $ 391,062,664
See accompanying schedule

Receivable for fund shares sold                                          205,592

Interest receivable                                                      7,002,667

 TOTAL ASSETS                                                            398,270,923

LIABILITIES

Payable to custodian bank                                   $ 10,988

Payable for investments purchased                            5,423,946
Regular delivery

 Delayed delivery                                            2,267,320

Payable for fund shares redeemed                             286,169

Distributions payable                                        395,903

Accrued management fee                                       174,807

Payable for daily variation on futures contracts             11,719

Other payables and accrued expenses                          3,838

 TOTAL LIABILITIES                                                       8,574,690

NET ASSETS                                                              $ 389,696,233

Net Assets consist of:

Paid in capital                                                         $ 363,695,636

Accumulated undistributed net realized gain (loss)                       1,787,978
on investments

Net unrealized appreciation (depreciation) on investments                24,212,619

NET ASSETS, for 33,734,930 shares outstanding                           $ 389,696,233

NET ASSET VALUE, offering price and redemption price per                 $11.55
share ($389,696,233 (divided by) 33,734,930 shares)



STATEMENT OF OPERATIONS
                                                       YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                        $ 19,899,148

EXPENSES

Management fee                                            $ 2,054,831

Non-interested trustees' compensation                      324

 Total expenses before reductions                          2,055,155

 Expense reductions                                        (24,362)     2,030,793

NET INTEREST INCOME                                                     17,868,355

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                     2,183,130

 Futures contracts                                         (69,318)     2,113,812

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                     5,152,201

 Futures contracts                                         (59,403)     5,092,798

NET GAIN (LOSS)                                                         7,206,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 25,074,965
FROM OPERATIONS

OTHER INFORMATION

Expense reductions                                                     $ 22,515
Custodian credits

 Transfer agent credits                                                 1,847

                                                                       $ 24,362



STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR ENDED     YEAR ENDED
                                                        NOVEMBER 30,   NOVEMBER 30,
                                                        1998           1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                              $ 17,868,355   $ 17,711,284
Net interest income

 Net realized gain (loss)                                2,113,812      2,069,166

 Change in net unrealized appreciation (depreciation)    5,092,798      2,333,618

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         25,074,965     22,114,068
FROM OPERATIONS

Distributions to shareholders                            (17,868,355)   (17,711,284)
From net interest income

 From net realized gain                                  (1,741,847)    (4,370,732)

 TOTAL DISTRIBUTIONS                                     (19,610,202)   (22,082,016)

Share transactions                                       60,470,984     38,337,168
Net proceeds from sales of shares

 Reinvestment of distributions                           14,908,087     17,295,119

 Cost of shares redeemed                                 (52,762,136)   (51,444,752)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM    22,616,935     4,187,535
SHARE TRANSACTIONS

 Redemption fees                                         21,466         6,979

  TOTAL INCREASE (DECREASE) IN NET ASSETS                28,103,164     4,226,566

NET ASSETS

 Beginning of period                                     361,593,069    357,366,503

 End of period                                          $ 389,696,233  $ 361,593,069

OTHER INFORMATION
Shares

 Sold                                                    5,270,314      3,422,621

 Issued in reinvestment of distributions                 1,300,244      1,543,723

 Redeemed                                                (4,606,133)    (4,589,671)

 Net increase (decrease)                                 1,964,425      376,673




FINANCIAL HIGHLIGHTS
                                               YEARS ENDED NOVEMBER 30,

                                  1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

Net asset value,                  $ 11.380   $ 11.380   $ 11.420   $ 10.320   $ 11.760
beginning of period

Income from Investment             .548       .561       .588       .623       .637
Operations
Net interest income

 Net realized and unrealized       .224       .140       -          1.099      (1.291)
 gain (loss)

 Total from investment             .772       .701       .588       1.722      (.654)
 operations

Less Distributions

 From net interest income          (.548)     (.561)     (.588)     (.623)     (.637)

 From net realized gain            (.055)     (.140)     (.040)     -          (.150)

 Total distributions               (.603)     (.701)     (.628)     (.623)     (.787)

Redemption fees added to paid      .001       -          -          .001       .001
in capital

Net asset value, end of period    $ 11.550   $ 11.380   $ 11.380   $ 11.420   $ 10.320

TOTAL RETURN A                     6.96%      6.44%      5.37%      17.06%     (5.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 389,696  $ 361,593  $ 357,367  $ 366,569  $ 327,060
(000 omitted)

Ratio of expenses to average       .55%       .55%       .55%       .55%       .55%
net assets

Ratio of expenses to average       .54% B     .55%       .52% B     .55%       .55%
net assets after expense
reductions

Ratio of net interest income to    4.78%      5.00%      5.26%      5.64%      5.70%
average net assets

Portfolio turnover rate            12%        16%        57%        36%        8%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average-size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  LIFE OF
                                         YEAR    YEARS   FUND

SPARTAN NJ MUNICIPAL MONEY MARKET        3.06%   16.75%  33.09%

New Jersey Tax-Free                      2.81%   15.18%  n/a
 Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on May 1, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 15 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  LIFE OF
                                         YEAR    YEARS   FUND

SPARTAN NJ MUNICIPAL MONEY MARKET        3.06%   3.15%   3.38%

New Jersey Tax-Free                      2.81%   2.85%   n/a
 Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                            11/30/98  8/31/98  6/1/98  3/2/98  12/1/97



Spartan New Jersey          2.84%     2.90%    3.27%   2.99%   3.34%
 Municipal Money Market



New Jersey                  2.51%     2.57%    2.99%   2.66%   3.06%
 Tax-Free Money Market
 Funds Average



Spartan New Jersey          4.74%     4.84%    5.46%   4.99%   5.57%
 Municipal Money Market -
 Tax-equivalent



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the federal alternative minimum tax.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.
(checkmark)

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan New Jersey Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the fund's fiscal year, November 30, 1998. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points; the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first eight months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates to slow the economy and guard against inflation. Although inflation had been generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines - leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.
Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?
A. Russia defaulted on some of its outstanding debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging market countries, such as those in Latin America. Global stock markets went into a freefall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The Fed followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November 17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?
A. Given the uncertainty of the markets, I maintained a relatively neutral stance with the fund's average maturity, recognizing that the interest-rate picture was changing in the late summer and early fall. Compared to its competitors, the fund's average maturity was generally a bit longer throughout the period. That stance was due to market conditions I've discussed in the past. Specifically, one-year fixed-rate securities in the New Jersey market usually offer a yield advantage over shorter-term variable-rate notes, because strong demand for the latter makes it easier for their issuers to offer the debt at lower rates. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the New Jersey market. Even though more of shareholders' income from the fund will be taxable at the state level this year because of the out-of-state investments, this strategy was pursued so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt New Jersey securities instead.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1998, was 2.84%, compared to 3.35% 12 months ago. The more recent seven-day yield was the equivalent of a 4.74% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. Through November 30, 1998, the fund's 12-month total return was 3.06%, compared to 2.81% for the New Jersey tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The market reflects uncertainty over the direction of the Fed's interest-rate policy. After three rate cuts, it appears that the Fed wants to wait and see what effect its moves will have on the economy. Typically, there is at least a six-month lag before the Fed's moves start to influence the economy. Inflation remains tame, but unemployment is low - often a harbinger of inflation as increased labor costs are passed on to the consumer - and the economy has shown signs of continued growth. While the Fed has gone a long way toward addressing its concerns about the global markets, it appears poised to lower rates further if some U.S. economic weakness develops or if global turmoil resurfaces. However, it would be a surprise to most market observers if the Fed did so before its Open Market Committee meeting in February 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME WHILE MAINTAINING
SHARE PRICE STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM NEW JERSEY
MUNICIPAL MONEY MARKET
SECURITIES
FUND NUMBER: 423
TRADING SYMBOL: FSJXX
START DATE: MAY 1, 1990
SIZE: AS OF NOVEMBER 30, 1998,
MORE THAN $528 MILLION
MANAGER: SCOTT ORR, SINCE
1997; MANAGER, VARIOUS FIDELITY
AND SPARTAN MONEY MARKET
FUNDS: JOINED FIDELITY IN 1989
(CHECKMARK)

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

 DAYS                     % OF FUND'S  % OF FUND'S  % OF FUND'S
                          INVESTMENTS  INVESTMENTS  INVESTMENTS
                          11/30/98     5/31/98      11/30/97

  0 - 30                   61           71           69

 31 - 90                   12           6            12

 91 - 180                  16           6            9

181 - 397                  11           17           10

WEIGHTED AVERAGE MATURITY

                               11/30/98  5/31/98   11/30/97

Spartan New Jersey Municipal   57 DAYS   63 Days   52 Days
Money Market Fund

New Jersey Tax-Free Money      56 DAYS   50 Days   51 Days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 AS OF MAY 31, 1998
Row: 1, Col: 1, Value: 53.6
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 26.0
Row: 1, Col: 5, Value: 8.0
Variable rate demand
notes (VRDNs) 59%
Commercial paper
(including CP mode) 14%
Tender bonds 0%
Municipal notes 26%
Other 1%

Variable rate demand
notes (VRDNs) 54%
Commercial paper
(including CP mode) 11%
Tender bonds 1%
Municipal notes 26%
Other 8%
Row: 1, Col: 1, Value: 58.6
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 26.0
Row: 1, Col: 5, Value: 1.6
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

NEW JERSEY - 73.6%

Bernardsville Gen. Oblig. BAN 3.75% 4/15/99                       $ 3,457,700                 $ 3,459,669

Bethlehem Township Gen. Oblig. BAN 3.75% 9/21/99                   2,750,000                   2,756,619

Bloomfield Township Gen. Oblig. BAN 3.8% 6/1/99                    4,200,000                   4,200,399

Burlington County Gen. Oblig. BAN 3.75% 4/22/99                    2,500,000                   2,500,936

Camden County Impt. Auth. Rev.:

(Jewish Cmnty. Ctr. Proj.) Series 1995, 3.1%, LOC Nat'l.           1,100,000                   1,100,000
Westminster Bank PLC, VRDN (a)

(Parkview Redev. Hsg. Proj.) 3.15%, LOC Gen. Elec. Cap.            6,800,000                   6,800,000
Corp., VRDN (a)(d)

Chatham Township Gen. Oblig. BAN 3.75% 2/18/99                     3,550,000                   3,551,178

Cranford Township Gen. Oblig. BAN 3.76% 3/19/99                    2,912,007                   2,913,666

Dover Gen. Oblig. BAN 4% 7/16/99                                   3,514,950                   3,523,389

East Brunswick Township Gen. Oblig. BAN:

3.75% 4/13/99                                                      8,152,000                   8,154,233

4% 7/28/99                                                         4,000,000                   4,009,849

Englewood Gen. Oblig. BAN 4% 7/16/99                               2,548,500                   2,554,618

Gloucester County Poll. Cont. Fing. Auth. Rev. Rfdg.               2,670,000                   2,670,000
(Monsanto Co. Proj.) Series 1992, 3.1%, VRDN (a)

Hopatcong Gen. Oblig. BAN 4% 6/11/99                               3,500,000                   3,504,246

Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt.       24,960,000                  24,960,000
Ln. Prog.) Series 1986, 3.1%, LOC Comerica Bank, Detroit,
VRDN (a)

Jefferson Township Gen. Oblig. BAN Series 1998 A, 4%               3,663,650                   3,666,902
2/19/99

Mercer County Impt. Auth. Rev. (Atlantic & Johnson Proj.)          11,000,000                  11,000,000
Series 1998, 3.3% (MBIA Insured), VRDN (a)

Middlesex County Gen. Oblig. BAN 4% 1/26/99                        19,027,000                  19,041,100

Monroe Township Gen. Oblig. BAN 4% 7/28/99                         3,100,000                   3,107,043

Montclair Township Gen. Oblig. BAN 4% 1/22/99                      3,981,000                   3,983,297

Moorestown Township Gen. Oblig. BAN 3.75% 6/4/99                   3,000,000                   3,003,863

Morristown Gen. Oblig. BAN 4% 5/4/99                               6,350,000                   6,355,158

New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:

(Arden Group) Series 1989 BB, 3.2%, LOC PNC Bank NA,               1,400,000                   1,400,000
VRDN (a)(d)

(Block Drug Corp.) Series A, 3.2%, LOC SunTrust Bank of            715,000                     715,000
Atlanta, VRDN (a)

(Casa DiBertacchi Corp. Facilities) Series 1988, 3.35%, LOC        400,000                     400,000
Marine Midland Bank NA, VRDN (a)(d)

(Composite Issue) Series 1989 B, 3.2%, LOC PNC Bank NA,            50,000                      50,000
VRDN (a)(d)

(Ctr. for Aging Applewood Proj.) Series 1989, 3.43%, LOC           2,125,000                   2,125,000
Fleet Nat'l. Bank, VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued

(Dial Realty) Series 1988 L, 3.2%, LOC PNC Bank NA,               $ 2,000,000                 $ 2,000,000
VRDN (a)(d)

(Guttenplan's Bakery) Series 1989 G, 3.2%, LOC PNC Bank            1,750,000                   1,750,000
NA, VRDN (a)(d)

(Headquarters Proj.) Series 1997, 3.15%, LOC PNC Bank              2,700,000                   2,700,000
NA, VRDN (a)

(Herzel Mor Corp.) Series 1989 L, 3.2%, LOC PNC Bank               400,000                     400,000
NA, VRDN (a)(d)

(Pictorial Offset Corp.) Series 1989 H, 3.2%, LOC PNC Bank         400,000                     400,000
NA, VRDN (a)(d)

(PVC Container Corp.) Series 1987 D, 3.2%, LOC Nat'l.              1,865,000                   1,865,000
Westminster Bank PLC, VRDN (a)(d)

(Recycle, Inc. Proj.) Series 1995, 3.2%, LOC Fleet Bank NA,        4,300,000                   4,300,000
VRDN (a)(d)

Rfdg. (RJB Associates Proj.) Series 1983, 3.15%, LOC PNC           300,000                     300,000
Bank NA, VRDN (a)

New Jersey Econ. Dev. Auth. Ind. Dev. Rev. (Nat'l. Refrigerant)    650,000                     650,000
Series 1994 A, 3.2%, LOC First Union Nat'l. Bank of North
Carolina, VRDN (a)(d)

New Jersey Econ. Dev. Auth. Rev.:

(500 Int'l. Drive Partners Proj.) Series 1995, 3.1%, LOC First     3,000,000                   3,000,000
Union Nat'l. Bank of North Carolina, VRDN (a)

(Bayshore Health Ctr.) Series 1998 A, 3.25%, LOC                   4,655,000                   4,655,000
Kredietbank NV, VRDN (a)

(E.P. Henry Corp. Proj.) 3.05%, LOC First Union Nat'l. Bank        870,000                     870,000
of North Carolina, VRDN (a)(d)

(Eastern Silk) 2nd Series D2, 3.15%, LOC Banque Nationale          1,250,000                   1,250,000
de Paris, VRDN (a)(d)

(Jewish Home Rockleigh Proj.) Series B, 3.3%, LOC PNC              7,000,000                   7,000,000
Bank NA, VRDN (a)

(Peddie School Proj.) 3.15% (BPA PNC Bank NA), VRDN (a)            500,000                     500,000

Bonds:

(Chambers Cogeneration Ltd. Proj.) Series 1991:

2.8% 3/8/99, LOC Cr. Local de France, CP mode (d)                  3,900,000                   3,900,000

2.85% 3/8/99, LOC Cr. Local de France, CP mode (d)                 8,300,000                   8,300,000

(Keystone Proj.) Series 1992:

2.85% 3/8/99, LOC Union Bank of Switzerland AG,                    1,500,000                   1,500,000
CP mode (d)

2.95% 3/9/99, LOC Union Bank of Switzerland AG,                    1,500,000                   1,500,000
CP mode (d)

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating
VRDN:

Series FR/RI 34, 3.5% (Liquidity Facility Bank of New York        $ 8,415,000                 $ 8,415,000
NA) (a)(d)(e)

Series FR/RI 35, 3.5% (Liquidity Facility Bank of New York         1,500,000                   1,500,000
NA) (a)(d)(e)

New Jersey Gen. Oblig.:

Participating VRDN Series 1997 L, 3.3% (Liquidity Facility         7,000,000                   7,000,000
Caisse des Depots et Consignations) (a)(e)

3.05% 3/9/99 (Liquidity Facility Bank of Nova Scotia)              6,900,000                   6,900,000
(Liquidity Facility Commerzbank AG), CP

3.05% 3/17/99 (Liquidity Facility Bank of Nova Scotia)             5,200,000                   5,200,000
(Liquidity Facility Commerzbank AG), CP

3.15% 3/12/99 (Liquidity Facility Bank of Nova Scotia)             14,400,000                  14,400,000
(Liquidity Facility Commerzbank AG), CP

3.35% 2/9/99 (Liquidity Facility Bank of Nova Scotia)              13,600,000                  13,600,000
(Liquidity Facility Commerzbank AG), CP

3.35% 4/6/99 (Liquidity Facility Bank of Nova Scotia)              4,900,000                   4,900,000
(Liquidity Facility Commerzbank AG), CP

New Jersey Higher Ed. Assistance Auth. Student Ln. Rev. Bonds      2,800,000                   2,800,000
(New Jersey Class Ln. Prog.) Series 1997 B, 3.75%, tender
6/1/99 (MBIA Insured) (BPA Landesbank
Hessen-Thuringen) (d)

New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN               7,595,000                   7,595,000
Series 94C3003, 3.33% (Liquidity Facility Citibank,
New York NA) (a)(d)(e)

New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:

Series PA 117, 3.35% (Liquidity Facility Merrill Lynch &           4,505,000                   4,505,000
Co.) (a)(d)(e)

Series PT 118, 3.35% (Liquidity Facility Banco Santander           29,215,000                  29,215,000
SA) (a)(d)(e)

Series PT 92, 3.35% (Liquidity Facility Merrill Lynch &            7,260,000                   7,260,000
Co.) (a)(d)(e)

New Jersey Sport and Exposition Auth. Rev. Series 1992 C,          10,990,000                  10,990,000
3.15% (MBIA Insured) (BPA Cr. Suisse First Boston (BK)),
VRDN (a)

New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN                 8,600,000                   8,600,000
Series PA 440, 3.3% (Liquidity Facility Merrill Lynch &
Co.) (a)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund Auth. Trans. Sys. Participating
VRDN:

Series FR/RI A21, 3.4% (Liquidity Facility Nat'l. Westminster     $ 2,150,000                 $ 2,150,000
Bank PLC) (a)(e)

Series PA 330, 3.3% (Liquidity Facility Merrill Lynch &            1,340,000                   1,340,000
Co.) (a)(e)

Ocean County Util. Auth. Wastewtr. Rev. Rfdg. Bonds                2,675,000                   2,678,181
Series 1997, 5% 1/1/99

Old Bridge Township Gen. Oblig. BAN 3.25% 10/20/99                 3,000,000                   3,005,425

Passaic County Gen. Oblig. BAN 4% 4/2/99,                          10,500,000                  10,513,389
LOC State Street Bank & Trust Co.

Rahway Gen. Oblig. BAN 3.75% 10/8/99                               3,202,000                   3,215,450

Salem County Ind. Poll. Cont. Fing. Auth. Rev. Participating       3,760,000                   3,760,000
VRDN Series PA 357, 3.3% (Liquidity Facility Merrill
Lynch & Co.) (a)(e)

South Plainfield Gen. Oblig. BAN 4% 7/20/99                        4,500,000                   4,509,881

Union County Gen. Oblig. BAN 3.63% 7/14/99                         2,860,000                   2,860,494

Union County Util. Auth. Solid Waste Facilities Lease Rev.         6,200,000                   6,200,000
Participating VRDN Series FR/RI 38, 3.5% (Liquidity Facility
Bank of New York NA) (a)(d)(e)

Verona Gen. Oblig. BAN 3.25% 4/12/99                               4,644,000                   4,650,171

Wall Township Gen. Oblig. BAN Series B, 4% 6/24/99                 2,900,000                   2,904,704

Washington Township Gloucester County Gen. Oblig. BAN              3,236,429                   3,237,971
4.1% 1/15/99

West Milford Township Gen. Oblig. BAN Series B, 4%                 2,298,000                   2,299,326
1/22/99

West Windsor Plains Reg. School District BAN 4% 1/27/99            10,100,000                  10,106,231

Woodbridge Township Gen. Oblig. BAN 4% 7/30/99                     11,000,000                  11,026,656

                                                                                               385,684,044

NEW YORK & NEW JERSEY - 19.3%

Port Auth. New York & New Jersey Gen. Oblig.:

Participating VRDN:

Series FR/RI 3, 3.5% (Liquidity Facility Bank of New York          2,100,000                   2,100,000
NA) (a)(d)(e)

Series PT 1077 3.58% (Liquidity Facility Bank of America           5,300,000                   5,300,000
Nat'l. Trust & Savings Assoc.) (a)(e)

Series PT 232, 3.62% (Liquidity Facility Commerzbank               3,925,000                   3,925,000
AG) (a)(d)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                  PRINCIPAL                   VALUE
                                                                  AMOUNT                      (NOTE 1)

NEW YORK & NEW JERSEY - CONTINUED

Port Auth. New York & New Jersey Gen. Oblig.: - continued

Series 1991, 3.4%, VRDN (a)(d)(f)                                 $ 6,400,000                 $ 6,400,000

Series 1992, 3.275%, VRDN (a)(f)                                   6,900,000                   6,900,000

Series 1995 1, 3.15%, VRDN (a)                                     5,000,000                   5,000,000

Series 1995, 3.275%, VRDN (a)(d)(f)                                10,500,000                  10,500,000

Series 1996 3, 3.15%, VRDN (a)                                     5,000,000                   5,000,000

Series 1997 2, 3.275%, VRDN (a)(f)                                 10,400,000                  10,400,000

Series 1997 B, 3.15%, VRDN (a)                                     3,200,000                   3,200,000

Port Auth. New York & New Jersey Spl. Oblig. Rev.:

Participating VRDN:

Series 6:

3.35% (Liquidity Facility Societe Generale) (a)(d)(e)              3,655,000                   3,655,000

3.35% (Liquidity Facility Societe Generale) (a)(d)(e)              17,300,000                  17,300,000

Series FR/RI 16, 3.5% (Liquidity Facility Bank of New York         5,600,000                   5,600,000
NA) (a)(d)(e)

Series SG 117, 3.35% (Liquidity Facility Societe                   6,900,000                   6,900,000
Generale) (a)(d)(e)

Series 1R, 3.45%, VRDN (a)(d)                                      1,200,000                   1,200,000

Series 4, 3.35% (BPA Landesbank Hessen-Thuringen),                 4,700,000                   4,700,000
VRDN (a)(d)

Series 6, 3.35%, VRDN (a)(d)                                       3,400,000                   3,400,000

                                                                                               101,480,000

                                                                  SHARES

OTHER - 7.1%

Municipal Central Cash Fund (b)(c)                                 37,159,919                  37,159,919

TOTAL INVESTMENT IN SECURITIES - 100%                                                        $ 524,323,963

Total Cost for Income Tax Purposes                                                           $ 524,323,963


SECURITY TYPE ABBREVIATIONS
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                 ACQUISTION   COST
                         DATE

Port Auth. New York &    6/18/91      $ 6,400,000
New Jersey Gen.
Oblig. VRDN:
  Series 1991, 3.4%

  Series 1992, 3.275%    2/14/92      $ 6,900,000

  Series 1995, 3.275%    9/15/95      $ 10,500,000

  Series 1997 2, 3.275%  9/15/97      $ 10,400,000

OTHER INFORMATION
The fund invested in securities that were not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $34,200,000 or 6.5% of net assets (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION
At November 30, 1998, the fund had a capital loss carryforward of approximately $70,000 of which $23,000, $16,000, $2,000 and $29,000 will expire on November 30, 2000, 2002, 2003 and 2004, respectively. During fiscal year ended 1998, 100% of the fund's income dividends were free from federal income tax, and 32.68% of the fund's income dividends were subject to the federal alternative minimum tax. (Unaudited)

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                    NOVEMBER 30, 1998

ASSETS

Investment in securities, at value -                                    $ 524,323,963
See accompanying schedule

Receivable for fund shares sold                                          990,847

Interest receivable                                                      5,208,534

 TOTAL ASSETS                                                            530,523,344

LIABILITIES

Payable for fund shares redeemed                           $ 1,747,042

Distributions payable                                       65,816

Accrued management fee                                      217,590

Other payables and accrued expenses                         3,366

 TOTAL LIABILITIES                                                       2,033,814

NET ASSETS                                                              $ 528,489,530

Net Assets consist of:

Paid in capital                                                         $ 528,559,952

Accumulated net realized gain (loss) on investments                      (70,422)

NET ASSETS, for 528,532,757 shares outstanding                          $ 528,489,530

NET ASSET VALUE, offering price and redemption price per                 $1.00
share ($528,489,530 (divided by) 528,532,757 shares)



STATEMENT OF OPERATIONS
                                                    YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                     $ 18,290,052

EXPENSES

Management fee                                         $ 2,596,444

Non-interested trustees' compensation                   1,960

 Total expenses before reductions                       2,598,404

 Expense reductions                                     (12,578)     2,585,826

NET INTEREST INCOME                                                  15,704,226

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 15,704,898

OTHER INFORMATION

Expense reductions                                                  $ 1,360
Custodian credits

 Transfer agent credits                                              11,218

                                                                    $ 12,578



STATEMENT OF CHANGES IN NET ASSETS
                                           YEAR ENDED      ONE MONTH ENDED   YEAR ENDED
                                           NOVEMBER 30,    NOVEMBER 30,      OCTOBER 31,
                                           1998            1997              1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                 $ 15,704,226    $ 1,403,965       $ 16,638,749
Net interest income

 Net realized gain (loss)                   672             -                 (28,856)

 Increase (decrease) in                     -               -                 (31)
 net unrealized gain from
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS      15,704,898      1,403,965         16,609,862
RESULTING FROM OPERATIONS

Distributions to shareholders from net      (15,704,226)    (1,403,965)       (16,638,749)
interest income

Share transactions at net asset value of    474,746,691     37,088,585        572,748,800
$1.00 per share
Proceeds from sales of shares

 Reinvestment of distributions from net     15,281,562      1,377,406         16,278,251
 interest income

 Cost of shares redeemed                    (485,904,369)   (34,651,925)      (573,322,288)

 NET INCREASE (DECREASE) IN NET             4,123,884       3,814,066         15,704,763
ASSETS AND SHARES RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN              4,124,556       3,814,066         15,675,876
  NET ASSETS

NET ASSETS

 Beginning of period                        524,364,974     520,550,908       504,875,032

 End of period                             $ 528,489,530   $ 524,364,974     $ 520,550,908





FINANCIAL HIGHLIGHTS
                              YEAR ENDED    ONE MONTH            YEARS ENDED OCTOBER 31,
                              NOVEMBER 30,  ENDED
                                            NOVEMBER 30,

                              1998          1997          1997       1996       1995       1994
SELECTED PER-SHARE DATA

Net asset value,              $ 1.000       $ 1.000       $ 1.000    $ 1.000    $ 1.000    $ 1.000
beginning of period

Income from Investment         .030          .003          .032       .032       .036       .024
Operations
Net interest income

Less Distributions

 From net interest             (.030)        (.003)        (.032)     (.032)     (.036)     (.024)
 income

Net asset value,              $ 1.000       $ 1.000       $ 1.000    $ 1.000    $ 1.000    $ 1.000
end of period

TOTAL RETURN B, C              3.06%         .27%          3.22%      3.24%      3.65%      2.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of            $ 528,490     $ 524,365     $ 520,551  $ 504,875  $ 469,834  $ 395,935
period (000 omitted)

Ratio of expenses to           .50%          .50% A        .40% D     .35% D     .31% D     .28% D
average net assets

Ratio of expenses to           .50%          .50% A        .40%       .34% E     .31%       .28%
average net assets
after expense
reductions

Ratio of net interest          3.02%         3.28% A       3.15%      3.20%      3.59%      2.44%
income to average
net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY NJ MUNICIPAL MONEY MARKET       2.93%   15.25%  41.76%

New Jersey Tax-Free Money Market         2.81%   15.18%  42.99%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 15 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY NJ MUNICIPAL MONEY MARKET       2.93%   2.88%   3.55%

New Jersey Tax-Free Money Market         2.81%   2.85%   3.57%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               11/30/98  8/31/98  6/1/98  3/2/98  12/1/97



Fidelity New Jersey Municipal  2.72%     2.82%    3.17%   2.79%   3.24%
 Money Market Fund



New Jersey Tax-Free            2.51%     2.57%    2.99%   2.66%   3.06%
 Money Market Funds
 Average



Fidelity New Jersey Municipal  4.54%     4.71%    5.29%   4.66%   5.41%
 Money Market  Fund -
 Tax-equivalent

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the federal alternative minimum tax.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you would
have to earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government neither
insures nor guarantees a money
market fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the fund's fiscal year, November 30, 1998. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points; the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first eight months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates to slow the economy and guard against inflation. Although inflation had been generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines - leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.
Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?
A. Russia defaulted on some of its outstanding debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging market countries, such as those in Latin America. Global stock markets went into a freefall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The Fed followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November 17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?
A. Given the uncertainty of the markets, I maintained a relatively neutral stance with the fund's average maturity, recognizing that the interest-rate picture was changing in the late summer and early fall. Compared to its competitors, the fund's average maturity was generally a bit longer throughout the period. That stance was due to market conditions I've discussed in the past. Specifically, one-year fixed-rate securities in the New Jersey market usually offer a yield advantage over shorter-term variable-rate notes, because strong demand for the latter makes it easier for their issuers to offer the debt at lower rates. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the New Jersey market. Even though more of shareholders' income from the fund will be taxable at the state level this year because of the out-of-state investments, this strategy was pursued so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt New Jersey securities instead.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1998, was 2.72%, compared to 3.24% 12 months ago. The more recent seven-day yield was the equivalent of a 4.54% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. Through November 30, 1998, the fund's 12-month total return was 2.93%, compared to 2.81% for the New Jersey tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The market reflects uncertainty over the direction of the Fed's interest-rate policy. After three rate cuts, it appears that the Fed wants to wait and see what effect its moves will have on the economy. Typically, there is at least a six-month lag before the Fed's moves start to influence the economy. Inflation remains tame, but unemployment is low - often a harbinger of inflation as increased labor costs are passed on to the consumer - and the economy has shown signs of continued growth. While the Fed has gone a long way toward addressing its concerns about the global markets, it appears poised to lower rates further if some U.S. economic weakness develops or if global turmoil resurfaces. However, it would be a surprise to most market observers if the Fed did so before its Open Market Committee meeting in February 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME WHILE MAINTAINING
SHARE PRICE STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM NEW JERSEY
MUNICIPAL MONEY MARKET
SECURITIES
FUND NUMBER: 417
TRADING SYMBOL: FNJXX
START DATE: MARCH 17, 1988
SIZE: AS OF NOVEMBER 30,
1998, MORE THAN $590 MILLION
MANAGER: SCOTT ORR, SINCE
1997; MANAGER, VARIOUS FIDELITY
AND SPARTAN MONEY MARKET
FUNDS: JOINED FIDELITY IN 1989
(CHECKMARK)

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES




MATURITY DIVERSIFICATION

 DAYS                     % OF FUND'S  % OF FUND'S  % OF FUND'S
                          INVESTMENTS  INVESTMENTS  INVESTMENTS
                          11/30/98     5/31/98      11/30/97

  0 - 30                   63           71           67

 31 - 90                   11           6            15

 91 - 180                  16           7            9

181 - 397                  10           16           9

WEIGHTED AVERAGE MATURITY

                                11/30/98  5/31/98   11/30/97

Fidelity New Jersey Municipal   56 DAYS   62 Days   50 Days
Money Market Fund

New Jersey Tax-Free Money       56 DAYS   50 Days   51 Days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 AS OF MAY 31, 1998
Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 25.0
Row: 1, Col: 4, Value: 10.0
Variable rate demand
notes (VRDNs) 56%
Commercial paper
(including CP mode) 16%
Municipal notes 27%
Other 1%

Variable rate demand
notes (VRDNs) 53%
Commercial paper
(including CP mode) 12%
Municipal notes 25%
Other 10%
Row: 1, Col: 1, Value: 55.5
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 27.0
Row: 1, Col: 4, Value: 1.5
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                                                      PRINCIPAL                   VALUE
                                                                      AMOUNT                      (NOTE 1)

NEW JERSEY - 72.2%

Bernardsville Gen. Oblig. BAN 3.75% 4/15/99                           $ 3,500,000                 $ 3,501,994

Bethlehem Township Gen. Oblig. BAN 3.75% 9/21/99                       2,760,000                   2,766,643

Bloomfield Township Gen. Oblig. BAN 3.8% 6/1/99                        4,300,000                   4,300,409

Burlington County Gen. Oblig. BAN 3.75% 4/22/99                        2,500,000                   2,500,936

Camden County Impt. Auth. Rev.:

(Jewish Cmnty. Ctr. Proj.) Series 1995, 3.1%, LOC Nat'l.               2,200,000                   2,200,000
Westminster Bank PLC, VRDN (a)

(Parkview Redev. Hsg. Proj.) 3.15%, LOC Gen. Elec. Cap.                6,000,000                   6,000,000
Corp., VRDN (a)(d)

Chatham Township Gen. Oblig. BAN 3.75% 2/18/99                         3,585,350                   3,586,540

Cranford Township Gen. Oblig. BAN 3.76% 3/19/99                        2,850,000                   2,851,624

Dover Gen. Oblig. BAN 4% 7/16/99                                       3,600,000                   3,608,643

East Brunswick Township Gen. Oblig. BAN:

3.75% 4/13/99                                                          8,200,000                   8,202,246

4% 7/28/99                                                             4,000,000                   4,009,849

Englewood Gen. Oblig. BAN 4% 7/16/99                                   2,600,000                   2,606,242

Gloucester County Poll. Cont. Fing. Auth. Rev. Rfdg. (Monsanto         2,800,000                   2,800,000
Co. Proj.) Series 1992, 3.1%, VRDN (a)

Hopatcong Gen. Oblig. BAN 4% 6/11/99                                   3,500,000                   3,504,246

Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt.           28,795,000                  28,795,000
Ln. Prog.) Series 1986, 3.1%, LOC Comerica Bank, Detroit,
VRDN (a)

Jefferson Township Gen. Oblig. BAN Series 1998 A, 4%                   3,663,650                   3,666,902
2/19/99

Mercer County Impt. Auth. Rev. (Atlantic & Johnson Proj.)              16,000,000                  16,000,000
Series 1998, 3.3% (MBIA Insured), VRDN (a)

Middlesex County Gen. Oblig. BAN 4% 1/26/99                            18,608,095                  18,621,884

Monroe Township Gen. Oblig. BAN 4% 7/28/99                             3,182,206                   3,189,435

Montclair Township Gen. Oblig. BAN 4% 1/22/99                          3,883,000                   3,885,240

Moorestown Township Gen. Oblig. BAN 3.75% 6/4/99                       3,000,000                   3,003,863

Morristown Gen. Oblig. BAN 4% 5/4/99                                   6,350,000                   6,355,158

New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:

(Casa DiBertacchi Corp. Facilities) Series 1988, 3.35%, LOC            600,000                     600,000
Marine Midland Bank NA, VRDN (a)(d)

(Ctr. for Aging Applewood Proj.) Series 1989, 3.43%, LOC               2,275,000                   2,275,000
Fleet Nat'l. Bank, VRDN (a)

(Headquarters Proj.) Series 1997, 3.15%, LOC PNC Bank                  2,500,000                   2,500,000
NA, VRDN (a)

(PVC Container Corp.) Series 1987 D, 3.2%, LOC Nat'l.                  1,035,000                   1,035,000
Westminster Bank PLC, VRDN (a)(d)

MUNICIPAL SECURITIES - CONTINUED

                                                                      PRINCIPAL                   VALUE
                                                                      AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued

Rfdg. (RJB Associates Proj.) Series 1983, 3.15%, LOC PNC              $ 500,000                   $ 500,000
Bank NA, VRDN (a)

New Jersey Econ. Dev. Auth. Rev.:

(500 Int'l. Drive Partners Proj.) Series 1995, 3.1%, LOC First         2,800,000                   2,800,000
Union Nat'l. Bank of North Carolina, VRDN (a)

(Bayshore Health Ctr.) Series 1998 A, 3.25%, LOC                       4,600,000                   4,600,000
Kredietbank NV, VRDN (a)

(Jewish Home Rockleigh Proj.) Series B, 3.3%, LOC PNC                  7,430,000                   7,430,000
Bank NA, VRDN (a)

(Peddie School Proj.) 3.15% (BPA PNC Bank NA), VRDN (a)                500,000                     500,000

Bonds:

(Chambers Cogeneration Ltd. Proj.) Series 1991:

2.8% 3/8/99, LOC Cr. Local de France, CP mode (d)                      4,300,000                   4,300,000

2.85% 2/16/99, LOC Cr. Local de France, CP mode (d)                    3,600,000                   3,600,000

2.85% 3/8/99, LOC Cr. Local de France, CP mode (d)                     8,500,000                   8,500,000

(Keystone Proj.) Series 1992:

2.85% 3/8/99, LOC Union Bank of Switzerland AG,                        1,500,000                   1,500,000
CP mode (d)

2.95% 3/9/99, LOC Union Bank of Switzerland AG,                        1,600,000                   1,600,000
CP mode (d)

3% 3/8/99, LOC Union Bank of Switzerland AG, CP                        1,000,000                   1,000,000
mode (d)

New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating         10,000,000                  10,000,000
VRDN Series FR/RI 35, 3.5% (Liquidity Facility Bank of New
York NA) (a)(d)(e)

New Jersey Edl. Dev. Auth. Poll. Cont. (Hoffman- Roche Proj.)          3,000,000                   3,000,000
Series 1985, 3.1%, LOC Wachovia Bank NA, VRDN (a)

New Jersey Gen. Oblig.:

Participating VRDN:

Series 1997 L, 3.3% (Liquidity Facility Caisse des Depots et           8,100,000                   8,100,000
Consignations) (a)(e)

Series FR/RI-A8, 3.45% (Liquidity Facility Bayerische                  1,100,000                   1,100,000
Hypo-und Vereinsbank AG) (a)(e)

Series PA 340, 3.3% (Liquidity Facility Merrill                        8,495,000                   8,495,000
Lynch & Co.) (a)(e)

3.05% 3/9/99 (Liquidity Facility Bank of Nova Scotia)                  7,500,000                   7,500,000
(Liquidity Facility Commerzbank AG), CP

MUNICIPAL SECURITIES - CONTINUED

                                                                      PRINCIPAL                   VALUE
                                                                      AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Gen. Oblig.: - continued

3.05% 3/17/99 (Liquidity Facility Bank of Nova Scotia)                $ 5,600,000                 $ 5,600,000
(Liquidity Facility Commerzbank AG), CP

3.15% 3/12/99 (Liquidity Facility Bank of Nova Scotia)                 15,600,000                  15,600,000
(Liquidity Facility Commerzbank AG), CP

3.35% 2/9/99 (Liquidity Facility Bank of Nova Scotia)                  14,400,000                  14,400,000
(Liquidity Facility Commerzbank AG), CP

3.35% 4/6/99 (Liquidity Facility Bank of Nova Scotia)                  5,100,000                   5,100,000
(Liquidity Facility Commerzbank AG), CP

New Jersey Higher Ed. Assistance Auth. Student Ln. Rev. Bonds          2,600,000                   2,600,000
(New Jersey Class Ln. Prog.) Series 1997 B, 3.75%, tender
6/1/99 (MBIA Insured) (BPA Landesbank
Hessen-Thuringen) (d)

New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN Series            6,800,000                   6,800,000
94C3003, 3.33% (Liquidity Facility Citibank, New York
NA) (a)(d)(e)

New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:

Series PA 117, 3.35% (Liquidity Facility Merrill                       4,020,000                   4,020,000
Lynch & Co.) (a)(d)(e)

Series PT 118, 3.35% (Liquidity Facility Banco Santander               23,430,000                  23,430,000
SA) (a)(d)(e)

Series PT 92, 3.35% (Liquidity Facility Merrill                        11,005,000                  11,005,000
Lynch & Co.) (a)(d)(e)

Series PT-80, 3.3% (Liquidity Facility Rabobank Nederland              8,500,000                   8,500,000
Coop. Central) (a)(e)

New Jersey Sport and Exposition Auth. Rev. Series 1992 C,              18,275,000                  18,275,000
3.15% (MBIA Insured) (BPA Cr. Suisse First Boston (BK)),
VRDN (a)

New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN                     9,200,000                   9,200,000
Series PA 440, 3.3% (Liquidity Facility Merrill Lynch & Co.) (a)(e)

New Jersey Trans. Trust Fund Auth. Trans. Sys. Participating           1,340,000                   1,340,000
VRDN Series PA 330, 3.3% (Liquidity Facility Merrill
Lynch & Co.) (a)(e)

North Brunswick Township BAN:

4% 12/30/98                                                            1,250,000                   1,250,291

4% 8/27/99                                                             2,920,000                   2,928,308

Ocean County Util. Auth. Wastewtr. Rev. Rfdg.                          2,600,000                   2,603,092
Bonds Series 1997, 5% 1/1/99

Old Bridge Township BAN 3.25% 10/20/99                                 3,400,000                   3,406,149

Passaic County Gen. Oblig. BAN 4% 4/2/99, LOC State                    10,500,000                  10,513,389
Street Bank & Trust Co.

Rahway Gen. Oblig. BAN 3.75% 10/8/99                                   3,500,000                   3,514,702

MUNICIPAL SECURITIES - CONTINUED

                                                                      PRINCIPAL                   VALUE
                                                                      AMOUNT                      (NOTE 1)

NEW JERSEY - CONTINUED

Salem County Ind. Poll. Cont. Fing. Auth. Rev. Participating          $ 3,900,000                 $ 3,900,000
VRDN Series PA 357, 3.3% (Liquidity Facility Merrill Lynch &
Co.) (a)(e)

South Plainfield Gen. Oblig. BAN 4% 7/20/99                            4,400,000                   4,409,661

Union County Gen. Oblig. BAN 3.63% 7/14/99                             2,900,000                   2,900,501

Union County Util. Auth. Solid Waste Facilities Lease Rev.             6,260,000                   6,260,000
Participating VRDN Series FR/RI 38, 3.5% (Liquidity Facility
Bank of New York NA) (a)(d)(e)

Verona Gen. Oblig. BAN 3.25% 4/12/99                                   5,300,000                   5,307,042

Wall Township Gen. Oblig. BAN Series B, 4% 6/24/99                     3,000,000                   3,004,866

Washington Township Gloucester County Gen. Oblig. BAN                  3,250,000                   3,251,548
4.1% 1/15/99

West Milford Township Gen. Oblig. BAN Series B, 4%                     2,100,000                   2,101,212
1/22/99

West Windsor Plains Reg. School District BAN 4% 1/27/99                9,900,000                   9,906,108

Woodbridge Township Gen. Oblig. BAN 4% 7/30/99                         11,068,950                  11,095,773

                                                                                                   419,114,496

NEW YORK & NEW JERSEY - 18.2%

Port Auth. New York & New Jersey Gen. Oblig.:

Participating VRDN:

Series FR/RI 3, 3.5% (Liquidity Facility Bank of New York              1,900,000                   1,900,000
NA) (a)(d)(e)

Series GS 52, 3.35% (Liquidity Facility Societe                        4,600,000                   4,600,000
Generale) (a)(d)(e)

Series PT 1077 3.58% (Liquidity Facility Bank of America               5,900,000                   5,900,000
Nat'l. Trust & Savings Assoc.) (a)(e)

Series PT 232, 3.62% (Liquidity Facility Commerzbank                   4,200,000                   4,200,000
AG) (a)(d)(e)

Series 1991, 3.4%, VRDN (a)(d)(f)                                      8,800,000                   8,800,000

Series 1992, 3.275%, VRDN (a)(f)                                       6,800,000                   6,800,000

Series 1995, 3.275%, VRDN (a)(d)(f)                                    9,400,000                   9,400,000

Series 1996 2, 3.25%, VRDN (a)(d)                                      3,500,000                   3,500,000

Series 1997 1, 3.275%, VRDN (a)(f)                                     8,900,000                   8,900,000

Series 1997, 3.15%, VRDN (a)                                           2,800,000                   2,800,000

Port Auth. New York & New Jersey Spl. Oblig. Rev.:

Participating VRDN:

Series 6, 3.35% (Liquidity Facility Societe                            18,000,000                  18,000,000
Generale) (a)(d)(e)

Series FR/RI 16, 3.5% (Liquidity Facility Bank of New York             5,200,000                   5,200,000
NA) (a)(d)(e)

MUNICIPAL SECURITIES - CONTINUED

                                                                      PRINCIPAL                   VALUE
                                                                      AMOUNT                      (NOTE 1)

NEW YORK & NEW JERSEY - CONTINUED

Port Auth. New York & New Jersey Spl. Oblig. Rev.:

Participating VRDN: - continued

Series SG 117, 3.35% (Liquidity Facility Societe                      $ 6,400,000                 $ 6,400,000
Generale) (a)(d)(e)

Series 1R, 3.45%, VRDN (a)(d)                                          4,700,000                   4,700,000

Series 4, 3.35% (BPA Landesbank Hessen-Thuringen),                     5,200,000                   5,200,000
VRDN (a)(d)

Series 6, 3.35%, VRDN (a)(d)                                           9,200,000                   9,200,000

                                                                                                   105,500,000

                                                                      SHARES

OTHER - 9.6%

Municipal Central Cash Fund (b)(c)                                     55,429,703                  55,429,703

TOTAL INVESTMENT IN SECURITIES - 100%                                                            $ 580,044,199

Total Cost for Income Tax Purposes                                                               $ 580,044,199


SECURITY TYPE ABBREVIATIONS
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                 ACQUISTION   COST
                         DATE

Port Auth. New York &    6/18/91      $ 8,800,000
New Jersey Gen.
Oblig. VRDN:
  Series 1991, 3.4%

  Series 1992, 3.275%    2/14/92      $ 6,800,000

  Series 1995, 3.275%    9/15/95      $ 9,400,000

  Series 1997 1, 3.275%  9/15/97      $ 8,900,000

OTHER INFORMATION
The fund invested in securities that were not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $33,900,000 or 5.7% of net assets (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION
At November 30, 1998, the fund had a capital loss carryforward of approximately $41,000 of which $14,000 and $27,000 will expire on November 30, 2003 and 2005, respectively.
During fiscal year ended 1998, 100% of the fund's income dividends were free from federal income tax, and 30.09% of the fund's income dividends were subject to the federal alternative minimum tax. (Unaudited)

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                    NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 580,044,199
SEE ACCOMPANYING SCHEDULE

CASH                                                                     45

RECEIVABLE FOR INVESTMENTS SOLD                                          2,021,731

RECEIVABLE FOR FUND SHARES SOLD                                          8,282,840

INTEREST RECEIVABLE                                                      5,482,438

 TOTAL ASSETS                                                            595,831,253

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                           $ 4,965,736

DISTRIBUTIONS PAYABLE                                       39,255

ACCRUED MANAGEMENT FEE                                      189,203

OTHER PAYABLES AND ACCRUED EXPENSES                         146,945

 TOTAL LIABILITIES                                                       5,341,139

NET ASSETS                                                              $ 590,490,114

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 590,530,916

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (40,802)

NET ASSETS, FOR 590,530,979 SHARES OUTSTANDING                          $ 590,490,114

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($590,490,114 (DIVIDED BY) 590,530,979 SHARES)



STATEMENT OF OPERATIONS
                                                    YEAR ENDED NOVEMBER 30, 1998

INTEREST INCOME                                                     $ 18,805,789

EXPENSES

MANAGEMENT FEE                                         $ 2,073,638

TRANSFER AGENT FEES                                     913,972

ACCOUNTING FEES AND EXPENSES                            102,736

NON-INTERESTED TRUSTEES' COMPENSATION                   2,824

CUSTODIAN FEES AND EXPENSES                             28,485

REGISTRATION FEES                                       46,871

AUDIT                                                   26,012

LEGAL                                                   11,100

REPORTS TO SHAREHOLDERS                                 14,808

MISCELLANEOUS                                           670

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,221,116

 EXPENSE REDUCTIONS                                     (16,836)     3,204,280

NET INTEREST INCOME                                                  15,601,509

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              14,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 15,615,943

OTHER INFORMATION

EXPENSE REDUCTION                                                   $ 696
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                                              16,140

                                                                    $ 16,836



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED        YEAR ENDED
                                                          NOVEMBER 30,      NOVEMBER 30,
                                                          1998              1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 15,601,509      $ 13,730,894
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  14,434            (26,426)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           15,615,943        13,704,468
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (15,601,509)      (13,730,894)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   1,801,008,658     1,381,762,190
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    15,168,608        13,414,508

 COST OF SHARES REDEEMED                                   (1,713,362,802)   (1,330,712,880)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          102,814,464       64,463,818
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  102,828,898       64,437,392

NET ASSETS

 BEGINNING OF PERIOD                                       487,661,216       423,223,824

 END OF PERIOD                                            $ 590,490,114     $ 487,661,216




FINANCIAL HIGHLIGHTS
                                                YEARS ENDED NOVEMBER 30,

                                  1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT             .029       .030       .029       .033       .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.029)     (.030)     (.029)     (.033)     (.022)

NET ASSET VALUE, END OF PERIOD    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                     2.93%      3.03%      2.93%      3.33%      2.19%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 590,490  $ 487,661  $ 423,224  $ 434,709  $ 399,548
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .60%       .61%       .63%       .62%       .62%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .59% B     .61%       .61% B     .62%       .62%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST INCOME TO    2.90%      2.98%      2.89%      3.28%      2.17%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, futures transactions and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security.
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $71,115,611 and $43,188,306, respectively.
The market value of futures contracts opened and closed during the period amounted to $48,431,779 and $47,366,431, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the investment adviser for Fidelity New Jersey Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of
 .39% of average net assets for Fidelity New Jersey Municipal Money
Market Fund.
As Spartan New Jersey Municipal Income Fund's and Spartan New Jersey Municipal Money Market Fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for Spartan New Jersey Municipal Income Fund and Spartan New Jersey Municipal Money Market Fund, respectively.
FMR also bears the cost of providing shareholder services to Spartan New Jersey Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,329 for the period.
SUB-ADVISER FEE. As the money market funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Fidelity New Jersey Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an rate of
 .17% of average net assets for Fidelity New Jersey Municipal Money
Market Fund.
5. EXPENSE REDUCTIONS.
Fidelity New Jersey Municipal Money Market Fund and FMR (on behalf of Spartan New Jersey Municipal Income Fund and Spartan New Jersey Municipal Money Market Fund) have entered into arrangements with their custodians and transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan New Jersey Municipal Income Fund, Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (funds of Fidelity Court Street Trust II) at November 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of each fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan New Jersey Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE         12/29/97 12/31/98
RECORD DATE      12/26/97 12/30/98
SHORT-TERM
CAPITAL GAINS    $.025    $-
LONG-TERM
CAPITAL GAINS    $.030    $.060
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate        40.92%   -
 20% rate        59.08%   100%

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
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COLORADO
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CONNECTICUT
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GEORGIA
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HAWAII
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ILLINOIS
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INDIANA
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MARYLAND
7401 Wisconsin Avenue
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280 North Woodward Ave.
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MINNESOTA
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8885 Ladue Road
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NEW JERSEY
150 Essex Street
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56 South Street
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501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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999 Walt Whitman Road
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1271 Avenue of the Americas
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New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
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28699 Chagrin Boulevard
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OREGON
16850 SW 72 Avenue
Tigard, OR
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1735 Market Street
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439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
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10000 Research Boulevard
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19740 IH 45 North
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UTAH
215 South State Street
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VIRGINIA
8180 Greensboro Drive
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WASHINGTON
411 108th Avenue, N.E.
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511 Pine Street
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WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Boyce I. Greer, Vice President
Dwight D. Churchill, Vice President
Norman U. Lind, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

NJN-ANN-0199  69048
1.539150.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com